As filed with the Securities and Exchange Commission on December 29, 2000

                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 86

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 88

                                   FORUM FUNDS
                         (Formerly "Forum Funds, Inc.")

                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                              Leslie K. Klenk, Esq.
                            Forum Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing become effective:

     immediately upon filing pursuant to Rule 485, paragraph (b)
X    on December 31, 2000 pursuant to Rule 485, paragraph (b)
     60 days after filing pursuant to Rule 485, paragraph (a)(1)
     on _________________ pursuant to Rule 485, paragraph (a)(1)
     75 days after filing pursuant to Rule 485, paragraph (a)(2)
     on ________________pursuant to Rule 485, paragraph (a)(2) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Institutional Shares, Institutional Service Shares and Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Municipal Fund and Daily Assets Cash Fund. Each Fund is structured as a Master-Feeder Fund. This amendment to the Trust's registration statement is also executed by Core Trust (Delaware).

FORUM
FUNDS

FIVE MONEY MARKET FUNDS THAT SEEK TO PROVIDE HIGH CURRENT INCOME TO THE EXTENT CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY. IN ADDITION, DAILY ASSETS MUNICIPAL FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.


The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


                          PROSPECTUS

                          INSTITUTIONAL SHARES

                          JANUARY 1, 2001

                          DAILY ASSETS TREASURY OBLIGATIONS FUND

                          DAILY ASSETS GOVERNMENT FUND

                          DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                          DAILY ASSETS CASH FUND

                          DAILY ASSETS MUNICIPAL FUND

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  SUMMARY                                                   2

                  PERFORMANCE                                               4

                  FEE TABLES                                                5

                  MANAGEMENT                                                6

                  YOUR ACCOUNT                                              7

                           How To Contact the Funds                         7

                           General Information                              7

                           Buying Shares                                    8

                           Selling Shares                                   9

                           Exchange Privileges                             10

                  OTHER INFORMATION                                        11

                  FINANCIAL HIGHLIGHTS                                     12

FORUM FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------

CONCEPTS TO UNDERSTAND

MONEY MARKET SECURITY means
a high credit quality,
short-term, U.S. dollar

denominated debt security.

TREASURY  SECURITY means a
security that is issued or
guaranteed by
the U.S.  Treasury.


GOVERNMENT SECURITY means a
security that is issued or
guaranteed by the U.S.
Government, its agencies or
instrumentalities.

REPURCHASE AGREEMENT means
a transaction in which
securities are purchased
and simultaneously
committed to be resold to
another party at an
agreed-upon date and at a
price reflecting a market
rate of interest.

MUNICIPAL SECURITY means a
security the interest on
which is exempt from Federal
income tax.


This Prospectus offers Institutional Shares of five money market funds - Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (each a "Fund"). Institutional Shares are designed for institutional investors.

INVESTMENT OBJECTIVES

The investment objective of each Fund, except Daily Assets Municipal Fund, is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of Daily Assets Municipal Fund is to provide high current income that is exempt from Federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund invests in a diversified portfolio of Money Market Securities and:
o    seeks to maintain a stable net asset value of $1.00 per share
o    invests in securities with remaining maturities of 397 days or less
o maintains a dollar weighted average maturity of its investments of 90 days or less

Each Fund invests substantially all of its assets in another mutual fund (each a "Portfolio," and collectively, the "Portfolios"), which has the same investment objective and substantially similar investment policies. Each Portfolio in which a Fund invests and its primary investments are:



           FUND/PORTFOLIO              PRIMARY INVESTMENTS
Daily Assets Treasury Obligations      Treasury Securities and Repurchase Agreements backed by
Fund/Treasury Cash Portfolio           Treasury Securities
-----------------------------------------------------------------------------------------------
Daily Assets Government                Government Securities that generally are exempt from
Fund/Government Portfolio              state and local income taxes
-----------------------------------------------------------------------------------------------
Daily Assets Government Obligations    Government Securities and Repurchase Agreements backed
Fund/Government Cash Portfolio         by Government Securities
-----------------------------------------------------------------------------------------------
Daily Assets Cash Fund/Cash Portfolio  A broad spectrum of Money Market Securities including:
                                       o    securities issued by financial institutions,
                                            such as certificates of deposit, bankers'
                                            acceptances and time deposits
                                       o    securities issued by domestic companies, such
                                            as commercial paper
                                       o    Government Securities
                                       o    Repurchase Agreements
-----------------------------------------------------------------------------------------------
Daily Assets Municipal                 Municipal Securities
Fund/Municipal Cash Portfolio

The investment adviser for each Portfolio (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------


Daily Assets Municipal Fund has substantial exposure to Municipal Securities that are supported by various types of third-party credit and liquidity enhancements. These investments are often comprised of long-term Municipal Securities structured to allow the owner the option to sell the security back to the issuer at par or a modest premium. Many of these investments have interest rates that are reset periodically. The Adviser reviews and considers these factors in its investment decisions and will only purchase a Municipal Security if it believes that third-party credit and liquidity supporters possess minimal credit risk. Up to 20% of the Fund's total assets may be invested in securities the interest from which is not exempt from Federal income tax.


The Adviser may sell a Money Market Security if:

     o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program. The principal risks of investing in a Fund are:

INTEREST RATE RISK Interest rates may affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in value. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or credit quality otherwise falls. In the worst case, an issuer of a security or a repurchase agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

LOCAL ECONOMIC/POLITICAL RISK Changes in state or regional economies or politics can adversely affect the value of the Municipal Securities issued in that location. Up to 35% of Daily Assets Municipal Fund's assets maybe exposed to Municipal Securities whose issuers are located in one state or territory.

The above risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the Fund's
$1.00 per share value. These risks also can result in lower investment performance of a Fund.

FORUM FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

The following charts and tables provide some indication of the risks of investing in a Fund's Institutional Shares by showing changes in performance and investment returns from year to year. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.


The following charts show the annual total return for the only full calendar year that the Funds' Institutional Shares have operated.


YEAR ENDED 12/31                                                1999
                                             [EDGAR Representation of Bar Chart]
DAILY ASSETS TREASURY OBLIGATIONS FUND

                                                                4.76%
Best Quarter:  1.28% (quarter ended 12/31/99)

Worst Quarter: 1.08% (quarter ended 3/31/99)

The calendar year-to-date total return as of September 30, 2000 was 4.52%.

DAILY ASSETS GOVERNMENT FUND
                                                                5.07%
Best Quarter:  1.36% (quarter ended 12/31/99)

Worst Quarter: 1.17% (quarter ended 3/31/99)

The calendar year-to-date total return as of September 30, 2000 was 4.61%.

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
                                                                5.05%
Best Quarter:  1.35% (quarter ended 12/31/99)

Worst Quarter: 1.17% (quarter ended 6/30/99)

The calendar year-to-date total return as of September 30, 2000 was 4.65%.

DAILY ASSETS CASH FUND
                                                                5.15%
Best Quarter: 1.40% (quarter ended 12/31/99)

Worst Quarter:1.19% (quarter ended 6/30/99)

The calendar year-to-date total return as of September 30, 2000 was 4.69%.

DAILY ASSETS MUNICIPAL FUND
                                                                3.29%
Best Quarter: 0.91% (quarter ended 12/31/99)

Worst Quarter:0.72% (quarter ended 3/31/99)

The calendar year-to-date total return as of September 30, 2000 was 3.06%.


The following table lists the Institutional Shares' average annual total return as of December 31, 1999.

                                         1 YEAR   SINCE INCEPTION INCEPTION DATE

DAILY ASSETS TREASURY OBLIGATIONS FUND     4.76%        5.04%         1/22/98
DAILY ASSETS GOVERNMENT FUND               5.07%        5.10%          7/1/98
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND   5.05%        5.25%         1/30/98
DAILY ASSETS CASH FUND                     5.15%        5.31%         3/13/98
DAILY ASSETS MUNICIPAL FUND                3.29%        3.26%         6/25/98

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEE TABLES
--------------------------------------------------------------------------------
The following table describes the various fees and expenses that you will pay if you invest in Institutional Shares of a Fund. There are no charges to purchase or redeem Fund shares.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

-------------------------------------------------------------------------------------------------------------------------------
                                                  DAILY ASSETS       DAILY        DAILY ASSETS       DAILY          DAILY
                                                    TREASURY         ASSETS        GOVERNMENT       ASSETS          ASSETS
                                                   OBLIGATIONS     GOVERNMENT     OBLIGATIONS        CASH       MUNICIPAL FUND
                                                      FUND            FUND            FUND           FUND

Management Fees (1)                                   0.13%          0.15%           0.13%           0.13%          0.15%
Distribution (Rule 12b-1) Fees                        None            None            None           None            None
Other Expenses                                        0.20%          0.50%           0.24%           0.21%          0.73%
TOTAL ANNUAL FUND OPERATING EXPENSES (2)              0.33%          0.65%           0.37%           0.34%          0.88%
Fee Waivers and Expense Reimbursements (3)            0.13%          0.45%           0.17%           0.14%          0.73%
NET EXPENSES                                          0.20%          0.20%           0.20%           0.20%          0.15%

(1)  INCLUDES ALL INVESTMENT ADVISORY AND ADMINISTRATION FEES.
(2) BASED ON AMOUNTS INCURRED DURING EACH FUND'S LAST FISCAL YEAR ENDED AUGUST 31, 2000 STATED AS A PERCENTAGE OF ASSETS PRIOR TO FEE WAIVERS AND EXPENSE REIMBURSEMENTS. EACH FUND'S EXPENSES INCLUDE ITS PRO-RATA SHARE OF THE EXPENSES OF ITS CORRESPONDING PORTFOLIO.
(3) BASED ON CERTAIN CONTRACTUAL FEE WAIVERS AND EXPENSE REIMBURSEMENTS CURRENTLY IN EFFECT THAT MAY DECREASE AFTER DECEMBER 31, 2001.


EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in Institutional Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the total annual Fund operating expenses and net expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                          DAILY ASSETS             DAILY            DAILY ASSETS         DAILY ASSETS         DAILY ASSETS
                            TREASURY         ASSETS GOVERNMENT       GOVERNMENT              CASH               MUNICIPAL
                        OBLIGATIONS FUND           FUND           OBLIGATIONS FUND           FUND                 FUND

1 year                         $20                  $20                  $20                  $20                   $15
3 years                       $128                 $173                 $137                 $131                  $281
5 years                       $208                 $328                 $226                 $212                  $488
10 years                      $440                 $777                 $486                 $451                $1,084


FORUM FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information (the "SAI").

THE ADVISER


Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio. In addition to the Portfolios, the Adviser manages two taxable and three tax-free bond funds

During the Funds' last fiscal year, the aggregate advisory fees paid to the Adviser from each Portfolio, as a percentage of average net assets, were:


PORTFOLIO                 TREASURY CASH         GOVERNMENT         GOVERNMENT CASH           CASH            MUNICIPAL CASH
                            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
ADVISORY FEE                  0.03%                0.05%                0.03%                0.03%                0.05%


Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's net assets held by the Fund.


OTHER SERVICE PROVIDERS


The Forum Financial Group ("Forum") of companies provides various services to each Fund. As of October 31, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $123 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

Forum Administrative Services, LLC ("FAdS") provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's fund accountant and Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.


FUND EXPENSES


Each Fund pays for its own expenses and bears its pro-rata share of expenses of the Portfolio in which the Fund invests. Expenses of Institutional Shares include the shares' own expenses as well as Trust expenses that are allocated among each Fund, their classes of shares and all other funds of the Trust. The Adviser and other service providers may waive all or any portion of their fees and reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect.

Certain service providers of each Fund have undertaken to waive a portion of their fees and reimburse expenses in order to limit total operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of the Institutional Shares of each Fund to 0.00% of the average daily net assets of the Institutional Shares of Daily Assets Municipal Fund and 0.20% of the Institutional Shares of each other Fund.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO CONTACT THE FUNDS

WRITE TO US AT:                          ACH OR WIRE INVESTMENTS TO:
  Forum Shareholder Services, LLC           Bankers Trust Company
  Attn: (Fund Name - Institutional Shares)  New York, New York
  P.O. Box 446                              ABA #021001033
  Portland, Maine 04112                        FOR CREDIT TO:

                                               Forum Shareholder Services, LLC

TELEPHONE US AT:                               Account # 01-465-547
  (800) 94FORUM or                             Re: (Fund Name) - Institutional
                                               Shares
  (800) 943-6786 (Toll Free)                   (Your Name)
  (207) 879-0001                               (Your Account Number)


GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds). Investments are not accepted or invested by a Fund during the period before the receipt of Federal Funds.


Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

                                                ORDER MUST BE             PAYMENT MUST BE
                                                 RECEIVED BY                RECEIVED BY

DAILY ASSETS GOVERNMENT FUND               12:00 P.M., Eastern time   4:00 P.M., Eastern time
---------------------------------------------------------------------------------------------
DAILY ASSETS TREASURY OBLIGATIONS FUND     2:00 P.M., Eastern time    4:00 P.M., Eastern time
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
DAILY ASSETS CASH FUND
DAILY ASSETS MUNICIPAL FUND

On days that the Bond Market Association recommends an early close of the government securities market or that those markets or Federal Reserve Bank of San Francisco closes early, the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.


If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 4:00 P.M., Eastern time on each weekday except Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed. The time at which the NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolios in which they invest) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations. Consult a representative of your financial institution for more information.

FORUM FUNDS
--------------------------------------------------------------------------------


BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

          CHECKS Make checks payable to "Forum Funds". No other method of check payment is acceptable.

          AUTOMATED CLEARING HOUSE ("ACH") Instruct your financial institution to transfer funds through the "Automated Clearing House" system.

          WIRES Instruct your financial institution to make a Federal Funds wire payment to us.

Your financial institution may charge you a fee for ACH or wire services.

MINIMUM INVESTMENTS Each Fund accepts payments in the following minimum amounts for Institutional Shares:


                          MINIMUM INITIAL       MINIMUM ADDITIONAL
                            INVESTMENT              INVESTMENT
Standard Accounts           $1,000,000                 $250

ACCOUNT REQUIREMENTS

                      TYPE OF ACCOUNT                                              REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS           o   Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole         required to sign exactly as their names appear on
proprietorship accounts. Joint accounts have two or more         the account
owners  (tenants)
BUSINESS ENTITIES                                            o   Submit a Corporate/Organization Resolution
                                                                 form or similar document
TRUSTS                                                       o   The trust must be established before an
                                                                 account can be opened
                                                             o   Provide a certified trust document, or the
                                                                 pages from the trust document, that identify the
                                                                 trustees

INVESTMENT PROCEDURES

                  HOW TO OPEN AN ACCOUNT                                HOW TO ADD TO YOUR  ACCOUNT
BY CHECK                                                      BY CHECK
o    Call or write us for an account application (and         o    Fill  out an investment slip from a
     Corporate/Organization Resolution form, if applicable)        confirmation or write us a letter
o    Complete  the  application  (and  resolution  form)      o    Write  your account number on your check
o    Mail us your  application (and resolution form)          o    Mail us the slip (or your letter) and the check
     and a check
BY WIRE                                                      BY WIRE
o    Call or write us for an  account  application  (and      o    Call to  notify us of your incoming wire
     Corporate/Organization  Resolution form, if applicable)  o    Instruct your bank to wire your money to us
o    Complete the application (and resolution form)
o    Call us to fax the completed application (and
     resolution form) and we will assign you an account
     number
o    Mail us your original application (and resolution
     form)
o    Instruct your financial institution to wire your money
     to us
BY ACH PAYMENT
o    Call or write us for an account application (and
     Corporate/Organization Resolution form, if applicable)
o    Complete the application (and resolution form)
o    Call us to fax the completed application (and
     resolution form) and we will assign you an account
     number
o    Mail us your original application (and resolution
     form)
o    Instruct your financial institution to send an ACH payment to us

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------


LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations.


CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH payments at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by ACH that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.


SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day in which a redemption order is accepted by the Transfer Agent.



                      HOW TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL
o    Prepare a written request including:
        o    Your name(s) and signature(s)
        o    Your account number
        o    [Fund name] - Institutional Shares
        o    The dollar amount or number of shares you want to sell
        o    How and where to send the redemption  proceeds
o    Obtain a signature  guarantee (if required)
o    Obtain other  documentation  (if required)
o    Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemptions on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o    Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
        o    Your account number
        o    Exact name(s) in which the account is registered
        o    Additional form of identification
o    Redemption proceeds will be:
        o    Mailed to you OR
        o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 12:00 P.M., Eastern time (or other time as may be determined) for Daily Assets Government Fund or after 2:00 P.M., Eastern time (or other time as may be determined) for each other Fund, the Transfer Agent will wire proceeds to you on the next Fund business day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

FORUM FUNDS
--------------------------------------------------------------------------------


SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:


     o    Sales of over $50,000 worth of shares
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm, or bank account not on record
     o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
     o Changes to distribution, telephone redemption or exchange option, or any other election in connection with your account


SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.


EXCHANGE PRIVILEGES


You may exchange your Institutional Shares of a Fund for Institutional Shares of another Fund.

REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE


BY MAIL
o    Prepare a written request including:
      o    Your name(s) and signature(s)
      o    Your account number(s)
      o    The names of each fund you are exchanging
      o    The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o    Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
      o    Your account number(s)
      o    Exact  name(s) in which account is registered
      o    Additional  form of identification

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT POLICIES


Each Fund and Portfolio operates in accordance with "Rule 2a-7" under the Investment Company Act of 1940. All restrictions relating to maturity, credit and diversification are interpreted in accordance with that rule.

A Portfolio may from time to time take temporary defensive positions in response to adverse market, economic, political or other conditions. For instance, a Portfolio may hold cash in any amount. Each Portfolio may invest in other money market mutual funds that have substantially similar policies.

Securities in which a Portfolio invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Each Portfolio limits these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)


Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in a corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"). A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The Board of Trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about the Core Trust board and executive officers is in the SAI.


CLASSES OF SHARES

In addition to Institutional Shares, each Fund also offers Investor Shares and Institutional Service Shares. Investor Shares are designed for retail investors and Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. You may obtain prospectuses describing these classes of shares by contacting the Transfer Agent. Each class has different fees and investment minimums.


DISTRIBUTIONS


Each Fund declares  distributions  from its net investment income daily and pays
these  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions, if any, at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.


TAXES


GENERAL Each Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

A Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held Fund shares. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

DAILY ASSETS MUNICIPAL FUND It is anticipated that substantially all of the Fund's net income will be "tax-exempt interest income." Generally, you are not subject to Federal income tax on these distributions. Distributions of other investment income and short-term capital gain are taxable to you as ordinary income. It is anticipated that substantially all of the Fund's net income will be exempt from Federal income tax. All distributions may be subject to certain state and local taxes.

If you are a "substantial user" or a "related person" of a substantial user of facilities financed by "private activity" securities held by the Fund, you may have to pay Federal income tax on your pro-rata share of the net income generated from these securities. Distributions of interest income on certain private activity bonds are an item of tax preference for purposes of individual and corporate Federal alternative minimum tax.

FORUM FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table is intended to help you understand the performance of Institutional Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment in a Fund's Institutional Shares (assuming the reinvestment of all distributions). Prior to the operation of Institutional Shares, Daily Assets Government Fund and Daily Assets Cash Fund offered Institutional Service Shares. Performance information for this class is also included in the following table. This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report dated August 31, 2000, which is available upon request, without charge.


                                   SELECTED DATA FOR A SINGLE SHARE                          RATIOS/SUPPLEMENTAL DATA
                           --------------------------------------------------        -----------------------------------------
                                                                                         Net              Ratios to
                           Beginning       Distributions Distributions Ending            Assets at       Average Net Assets
                           Net Asset   Net     From Net   From Net     Net              End of    -----------------------------
                          Value Per Investment Investment Realized     Asset    Total   Period                Net
                             Share    Income    Income      Gain       Value    Return  (000's       Net    Investment Gross
                                                                       per             Omitted)    Expenses   Income  Expenses(a)
                                                                       Share
DAILY ASSETS TREASURY
OBLIGATIONS FUND

Year Ended August 31, 2000    $1.00      0.06    (0.06)      -        $1.00   5.74%   $108,372    0.20%     5.65%      0.33%
Year Ended August 31, 1999     1.00      0.05    (0.05)    -(d)        1.00   4.67%     86,295    0.20%     4.58%      0.32%
Period Ended August 31,        1.00      0.03    (0.03)      -         1.00   3.34%    110,561    0.20%(c)  5.41%(c)   0.47%(c)
1998 (b)
DAILY ASSETS GOVERNMENT
FUND
Year Ended August 31, 2000     1.00      0.06    (0.06)      -         1.00   5.93%     39,777    0.20%     5.78%      0.65%
Year Ended August 31, 1999     1.00      0.05    (0.05)      -         1.00   4.92%     28,709    0.20%     4.81%      0.61%
Period Ended August 31,        1.00      0.01    (0.01)      -         1.00   0.89%     36,095    0.20%(c)  5.26%(c)   0.69%(c)
1998 (b)
INSTITUTIONAL SERVICE
SHARES
Year Ended August 31, 1999     1.00      0.05    (0.05)      -         1.00   4.66%      5,775    0.45%     4.57%      1.15%
Year Ended August 31, 1998     1.00      0.05    (0.05)      -         1.00   5.04%      9,485    0.46%     4.93%      0.91%
Period Ended August 31,        1.00      0.02    (0.02)      -         1.00   2.01%     44,116    0.50%(c)  4.76%(c)   0.95%(c)
1997(e)
Year Ended March 31, 1997      1.00      0.05    (0.05)      -         1.00   4.80%     43,975    0.50%     4.70%      0.99%
Year Ended March 31, 1996      1.00      0.05    (0.05)      -         1.00   5.18%     43,103    0.50%     5.01%      1.06%
DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND
Year Ended August 31, 2000     1.00      0.06    (0.06)    -(d)        1.00   5.94%     34,909    0.20%     5.83%      0.37%
Year Ended August 31, 1999     1.00      0.05    (0.05)      -         1.00   4.98%     26,627    0.20%     4.85%      0.40%
Period  Ended  August  31,     1.00      0.03    (0.03)      -         1.00   3.24%     15,352    0.20%(c)  5.43%(c)   0.74%(c)
1998 (b)
DAILY ASSETS CASH FUND
Year Ended August 31, 2000     1.00      0.06    (0.06)      -         1.00   6.05%     42,165    0.20%     5.93%      0.34%
Year Ended August 31, 1999     1.00      0.05    (0.05)      -         1.00   5.07%     38,926    0.20%     4.93%      0.35%
Period  Ended  August  31,     1.00      0.03    (0.03)      -         1.00   2.70%     28,396    0.20%(c)  5.46%(c)   0.68%(c)
1998 (b)
INSTITUTIONAL      SERVICE
SHARES
Year Ended August 31, 1998     1.00      0.05    (0.05)      -         1.00   5.34%      5,235    0.46%     5.22%      0.90%
Period  Ended  August  31,     1.00      0.05    (0.05)      -         1.00   4.70%     12,076    0.52%(c)  5.06%(c)   1.22%(c)
1997(b)
DAILY ASSETS MUNICIPAL
FUND
Year Ended August 31, 2000     1.00      0.04    (0.04)      -         1.00   3.92%     20,980    0.00%     3.83%      0.88%
Year Ended August 31, 1999     1.00      0.03    (0.03)      -         1.00   3.15%     20,624    0.05%     3.10%      0.72%
Period  Ended  August  31,     1.00      0.01    (0.01)      -         1.00   0.59%     20,773    0.12%(c)  3.16%(c)   1.26%(c)
1998 (b)

(A) THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO EXCLUDING ANY FEE WAIVERS

     AND EXPENSE REIMBURSEMENTS FOR THE FUND AND ITS CORRESPONDING PORTFOLIO.

(B) INSTITUTIONAL SHARES OF DAILY ASSETS TREASURY OBLIGATIONS FUND COMMENCED OPERATIONS ON JANUARY 22, 1998, DAILY ASSETS GOVERNMENT FUND COMMENCED OPERATIONS ON JULY 1, 1998, DAILY ASSETS GOVERNMENT OBLIGATIONS FUND COMMENCED OPERATIONS ON JANUARY 30, 1998, DAILY ASSETS CASH FUND COMMENCED OPERATIONS ON MARCH 13, 1998 AND DAILY ASSETS MUNICIPAL FUND COMMENCED OPERATIONS ON JUNE 25, 1998.

(C)  ANNUALIZED.
(D)  LESS THAN $0.01 PER SHARE.

(E)  THE FUND CHANGED ITS FISCAL YEAR END TO AUGUST 31 AFTER MARCH 31, 1997.

FORUM FUNDS
--------------------------------------------------------------------------------


FOR MORE INFORMATION                                                                                      FORUM
                                                                                                          FUNDS
                 The following documents are available free upon request:

                                                                                                  INSTITUTIONAL SHARES

                                ANNUAL/SEMI-ANNUAL REPORTS

                   Additional information about each Fund's investments                           DAILY ASSETS TREASURY
               is available in the Fund's annual and semi-annual reports to                         OBLIGATIONS FUND

          shareholders. In a Fund's annual report, you will find a discussion of                DAILY ASSETS GOVERNMENT FUND
         market  conditions  and  investment   strategies   that   significantly
          affected  each Fund's  performance during its preceding fiscal year

                                                                                                 DAILY ASSETS GOVERNMENT
                                                                                                    OBLIGATIONS FUND
                       STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                The SAI provides more detailed information about each Fund                      DAILY  ASSETS  CASH  FUND
                        and  is   incorporated   by reference into
                                    this Prospectus.
                                                                                               DAILY ASSETS MUNICIPAL FUND
                                   CONTACTING THE FUNDS
            You can get a free copy of both reports and the SAI, request other information and discuss your questions about each Fund
                               by contacting the Funds at:

                             Forum Shareholder Services, LLC
                                       P.O. Box 446
                                  Portland, Maine 04112
                               800-94FORUM or 800-943-6786
                                       207-879-0001


                      SECURITIES  AND EXCHANGE  COMMISSION  INFORMATION
                   You can also review each Fund's reports (when available)
                       and the SAIs at the Public Reference Room of the
                          Securities and Exchange Commission ("SEC").
                 The scheduled  hours of operation of the Public  Reference Room may be obtained by calling the SEC at (202) 942-8090.

                      You can get copies of this information, for a fee,
                                  by e-mailing or writing to:

                                     Public Reference Room
                              Securities and Exchange Commission
                                  Washington, D.C. 20549-0102
                              E-mail address: publicinfo@sec.gov                                       Forum Funds
                                                                                                      P.O. Box 446

                Free copies of the reports and SAIs are available from the                        Portland, Maine 04112
                          SEC's Internet website at www.sec.gov.                                     800-94FORUM or

                                                                                                      800-943-6786
                                                                                                      207-879-0001
                         Investment Company Act File No. 811-3023


FORUM
FUNDS

FIVE MONEY MARKET FUNDS THAT SEEK TO PROVIDE HIGH CURRENT INCOME TO THE EXTENT CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY. IN ADDITION, DAILY ASSETS MUNICIPAL FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.


The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


                          PROSPECTUS

                          INSTITUTIONAL SERVICE SHARES

                          JANUARY 1, 2001

                          DAILY ASSETS TREASURY OBLIGATIONS FUND

                          DAILY ASSETS GOVERNMENT FUND

                          DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                          DAILY ASSETS CASH FUND

                          DAILY ASSETS MUNICIPAL FUND

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  SUMMARY                                                   2

                  PERFORMANCE                                               4

                  FEE TABLES                                                5

                  MANAGEMENT                                                6

                  YOUR ACCOUNT                                              7

                           How To Contact the Funds                         7

                           General Information                              7

                           Buying Shares                                    7

                           Selling Shares                                   9

                           Exchange Privileges                             10

                  OTHER INFORMATION                                        11

                  FINANCIAL HIGHLIGHTS                                     12

FORUM FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------

CONCEPTS TO UNDERSTAND

MONEY MARKET SECURITY means
a high credit quality,
short-term, U.S. dollar

denominated debt security.

TREASURY  SECURITY means a
security that is issued or
guaranteed by
the U.S.  Treasury.


GOVERNMENT SECURITY means a
security that is issued or
guaranteed by the U.S.
Government, its agencies or
instrumentalities.

REPURCHASE AGREEMENT means
a transaction in which
securities are purchased
and simultaneously
committed to be resold to
another party at an
agreed-upon date and at a
price reflecting a market
rate of interest.

MUNICIPAL SECURITY means a
security the interest on
which is exempt from Federal
income tax.


This Prospectus offers Institutional Service Shares of five money market funds - Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (each a "Fund"). Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and their cutomer accounts.

INVESTMENT OBJECTIVES

The investment objective of each Fund, except Daily Assets Municipal Fund, is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of Daily Assets Municipal Fund is to provide high current income that is exempt from Federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund invests in a diversified portfolio of Money Market Securities and:
o    seeks to maintain a stable net asset value of $1.00 per share
o    invests in securities with remaining maturities of 397 days or less
o maintains a dollar weighted average maturity of its investments of 90 days or less

Each Fund invests substantially all of its assets in another mutual fund (each a "Portfolio," and collectively, the "Portfolios"), which has the same investment objective and substantially similar investment policies. Each Portfolio in which a Fund invests and its primary investments are:



           FUND/PORTFOLIO              PRIMARY INVESTMENTS
Daily Assets Treasury Obligations      Treasury Securities and Repurchase Agreements backed by
Fund/Treasury Cash Portfolio           Treasury Securities
-----------------------------------------------------------------------------------------------
Daily Assets Government                Government Securities that generally are exempt from
Fund/Government Portfolio              state and local income taxes
-----------------------------------------------------------------------------------------------
Daily Assets Government Obligations    Government Securities and Repurchase Agreements backed
Fund/Government Cash Portfolio         by Government Securities
-----------------------------------------------------------------------------------------------
Daily Assets Cash Fund/Cash Portfolio  A broad spectrum of Money Market Securities including:
                                       o    securities issued by financial institutions,
                                            such as certificates of deposit, bankers'
                                            acceptances and time deposits
                                       o    securities issued by domestic companies, such
                                            as commercial paper
                                       o    Government Securities
                                       o    Repurchase Agreements
-----------------------------------------------------------------------------------------------
Daily Assets Municipal                 Municipal Securities
Fund/Municipal Cash Portfolio

The investment adviser for each Portfolio (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------


Daily Assets Municipal Fund has substantial exposure to Municipal Securities that are supported by various types of third-party credit and liquidity enhancements. These investments are often comprised of long-term Municipal Securities structured to allow the owner the option to sell the security back to the issuer at par or a modest premium. Many of these investments have interest rates that are reset periodically. The Adviser reviews and considers these factors in its investment decisions and will only purchase a Municipal Security if it believes that third-party credit and liquidity supporters possess minimal credit risk. Up to 20% of the Fund's total assets may be invested in securities the interest from which is not exempt from Federal income tax.


The Adviser may sell a Money Market Security if:

     o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program. The principal risks of investing in a Fund are:

INTEREST RATE RISK Interest rates may affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in value. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or credit quality otherwise falls. In the worst case, an issuer of a security or a repurchase agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

LOCAL ECONOMIC/POLITICAL RISK Changes in state or regional economies or politics can adversely affect the value of the Municipal Securities issued in that location. Up to 35% of Daily Assets Municipal Fund's assets maybe exposed to Municipal Securities whose issuers are located in one state or territory.

The above risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the Fund's
$1.00 per share value. These risks also can result in lower investment performance of a Fund.

FORUM FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

The following charts and tables provide some indication of the risks of investing in a Fund's Institutional Service Shares by showing changes in performance and investment returns from year to year. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

YEAR ENDED 12/31                         1993    1994   1995    1996   1997    1998   1999

                                                [EDGAR representaion of Bar Chart]

DAILY ASSETS TREASURY OBLIGATIONS FUND                                                4.50%

Best Quarter: 1.22% (quarter ended 12/31/99)

Worst Quarter:1.02% (quarter ended 3/31/99)

The calendar year-to-date total return as of September 30, 2000 was 4.32%.

DAILY ASSETS GOVERNMENT FUND            2.83%   3.80%   5.36%   4.82%   4.87%   4.97% 4.81%

Best Quarter: 1.35% (quarter ended 6/30/95)

Worst Quarter:0.69% (quarter ended 6/30/93)

The calendar year-to-date total return as of September 30, 2000 was 4.42%.

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND                                              4.78%

Best Quarter: 1.29% (quarter ended 12/31/99)

Worst Quarter:1.11% (quarter ended 6/30/99)

The calendar year-to-date total return as of September 30, 2000 was 4.45%.

DAILY ASSETS CASH FUND                                                  5.23%   5.26% 4.89%

Best Quarter: 1.34% (quarter ended 12/31/99)

Worst Quarter:1.12% (quarter ended 6/30/99)

The calendar year-to-date total return as of September 30, 2000 was 4.50%.

DAILY ASSETS MUNICIPAL FUND                                                           2.84%

Best Quarter: 0.80% (quarter ended 12/31/99)

Worst Quarter:0.62% (quarter ended 3/31/99)

The calendar year-to-date total return as of September 30, 2000 was 2.71%.

The following table lists the Institutional Service Shares' average annual total return as of December 31, 1999.

                                         1 YEAR   5 YEAR   SINCE INCEPTION INCEPTION DATE

DAILY ASSETS TREASURY OBLIGATIONS FUND    4.50%     N/A         4.72%          4/1/98
DAILY ASSETS GOVERNMENT FUND              4.81%    4.96%        4.41%          7/1/92
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND  4.78%     N/A         4.95%          3/30/98
DAILY ASSETS CASH FUND                    4.89%     N/A         5.12%          10/1/96
DAILY ASSETS MUNICIPAL FUND               2.71%     N/A         3.14%          8/6/98

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEE TABLES
--------------------------------------------------------------------------------
The following tables describe the various fees and expenses that you will pay if you invest in Institutional Service Shares of a Fund. There are no charges to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                                  DAILY ASSETS       DAILY        DAILY ASSETS       DAILY          DAILY
                                                    TREASURY         ASSETS        GOVERNMENT       ASSETS          ASSETS
                                                   OBLIGATIONS     GOVERNMENT     OBLIGATIONS        CASH       MUNICIPAL FUND
                                                      FUND            FUND            FUND           FUND
Management Fees (1)                                   0.13%          0.15%           0.13%           0.13%          0.15%
Distribution (Rule 12b-1) Fees                        None            None            None           None            None

Other Expenses                                        0.65%          1.22%           0.57%           0.53%          1.81%
TOTAL ANNUAL FUND OPERATING EXPENSES (2)              0.78%          1.37%           0.70%           0.66%          1.96%
Fee Waivers and Expense Reimbursements (3)            0.33%          0.92%           0.25%           0.21%          1.51%
NET EXPENSES                                          0.45%          0.45%           0.45%           0.45%          0.45%

(1)    INCLUDES ALL INVESTMENT ADVISORY AND ADMINISTRATION FEES.

(2) BASED ON AMOUNTS INCURRED DURING EACH FUND'S LAST FISCAL YEAR ENDED AUGUST 31, 2000 STATED AS A PERCENTAGE OF ASSETS PRIOR TO FEE WAIVERS AND EXPENSE REIMBURSEMENTS. EACH FUND'S EXPENSES INCLUDE ITS PRO-RATA SHARE OF THE EXPENSES OF ITS CORRESPONDING PORTFOLIO.

 (3) BASED ON CERTAIN CONTRACTUAL FEE WAIVERS AND EXPENSE REIMBURSEMENTS CURRENTLY IN EFFECT THAT MAY DECREASE AFTER DECEMBER 31, 2001.


EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in Institutional Service Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the total annual Fund operating expenses and net expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                      DAILY ASSETS          DAILY ASSETS         DAILY ASSETS          DAILY ASSETS          DAILY ASSETS
                        TREASURY             GOVERNMENT           GOVERNMENT               CASH               MUNICIPAL
                    OBLIGATIONS FUND            FUND           OBLIGATIONS FUND            FUND                  FUND
1 year                     $46                    $46                 $46                   $46                    $46
3 years                   $226                   $353                $209                  $200                   $478
5 years                   $411                   $672                $375                  $357                   $926
10 years                  $945                 $1,575                $856                  $812                 $2,171


FORUM FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------
Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER


Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio. In addition to the Portfolios, the Adviser advises two taxable and three tax-free bond funds.

During the Funds' last fiscal year, the aggregate advisory fees paid to the Adviser from each Portfolio, as a percentage of average net assets, were:

PORTFOLIO                 TREASURY CASH         GOVERNMENT         GOVERNMENT CASH           CASH            MUNICIPAL CASH
                            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
ADVISORY FEE                  0.03%                0.05%                0.03%                0.03%                0.05%


Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's net assets held by the Fund.


OTHER SERVICE PROVIDERS


The Forum Financial Group ("Forum") of companies provides various services to each Fund. As of October 31, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $123 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

Forum Administrative Services, LLC ("FAdS") provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's fund accountant and Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent. The Trust has adopted a shareholder servicing plan under which the Trust pays FAdS a fee for providing shareholder services that are not otherwise provided by the Transfer Agent. FAdS may pay this fee to various financial institutions that provide shareholder servicing to their customers invested in Institutional Service Shares.


FUND EXPENSES


Each Fund pays for its own expenses and bears its pro-rata share of expenses of the Portfolio in which the Fund invests. Expenses of Institutional Service Shares include the shares' own expenses as well as Trust expenses that are allocated among each Fund, their classes of shares and the other funds of the Trust. The Adviser and other service providers may waive all or any portion of their fees and reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect.

Certain service providers of each Fund have undertaken to waive a portion of their fees and reimburse expenses in order to limit total operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of each Fund's Institutional Service Shares to no more than 0.45% of the Institutional Service Shares' average daily net assets.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------


YOUR ACCOUNT


HOW TO CONTACT THE FUNDS

WRITE TO US AT:                                                  ACH OR WIRE INVESTMENTS TO:
         Forum Shareholder Services, LLC                                  Bankers Trust Company
         Attn: (Fund Name - Institutional Service Shares)                 New York, New York
         P.O. Box 446                                                     ABA #021001033
         Portland, Maine 04112                                               FOR CREDIT TO:

                                                                             Forum Shareholder Services, LLC
TELEPHONE US AT:                                                             Account # 01-465-547

         (800) 94FORUM or                                                    Re: (Fund Name) - Institutional Service Shares
         (800) 943-6786 (Toll Free)                                          (Your Name)
         (207) 879-0001                                                      (Your Account Number)


GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"). Investments are not accepted or invested by a Fund during the period before the receipt of Federal Funds.


Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

                                                  ORDER MUST BE             PAYMENT MUST BE
                                                   RECEIVED BY                RECEIVED BY

DAILY ASSETS GOVERNMENT FUND                12:00 P.M., Eastern time    4:00 P.M., Eastern time
-----------------------------------------------------------------------------------------------
DAILY ASSETS TREASURY OBLIGATIONS FUND       2:00 P.M., Eastern time    4:00 P.M., Eastern time
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
DAILY ASSETS CASH FUND
DAILY ASSETS MUNICIPAL FUND

On days that the Bond Market Association recommends an early close of the government securities market or that those markets or the Federal Reserve Bank of San Francisco closes early, the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.


If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV at 4:00 P.M., Eastern time on each weekday except Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed. The time at which the NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolios in which they invest) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations. Consult a representative of your financial institution for more information.


BUYING SHARES


HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

          CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, make checks payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).

          AUTOMATED CLEARING HOUSE ("ACH") Instruct your financial institution to transfer funds through the "Automated Clearing House" system.

FORUM FUNDS
--------------------------------------------------------------------------------

          WIRES Instruct your financial institution to make a Federal Funds wire payment to us.

Your financial institution may charge you a fee for ACH or wire services.

MINIMUM INVESTMENTS Each Fund accepts payments in the following minimum amounts for Institutional Service Shares:


                        MINIMUM INITIAL     MINIMUM ADDITIONAL
                          INVESTMENT            INVESTMENT
Standard Accounts          $100,000                $250

ACCOUNT REQUIREMENTS

                      TYPE OF ACCOUNT                                              REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS           o   Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole         required to sign exactly as their names appear on
proprietorship accounts. Joint accounts have two or more         the account
owners  (tenants)
GIFTS OR  TRANSFERS  TO A MINOR (UGMA,  UTMA)                o   Depending  on  state  laws,  you  can set up a
These  custodial accounts  provide a way to give money to a      custodial account under the UGMA or the UTMA
child and obtain tax benefits                                o   The custodian must sign instructions in a
                                                                 manner indicating custodial capacity
BUSINESS ENTITIES                                            o   Submit a Corporate/Organization Resolution
                                                                 form or similar document
TRUSTS                                                       o   The trust must be established before an
                                                                 account can be opened
                                                             o   Provide a certified trust document, or the
                                                                 pages from the trust document, that identify the
                                                                 trustees

INVESTMENT PROCEDURES

                  HOW TO OPEN AN ACCOUNT                                HOW TO ADD TO YOUR  ACCOUNT
BY CHECK                                                      BY CHECK
o    Call or write us for an account application (and         o    Fill  out an investment slip from a
     Corporate/Organization Resolution form, if applicable)        confirmation or write us a letter
o    Complete  the  application  (and  resolution  form)      o    Write  your account number on your check
o    Mail us your  application (and resolution form)          o    Mail us the slip (or your letter) and the check
     and a check
BY WIRE                                                      BY WIRE
o    Call or write us for an  account  application  (and      o    Call to  notify us of your incoming wire
     Corporate/Organization  Resolution form, if applicable)  o    Instruct your bank to wire your money to us
o    Complete the application (and resolution form)
o    Call us to fax the completed application (and
     resolution form) and we will assign you an account
     number
o    Mail us your original application (and resolution
     form)
o    Instruct your financial institution to wire your money
     to us
BY ACH PAYMENT
o    Call or write us for an account application (and
     Corporate/Organization Resolution form, if applicable)
o    Complete the application (and resolution form)
o    Call us to fax the completed application (and
     resolution form) and we will assign you an account
     number
o    Mail us your original application (and resolution
     form)
o    Instruct your financial institution to send an ACH payment to us

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------


LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations.


CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH payments at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by ACH that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.


SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form.

Shares are not entitled to receive distributions declared on or after the day in which a redemption order is accepted by the Transfer Agent.



                      HOW TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL
o    Prepare a written request including:
        o    Your name(s) and signature(s)
        o    Your account number
        o    [Fund name] - Institutional Service Shares
        o    The dollar amount or number of shares you want to sell
        o    How and where to send the redemption  proceeds
o    Obtain a signature  guarantee (if required)
o    Obtain other  documentation  (if required)
o    Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemptions on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o    Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
        o    Your account number
        o    Exact name(s) in which the account is registered
        o    Additional form of identification
o    Redemption proceeds will be:
        o    Mailed to you OR
        o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 12:00 P.M., Eastern time (or other time as may be determined) for Daily Assets Government Fund or after 2:00 P.M., Eastern time (or other time as may be determined) for each other Fund, the Transfer Agent will wire proceeds to you on the next Fund business day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

FORUM FUNDS
--------------------------------------------------------------------------------


SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:


     o    Sales of over $50,000 worth of shares
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm, or bank account not on record
     o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
     o Changes to distribution, telephone redemption or exchange option, or any other election in connection with your account


SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.


EXCHANGE PRIVILEGES


You may exchange your Institutional Service Shares of a Fund for Institutional Service Shares of another Fund.

REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE


BY MAIL
o    Prepare a written request including:
      o    Your name(s) and signature(s)
      o    Your account number(s)
      o    The names of each fund you are exchanging
      o    The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o    Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
      o    Your account number(s)
      o    Exact  name(s) in which account is registered
      o    Additional  form of identification

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT POLICIES


Each Fund and Portfolio operates in accordance with "Rule 2a-7" under the Investment Company Act of 1940. All restrictions relating to maturity, credit and diversification are interpreted in accordance with that rule.

A Portfolio may from time to time take temporary defensive positions in response to adverse market, economic, political or other conditions. For instance, a Portfolio may hold cash in any amount. Each Portfolio may invest in other money market mutual funds that have substantially similar policies.

Securities in which a Portfolio invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Each Portfolio limits these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in a corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"). A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The Board of Trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about the Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Institutional Service Shares, each Fund also offers Investor Shares and Institutional Shares. Investor Shares are designed for retail investors and Institutional Shares are designed for institutional investors. You may obtain prospectuses describing these classes of shares by contacting the Transfer Agent. Each class has different fees and investment minimums.


DISTRIBUTIONS


Each Fund declares  distributions  from its net investment income daily and pays
these  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions, if any, at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.


TAXES


GENERAL Each Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

A Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held Fund shares. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

DAILY ASSETS MUNICIPAL FUND It is anticipated that substantially all of the Fund's net investment income will be "tax-exempt interest income." Generally, you are not subject to Federal income tax on these distributions. Distributions of other investment income and short-term capital gain are taxable to you as ordinary income. It is anticipated that substantially all of the Fund's net income will be exempt from Federal income tax. All distributions may be subject to certain state and local taxes.

If you are a "substantial user" or a "related person" of a substantial user of facilities financed by "private activity" securities held by the Fund, you may have to pay Federal income tax on your pro-rata share of the net income generated from these securities. Distributions of interest income on certain private activity bonds are an item of tax preference for purposes of individual and corporate Federal alternative minimum tax.

FORUM FUNDS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table is intended to help you understand the performance of Institutional Service Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment in a Fund's Institutional Service Shares (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report dated August 31, 2000, which is available upon request, without charge.

                                 SELECTED DATA FOR A SINGLE SHARE                           RATIOS/SUPPLEMENTAL DATA

                       -----------------------------------------------------        ------------------------------------------
                                                                                      Net               Ratios to
                          Beginning       Distributions Distributions Ending          Assets at       Average Net Assets
                            Net        Net     From Net   From Net    Net             End of
                            Asset   Investment Investment Realized    Asset  Total    Period                Net
                            Value     Income    Income      Gain      Value  Return    (000's     Net     Investment   Gross
                             Per                                      per             Omitted)    Expenses Income   Expenses(a)
                            Share                                     Share
DAILY ASSETS TREASURY
OBLIGATIONS FUND


Year Ended August 31, 2000   $1.00     0.05     (0.05)      -        $1.00   5.48%     $7,374    0.45%     5.25%       0.78%
Year Ended August 31, 1999    1.00     0.04     (0.04)      -         1.00   4.46%     18,369    0.45%     4.34%       0.89%
Period  Ended  August  31,    1.00     0.02     (0.02)      -         1.00   2.19%      4,448    0.45%(c)  5.16%(c)    1.53%(c)
1998 (b)

DAILY ASSETS GOVERNMENT
FUND

Year Ended August 31, 2000    1.00     0.06     (0.06)      -         1.00   5.66%      3,140    0.45%     5.44%       1.37%
Year Ended August 31, 1999    1.00     0.05     (0.05)      -         1.00   4.66%      5,775    0.45%     4.57%       1.15%
Year Ended August 31, 1998    1.00     0.05     (0.05)      -         1.00   5.04%      9,485    0.46%     4.93%       0.91%
Period  Ended  August  31,    1.00     0.02     (0.02)      -         1.00   2.01%     44,116    0.50%(c)  4.76%(c)    0.95%(c)
1997 (b)
Year Ended March 31, 1997     1.00     0.05     (0.05)      -         1.00   4.80%     43,975    0.50%     4.70%       0.99%
Year Ended March 31, 1996     1.00     0.05     (0.05)      -         1.00   5.18%     43,103    0.50%     5.01%       1.06%
DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND
Year Ended August 31, 2000    1.00     0.06     (0.06)    -(d)        1.00   5.68%     57,347    0.45%     5.67%       0.70%
Year Ended August 31, 1999    1.00     0.05     (0.05)      -         1.00   4.72%     22,328    0.45%     4.54%       0.80%
Period  Ended  August  31,    1.00     0.02     (0.02)      -         1.00   2.22%      2,390    0.45%(c)  5.16%(c)    2.13%(c)
1998 (e)

DAILY ASSETS CASH FUND

Year Ended August 31, 2000    1.00     0.06     (0.06)      -         1.00   5.78%     52,428    0.45%     5.61%       0.66%
Year Ended August 31, 1999    1.00     0.05     (0.05)    -(d)        1.00   4.81%     58,661    0.45%     4.59%       0.70%
Year Ended August 31, 1998    1.00     0.05     (0.05)      -         1.00   5.34%      5,235    0.46%     5.22%       0.90%
Period  Ended  August  31,    1.00     0.05     (0.05)      -         1.00   4.70%     12,076    0.52%(c)  5.06%(c)    1.22%(c)
1997 (b)

DAILY ASSETS MUNICIPAL
FUND

Year Ended August 31, 2000    1.00     0.03     (0.03)      -         1.00   3.45%      1,520    0.45%     3.32%       1.96%
Year Ended August 31, 1999    1.00     0.03     (0.03)      -         1.00   2.77%      3,295    0.45%     2.66%       1.21%
Period  Ended  August  31,    1.00     -         -          -         1.00   0.20%         10    0.59%(c)  2.76%(c)  721.84%(c)
1998 (b)

(A) THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO EXCLUDING ANY FEE WAIVERS AND

     EXPENSE REIMBURSEMENTS FOR THE FUND AND ITS CORRESPONDING PORTFOLIO.

(B) INSTITUTIONAL SERVICE SHARES OF DAILY ASSETS TREASURY OBLIGATIONS FUND COMMENCED OPERATIONS ON APRIL 1, 1998, DAILY ASSETS GOVERNMENT FUND COMMENCED OPERATIONS ON JULY 1, 1992, DAILY ASSETS GOVERNMENT OBLIGATIONS FUND COMMENCED OPERATIONS ON MARCH 30, 1998, DAILY ASSETS CASH FUND COMMENCED OPERATIONS ON OCTOBER 1, 1996 AND DAILY ASSETS MUNICIPAL FUND COMMENCED OPERATIONS ON AUGUST 6, 1998.

(C)  ANNUALIZED.

(D)  LESS THAN $0.01 PER SHARE.
(E)  THE FUND CHANGED ITS FISCAL YEAR END TO AUGUST 31 AFTER MARCH 31, 1997.

FORUM FUNDS
--------------------------------------------------------------------------------


FOR MORE INFORMATION                                                                                      FORUM
                                                                                                          FUNDS
                 The following documents are available free upon request:

                                                                                                  INSTITUTIONAL SERVICE
                                                                                                          SHARES

                                ANNUAL/SEMI-ANNUAL REPORTS

                   Additional information about each Fund's investments                           DAILY ASSETS TREASURY
               is available in the Fund's annual and semi-annual reports to                         OBLIGATIONS FUND

          shareholders. In a Fund's annual report, you will find a discussion of                DAILY ASSETS GOVERNMENT FUND
         market  conditions  and  investment   strategies   that   significantly
          affected  each Fund's  performance during its preceding fiscal year

                                                                                                 DAILY ASSETS GOVERNMENT
                                                                                                    OBLIGATIONS FUND
                       STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                The SAI provides more detailed information about each Fund                      DAILY  ASSETS  CASH  FUND
                        and  is   incorporated   by reference into
                                    this Prospectus.
                                                                                               DAILY ASSETS MUNICIPAL FUND
                                   CONTACTING THE FUNDS
            You can get a free copy of both reports and the SAI, request other information and discuss your questions about each Fund
                               by contacting the Funds at:

                             Forum Shareholder Services, LLC
                                       P.O. Box 446
                                  Portland, Maine 04112
                               800-94FORUM or 800-943-6786
                                       207-879-0001


                      SECURITIES  AND EXCHANGE  COMMISSION  INFORMATION
                   You can also review each Fund's reports (when available)
                       and the SAIs at the Public Reference Room of the
                          Securities and Exchange Commission ("SEC").
                 The scheduled  hours of operation of the Public  Reference Room may be obtained by calling the SEC at (202) 942-8090.

                      You can get copies of this information, for a fee,
                                  by e-mailing or writing to:

                                     Public Reference Room
                              Securities and Exchange Commission
                                  Washington, D.C. 20549-0102
                              E-mail address: publicinfo@sec.gov                                       Forum Funds
                                                                                                      P.O. Box 446

                Free copies of the reports and SAIs are available from the                        Portland, Maine 04112
                          SEC's Internet website at www.sec.gov.                                     800-94FORUM or

                                                                                                      800-943-6786
                                                                                                      207-879-0001
                         Investment Company Act File No. 811-3023

FORUM
FUNDS

FIVE MONEY MARKET FUNDS THAT SEEK TO PROVIDE HIGH CURRENT INCOME TO THE EXTENT CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY. IN ADDITION, DAILY ASSETS MUNICIPAL FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.


The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


                          PROSPECTUS

                          INVESTOR SHARES

                          JANUARY 1, 2001

                          DAILY ASSETS TREASURY OBLIGATIONS FUND

                          DAILY ASSETS GOVERNMENT FUND

                          DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                          DAILY ASSETS CASH FUND

                          DAILY ASSETS MUNICIPAL FUND

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  SUMMARY                                                   2

                  PERFORMANCE                                               4

                  FEE TABLES                                                5

                  MANAGEMENT                                                6

                  YOUR ACCOUNT                                              7

                           How To Contact the Funds                         7

                           General Information                              7

                           Buying Shares                                    7

                           Selling Shares                                   9

                           Exchange Privileges                             10

                  OTHER INFORMATION                                        11

                  FINANCIAL HIGHLIGHTS                                     12

FORUM FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------

CONCEPTS TO UNDERSTAND

MONEY MARKET SECURITY means
a high credit quality,
short-term, U.S. dollar

denominated debt security.

TREASURY  SECURITY means a
security that is issued or
guaranteed by
the U.S.  Treasury.


GOVERNMENT SECURITY means a
security that is issued or
guaranteed by the U.S.
Government, its agencies or
instrumentalities.

REPURCHASE AGREEMENT means
a transaction in which
securities are purchased
and simultaneously
committed to be resold to
another party at an
agreed-upon date and at a
price reflecting a market
rate of interest.

MUNICIPAL SECURITY means a
security the interest on
which is exempt from Federal
income tax.


This Prospectus offers investor Shares of five money market funds - Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (each a "Fund"). Investor Shares are designed for retail investors.

INVESTMENT OBJECTIVES

The investment objective of each Fund, except Daily Assets Municipal Fund, is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of Daily Assets Municipal Fund is to provide high current income that is exempt from Federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund invests in a diversified portfolio of Money Market Securities and:
o    seeks to maintain a stable net asset value of $1.00 per share
o    invests in securities with remaining maturities of 397 days or less
o maintains a dollar weighted average maturity of its investments of 90 days or less

Each Fund invests substantially all of its assets in another mutual fund (each a "Portfolio," and collectively, the "Portfolios"), which has the same investment objective and substantially similar investment policies. Each Portfolio in which a Fund invests and its primary investments are:



           FUND/PORTFOLIO              PRIMARY INVESTMENTS
Daily Assets Treasury Obligations      Treasury Securities and Repurchase Agreements backed by
Fund/Treasury Cash Portfolio           Treasury Securities
-----------------------------------------------------------------------------------------------
Daily Assets Government                Government Securities that generally are exempt from
Fund/Government Portfolio              state and local income taxes
-----------------------------------------------------------------------------------------------
Daily Assets Government Obligations    Government Securities and Repurchase Agreements backed
Fund/Government Cash Portfolio         by Government Securities
-----------------------------------------------------------------------------------------------
Daily Assets Cash Fund/Cash Portfolio  A broad spectrum of Money Market Securities including:
                                       o    securities issued by financial institutions,
                                            such as certificates of deposit, bankers'
                                            acceptances and time deposits
                                       o    securities issued by domestic companies, such
                                            as commercial paper
                                       o    Government Securities
                                       o    Repurchase Agreements
-----------------------------------------------------------------------------------------------
Daily Assets Municipal                 Municipal Securities
Fund/Municipal Cash Portfolio

The investment adviser for each Portfolio (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------


Daily Assets Municipal Fund has substantial exposure to Municipal Securities that are supported by various types of third-party credit and liquidity enhancements. These investments are often comprised of long-term Municipal Securities structured to allow the owner the option to sell the security back to the issuer at par or a modest premium. Many of these investments have interest rates that are reset periodically. The Adviser reviews and considers these factors in its investment decisions and will only purchase a Municipal Security if it believes that third-party credit and liquidity supporters possess minimal credit risk. Up to 20% of the Fund's total assets may be invested in securities the interest from which is not exempt from Federal income tax.


The Adviser may sell a Money Market Security if:

     o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program. The principal risks of investing in a Fund are:

INTEREST RATE RISK Interest rates may affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in value. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or credit quality otherwise falls. In the worst case, an issuer of a security or a repurchase agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

LOCAL ECONOMIC/POLITICAL RISK Changes in state or regional economies or politics can adversely affect the value of the Municipal Securities issued in that location. Up to 35% of Daily Assets Municipal Fund's assets maybe exposed to Municipal Securities whose issuers are located in one state or territory.

The above risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the Fund's
$1.00 per share value. These risks also can result in lower investment performance of a Fund.

FORUM FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

The following charts and tables provide some indication of the risks of investing in a Fund's Investor Shares by showing changes in performance and investment returns from year to year. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.


YEAR ENDED 12/31                                                        1999
                                        [EDGAR representation of Bar Chart]

DAILY ASSETS TREASURY OBLIGATIONS FUND
                                                                        4.03%
Best Quarter: 1.11% (quarter ended 12/31/99)

Worst Quarter:0.91% (quarter ended 3/31/99)

The calendar year-to-date total return as of September 30, 2000 was 3.97%.

DAILY ASSETS GOVERNMENT FUND
                                                                        4.50%
Best Quarter: 1.22% (quarter ended 12/31/99)

Worst Quarter:1.04% (quarter ended 3/31/99)

The calendar year-to-date total return as of September 30, 2000 was 4.18%.

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
                                                                        4.33%
Best Quarter:  1.18% (quarter ended 12/31/99)

Worst Quarter: 1.00% (quarter ended 6/30/99)

The calendar year-to-date total return as of September 30, 2000 was 4.10%.

DAILY ASSETS CASH FUND
                                                                        4.43%
Best Quarter: 1.22% (quarter ended 12/31/99)

Worst Quarter:1.01% (quarter ended 6/30/99)

The calendar year-to-date total return as of September 30, 2000 was 4.15%.

DAILY ASSETS MUNICIPAL FUND
                                                                        2.39%
Best Quarter:  0.68% (quarter ended 12/31/99)

Worst Quarter: 0.51% (quarter ended 3/31/99)

The calendar year-to-date total return as of September 30, 2000 was 2.37%.

The following table lists the Investor Shares' average annual total return as of December 31, 1999.

                                         1 YEAR  SINCE INCEPTION  INCEPTION DATE

DAILY ASSETS TREASURY OBLIGATIONS FUND     4.03%      4.15%           8/6/98
DAILY ASSETS GOVERNMENT FUND               4.50%      4.47%          9/29/98
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND   4.33%      4.45%           8/6/98
DAILY ASSETS CASH FUND                     4.43%      4.56%           8/6/98
DAILY ASSETS MUNICIPAL FUND                2.39%      2.45%           8/6/98

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEE TABLES
--------------------------------------------------------------------------------
The following tables describe the various fees and expenses that you will pay if you invest in Investor Shares of a Fund. There are no charges to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                  DAILY ASSETS       DAILY        DAILY ASSETS       DAILY          DAILY
                                                    TREASURY         ASSETS        GOVERNMENT       ASSETS          ASSETS
                                                   OBLIGATIONS     GOVERNMENT     OBLIGATIONS        CASH          MUNICIPAL
                                                      FUND            FUND            FUND           FUND            FUND
Management Fees (1)                                    0.13%          0.15%          0.13%           0.13%           0.15%
Distribution (Rule 12b-1) Fees                         0.30%          0.15%          0.30%           0.30%           0.30%
Other Expenses                                        56.59%          3.98%          5.81%           1.41%          18.49%
TOTAL ANNUAL FUND OPERATING EXPENSES (2)              57.02%          4.28%          6.24%           1.84%          18.94%
Fee Waivers and Expense Reimbursements (3)            56.12%          3.53%          5.34%           0.94%          18.04%
NET EXPENSES                                           0.90%          0.75%          0.90%           0.90%           0.90%

(1)      INCLUDES ALL INVESTMENT ADVISORY AND ADMINISTRATION FEES.

(2) BASED ON AMOUNTS INCURRED DURING EACH FUND'S LAST FISCAL YEAR ENDED AUGUST 31, 2000 STATED AS A PERCENTAGE OF ASSETS PRIOR TO FEE WAIVERS AND EXPENSE REIMBURSEMENTS. EACH FUND'S EXPENSES INCLUDE ITS PRO-RATA SHARE OF THE EXPENSES OF ITS CORRESPONDING PORTFOLIO.

(3) BASED ON CERTAIN CONTRACTUAL FEE WAIVERS AND EXPENSE REIMBURSEMENTS CURRENTLY IN EFFECT THAT MAY DECREASE AFTER DECEMBER 31, 2001.


EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in Investor Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Investor Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the total annual Fund operating expenses and net expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                          DAILY ASSETS         DAILY ASSETS         DAILY ASSETS         DAILY ASSETS         DAILY ASSETS
                            TREASURY            GOVERNMENT           GOVERNMENT              CASH               MUNICIPAL
                        OBLIGATIONS FUND           FUND           OBLIGATIONS FUND           FUND                 FUND

 1 year                          $92                 $77                  $92                   $92                  $92
 3 years                     $11,945              $1,298               $1,857                  $579               $5,172
 5 years                     $13,382              $2,179               $3,059                  $995               $7,600
10 years                     $13,801              $4,437               $5,936                $2,159              $11,261


                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER


Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio. In addition to the Portfolios, the Adviser manages two taxable and three tax-free bond funds.

During the Funds' last fiscal year, the aggregate advisory fees paid to the Adviser from each Portfolio, as a percentage of average net assets, were:

      PORTFOLIO           TREASURY CASH         GOVERNMENT         GOVERNMENT CASH           CASH            MUNICIPAL CASH
                            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
    ADVISORY FEE              0.03%                0.05%                0.03%                0.03%                0.05%

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's net assets held by the Fund.


OTHER SERVICE PROVIDERS


The Forum Financial Group ("Forum") of companies provides various services to each Fund. As of October 31, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $123 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

Each Fund has adopted a distribution or Rule 12b-1 plan under which the Fund pays fees for the distribution of Investor Shares and the servicing of shareholder accounts. Because Investor Shares pay distribution fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges. Forum Administrative Services, LLC ("FAdS") provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's fund accountant, and Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent. The Trust has adopted a shareholder servicing plan under which the Trust pays FAdS a fee for providing shareholder service activities that is not otherwise provided by the Transfer Agent. FAdS may pay this fee to various financial institutions that provide shareholder servicing to their customers invested in Investor Shares.


FUND EXPENSES


Each Fund pays for its own expenses and bears its pro-rata share of expenses of the Portfolio in which the Fund invests. Expenses of Investor Shares include the shares' own expenses as well as Trust expenses that are allocated among each Fund, their classes of shares and all other funds of the Trust. The Adviser or other service provider may waive all or any portion of their fees and reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect.

Certain service providers of each Fund have undertaken to waive a portion of their fees and reimburse Fund expenses in order to limit total operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of the Investor Shares of each Fund to no more than 0.75% of the Investor Shares' average daily net assets of Daily Assets Government Fund and 0.90% of the Investor Shares' average daily net assets of each other Fund.

FORUM FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO CONTACT THE FUNDS

WRITE TO US AT:                            ACH OR WIRE INVESTMENTS TO:
    Forum Shareholder Services, LLC           Bankers Trust Company
    Attn: (Fund Name - Investor Shares)       New York, New York
    P.O. Box 446                              ABA #021001033
    Portland, Maine 04112                        FOR CREDIT TO:

                                                 Forum Shareholder Services, LLC
TELEPHONE US AT:                                 Account # 01-465-547

         (800) 94FORUM or                        Re: (Fund Name)-Investor Shares
         (800) 943-6786 (Toll Free)              (Your Name)
         (207) 879-0001                          (Your Account Number)


GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"). Investments are not accepted or invested by a Fund during the period before the receipt of Federal Funds.

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

                                                 ORDER MUST BE              PAYMENT MUST BE
                                                  RECEIVED BY                 RECEIVED BY

DAILY ASSETS GOVERNMENT FUND                12:00 P.M., Eastern time    4:00 P.M., Eastern time
-----------------------------------------------------------------------------------------------
DAILY ASSETS TREASURY OBLIGATIONS FUND      2:00 P.M., Eastern time     4:00 P.M., Eastern time
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
DAILY ASSETS CASH FUND
DAILY ASSETS MUNICIPAL FUND


On days that the Bond Market Association recommends an early close of the government securities market or that those markets or the Federal Reserve Bank of San Francisco closes early, the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 4:00 P.M., Eastern time on each weekday except Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed. The time at which the NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolios in which they invest) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations. Consult a representative of your financial institution for more information.


BUYING SHARES


HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

          CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, make checks payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, your check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).

          AUTOMATED CLEARING HOUSE ("ACH") Instruct your financial institution to transfer funds through the "Automated Clearing House" system.

FORUM FUNDS
--------------------------------------------------------------------------------

          WIRES Instruct your financial institution to make a Federal Funds wire payment to us.

Your financial institution may charge you a fee for ACH or wire services.

MINIMUM INVESTMENTS Each Fund accepts payments in the following minimum amounts for Investor Shares:


                                           MINIMUM INITIAL    MINIMUM ADDITIONAL
                                             INVESTMENT           INVESTMENT
Standard Accounts                              $10,000              $500
Traditional and Roth IRA Accounts               $2,000              $250
Accounts With Systematic Investment Plans        $250               $250
Exchanges                                       $2,000              $250

ACCOUNT REQUIREMENTS

                      TYPE OF ACCOUNT                                              REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS           o   Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole         required to sign exactly as their names appear on
proprietorship accounts. Joint accounts have two or more         the account
owners  (tenants)
GIFTS OR  TRANSFERS  TO A MINOR (UGMA,  UTMA)                o   Depending  on  state  laws,  you  can set up a
These  custodial accounts  provide a way to give money to a      custodial account under the UGMA or the UTMA
child and obtain tax benefits                                o   The custodian must sign instructions in a
                                                                 manner indicating custodial capacity
BUSINESS ENTITIES                                            o   Submit a Corporate/Organization Resolution
                                                                 form or similar document
TRUSTS                                                       o   The trust must be established before an
                                                                 account can be opened
                                                             o   Provide a certified trust document, or the
                                                                 pages from the trust document, that identify the
                                                                 trustees

INVESTMENT PROCEDURES

                  HOW TO OPEN AN ACCOUNT                                HOW TO ADD TO YOUR  ACCOUNT
BY CHECK                                                      BY CHECK
o    Call or write us for an account application (and         o    Fill  out an investment slip from a
     Corporate/Organization Resolution form, if applicable)        confirmation or write us a letter
o    Complete  the  application  (and  resolution  form)      o    Write  your account number on your check
o    Mail us your  application (and resolution form)          o    Mail us the slip (or your letter) and the check
     and a check
BY WIRE                                                      BY WIRE
o    Call or write us for an  account  application  (and      o    Call to  notify us of your incoming wire
     Corporate/Organization  Resolution form, if applicable)  o    Instruct your bank to wire your money to us
o    Complete the application (and resolution form)
o    Call us to fax the completed application (and
     resolution form) and we will assign you an account
     number
o    Mail us your original application (and resolution
     form)
o    Instruct your financial institution to wire your money
     to us
BY ACH PAYMENT
o    Call or write us for an account application (and
     Corporate/Organization Resolution form, if applicable)
o    Complete the application (and resolution form)
o    Call us to fax the completed application (and
     resolution form) and we will assign you an account
     number
o    Mail us your original application (and resolution
     form)
o    Instruct your financial institution to send an ACH payment to us

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $250.

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations.


CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH payments at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by ACH that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.


SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form.

Shares are not entitled to receive distributions declared on or after the day in which a redemption order is accepted by the Transfer Agent.



                      HOW TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL
o    Prepare a written request including:
        o    Your name(s) and signature(s)
        o    Your account number
        o    [Fund name] - Investor Shares
        o    The dollar amount or number of shares you want to sell
        o    How and where to send the redemption  proceeds
o    Obtain a signature  guarantee (if required)
o    Obtain other  documentation  (if required)
o    Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemptions on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o    Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
        o    Your account number
        o    Exact name(s) in which the account is registered
        o    Additional form of identification
o    Redemption proceeds will be:
        o    Mailed to you OR
        o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
SYSTEMATICALLY
o    Complete the systematic withdrawal section of the application
o    Attach a voided check to your application
o    Mail us your completed application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 12:00 P.M., Eastern time (or other time as may be determined) for Daily Assets Government Fund or after 2:00 P.M., Eastern time (or other time as may be determined) for each other Fund, the Transfer Agent will wire proceeds to you on the next Fund business day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

FORUM                                                                      FUNDS
--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account by ACH payment. Systematic withdrawals must be for at least $250.


SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:


     o    Sales of over $50,000 worth of shares
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm, or bank account not on record
     o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
     o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option, or any other election in connection with your account


SMALL ACCOUNTS If the value of your account falls below $5,000 ($500 for IRA accounts), a Fund may ask you to increase your balance. If the account value is still below $5,000 (%500 FOR IRAs) after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.


EXCHANGE PRIVILEGES


You may exchange your Investor Shares of a Fund for Investor Shares of another Fund or for shares of certain other funds. For a list of other funds available for exchange, call the Transfer Agent. If you exchange into a fund that has a sales charge, you will have to pay that fund's sales charge. If you exchange into a fund that has no sales charge, you will not have to pay a sales charge at the time of exchange.

REQUIREMENTS You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE


BY MAIL
o    Prepare a written request including:
      o    Your name(s) and signature(s)
      o    Your account number(s)
      o    The names of each fund you are exchanging
      o    The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o    Obtain a signature guarantee, if required
o    Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
      o    Your account number(s)
      o    Exact  name(s) in which account is registered
      o    Additional  form of identification

RETIREMENT ACCOUNTS

Each Fund (except Daily Assets Municipal Fund) offers IRA accounts, including traditional and Roth IRAs. Each Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.

                                                                     FORUM FUNDS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT POLICIES


Each Fund and Portfolio operates in accordance with "Rule 2a-7" under the Investment Company Act of 1940. All restrictions relating to maturity, credit and diversification are interpreted in accordance with that rule.

A Portfolio may from time to time take temporary defensive positions in response to adverse market, economic, political or other conditions. For instance, a Portfolio may hold cash in any amount. Each Portfolio may invest a limited amount in other money market mutual funds that have substantially similar policies.

Securities in which a Portfolio invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Each Portfolio limits these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in a corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"). A Fund may withdraw its entire investment from a Portfolio at any time the Board decides it is in the Fund's best interest to do so.

The Board of Trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about the Core Trust board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to  Investors  Shares,  each Fund  offers  Institutional  Shares and
Institutional Service Shares. Institutional Shares are designed for institutional investors and Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. You may obtain prospectuses describing these classes of shares by contacting the Transfer Agent. Each class has different fees and investment minimums.


DISTRIBUTIONS


Each Fund declares  distributions  from its net investment income daily and pays
these  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions, if any, at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.


TAXES


GENERAL Each Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

A Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held Fund shares. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

DAILY ASSETS MUNICIPAL FUND It is anticipated that substantially all of the Fund's net investment income will be "tax-exempt interest income." Generally, you are not subject to Federal income tax on these distributions. Distributions of other investment income and short-term capital gain are taxable to you as ordinary income. It is anticipated that substantially all of the Fund's net income will be exempt from Federal income tax. All distributions may be subject to certain state and local taxes.

If you are a "substantial user" or a "related person" of a substantial user of facilities financed by "private activity" securities held by the Fund, you may have to pay Federal income tax on your pro-rata share of the net income generated from these securities. Distributions of interest income on certain private activity bonds are an item of tax preference for purposes of individual and corporate Federal alternative minimum tax.

FORUM FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table is intended to help you understand the performance of Investor Shares of each Fund. Total returns in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). Prior to the operation of Investor Shares, Daily Assets Government Fund and Daily Assets Cash Fund offered Institutional Service Shares. Performance information for this class is also included in the table. The total return of Investor Shares would have been lower than that of Institutional Shares because of the higher expenses of Investor Shares. This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report dated August 31, 2000, which is available upon request, without charge.

                                   SELECTED DATA FOR A SINGLE SHARE                          RATIOS/SUPPLEMENTAL DATA
                           --------------------------------------------------        -----------------------------------------
                                                                                         Net              Ratios to
                           Beginning        Distributions Distributions Ending            Assets at       Average Net Assets
                           Net Asset   Net     From Net   From Net      Net                End of
                           Value Per Investment Investment Realized    Asset  Total    Period                   Net
                             Share    Income    Income      Gain       Value  Return    (000's         Net    Investment Gross
                                                                        per             Omitted)    Expenses   Income  Expenses(a)
                                                                       Share
DAILY ASSETS TREASURY
OBLIGATIONS FUND
Year Ended August 31, 2000    $1.00      0.05    (0.05)      -        $1.00   5.00%        $25    0.90%     4.81%     57.02%
Year Ended August 31, 1999     1.00      0.04    (0.04)    -(d)        1.00   4.00%         33    0.87%     3.87%    100.05%
Period Ended August 31,        1.00      0.02    (0.02)      -         1.00   0.33%         10    0.78%(c)  5.06%(c) 727.11%(c)
1998 (b)
DAILY ASSETS GOVERNMENT
FUND(E)

Year Ended August 31, 2000     1.00      0.05    (0.05)      -         1.00   5.35%        442    0.75%     5.12%      4.28%
Period  Ended  August  31,     1.00      0.04    (0.04)    -(d)        1.00   4.43%        703    0.75%(c)  4.25%(c)   5.45%(c)
1999(b)
INSTITUTIONAL SERVICE
SHARES
Year Ended August 31, 1999     1.00      0.05    (0.05)      -         1.00   4.66%      5,775    0.45%     4.57%      1.15%
Year Ended August 31, 1998     1.00      0.05    (0.05)      -         1.00   5.04%      9,485    0.46%     4.93%      0.91%
Period Ended August 31,        1.00      0.02    (0.02)      -         1.00   2.01%     44,116    0.50%(c)  4.76%(c)   0.95%(c)
1997(e)
Year Ended March 31, 1997      1.00      0.05    (0.05)      -         1.00   4.80%     43,975    0.50%     4.70%      0.99%
Year Ended March 31, 1996      1.00      0.05    (0.05)      -         1.00   5.18%     43,103    0.50%     5.01%      1.06%
DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND
Year Ended August 31, 2000     1.00      0.05    (0.05)    -(d)        1.00   5.21%        406    0.90%     5.33%      6.24%
Year Ended August 31, 1999     1.00      0.04    (0.04)      -         1.00   4.32%         11    0.84%     4.24%    148.94%
Period  Ended  August  31,     1.00      0.02    (0.02)      -         1.00   0.35%         10    0.78%(c)  5.06%(c) 766.21%(c)
1998 (b)
DAILY ASSETS CASH FUND
Year Ended August 31, 2000     1.00      0.05    (0.05)      -         1.00   5.31%      4,333    0.90%     5.58%      1.84%
Year Ended August 31, 1999     1.00      0.04    (0.04)      -         1.00   4.40%        458    0.90%     4.13%      9.24%
Period  Ended  August  31,     1.00      0.02    (0.02)      -         1.00   0.37%         10    0.78%(c)  5.25%(c) 709.02%(c)
1998 (b)
INSTITUTIONAL SERVICE
SHARES
Year Ended August 31, 1998     1.00      0.05    (0.05)      -         1.00   5.34%      5,235    0.46%     5.22%      0.90%
Period  Ended  August  31,     1.00      0.05    (0.05)      -         1.00   4.70%     12,076    0.52%(c)  5.06%(c)   1.22%(c)
1997(b)
DAILY ASSETS MUNICIPAL
FUND
Year Ended August 31, 2000     1.00      0.03    (0.03)      -         1.00   2.99%         89    0.90%     2.96%     18.94%
Year Ended August 31, 1999     1.00      0.02    (0.02)      -         1.00   2.36%         76    0.88%     2.23%     33.51%
Period  Ended  August  31,     1.00      0.01    (0.01)      -         1.00   0.18%         10    0.78%(c)  2.53%(c) 749.20%(c)
1998 (b)

(A) THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO EXCLUDING ANY FEE WAIVERS AND

     EXPENSE REIMBURSEMENTS FOR THE FUND AND ITS CORRESPONDING PORTFOLIO.

(B)  INVESTOR  SHARES  OF  DAILY  ASSETS  TREASURY  OBLIGATIONS  FUND  COMMENCED
     OPERATIONS  ON AUGUST 6,  1998,  DAILY  ASSETS  GOVERNMENT  FUND  COMMENCED
     OPERATIONS ON SEPTEMBER 29, 199 AND DAILY ASSETS GOVERNMENT OBLIGATIONS FUND, DAILY ASSETS CASH FUND AND DAILY ASSETS MUNICIPAL FUND COMMENCED OPERATIONS ON AUGUST 6, 1998.

(C)  ANNUALIZED.
(D)  LESS THAN $0.01 PER SHARE.

(E)  THE FUND CHANGED ITS FISCAL YEAR END TO AUGUST 31 AFTER MARCH 31, 1997.

FORUM FUNDS
--------------------------------------------------------------------------------


FOR MORE INFORMATION                                                                                      FORUM
                                                                                                          FUNDS
                 The following documents are available free upon request:

                                                                                                     INVESTOR SHARES

                                ANNUAL/SEMI-ANNUAL REPORTS

                   Additional information about each Fund's investments                           DAILY ASSETS TREASURY
               is available in the Fund's annual and semi-annual reports to                         OBLIGATIONS FUND

          shareholders. In a Fund's annual report, you will find a discussion of                DAILY ASSETS GOVERNMENT FUND
         market  conditions  and  investment   strategies   that   significantly
          affected  each Fund's  performance during its preceding fiscal year

                                                                                                 DAILY ASSETS GOVERNMENT
                                                                                                    OBLIGATIONS FUND
                       STATEMENT OF ADDITIONAL INFORMATION ("SAI")

                The SAI provides more detailed information about each Fund                      DAILY  ASSETS  CASH  FUND
                        and  is   incorporated   by reference into
                                    this Prospectus.
                                                                                               DAILY ASSETS MUNICIPAL FUND
                                   CONTACTING THE FUNDS

            You   can get a free copy of both reports and the SAI, request other information and discuss your questions about each Fund
                               by contacting the Funds at:

                             Forum Shareholder Services, LLC
                                       P.O. Box 446
                                  Portland, Maine 04112
                               800-94FORUM or 800-943-6786
                                       207-879-0001


                      SECURITIES  AND EXCHANGE  COMMISSION  INFORMATION
                   You can also review each Fund's reports (when available)
                       and the SAIs at the Public Reference Room of the
                          Securities and Exchange Commission ("SEC").

                 The scheduled  hours of operation of the Public  Reference Room may be obtained by calling the SEC at (202) 942-8090.

                      You can get copies of this information, for a fee,
                                  by e-mailing or writing to:

                                     Public Reference Room
                              Securities and Exchange Commission
                                  Washington, D.C. 20549-0102
                              E-mail address: publicinfo@sec.gov                                       Forum Funds
                                                                                                      P.O. Box 446

                Free copies of the reports and SAIs are available from the                        Portland, Maine 04112
                          SEC's Internet website at www.sec.gov.                                     800-94FORUM or

                                                                                                      800-943-6786
                                                                                                      207-879-0001
                         Investment Company Act File No. 811-3023


FORUM FUNDS
                                       STATEMENT OF ADDITIONAL INFORMATION

                                       JANUARY 1, 2001

FUND INFORMATION:
                                       DAILY ASSETS TREASURY OBLIGATIONS FUND
Forum Funds                            DAILY ASSETS GOVERNMENT FUND
Two Portland Square                    DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
Portland, Maine 04101                  DAILY ASSETS CASH FUND
(207) 879-0001                         DAILY ASSETS MUNICIPAL FUND

(800) 94FORUM

ACCOUNT INFORMATION AND SHAREHOLDER
SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(207) 879-0001
(800) 94FORUM


This Statement of Additional Information or "SAI" supplements the Prospectuses dated January 1, 2001, as may be amended from time to time, offering Institutional Shares, Institutional Service Shares and Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund. This SAI is not a prospectus and should only be read in conjunction with a prospectus. You may obtain the Prospectuses without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

Certain information for the Funds included in the Prospectuses and the Annual Report to shareholders is incorporated into this SAI by reference. Copies of the Annual Report may be obtained without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

Glossary.......................................................................3
Core and Gateway(R)Structure...................................................4
Investment Policies and Risks..................................................4
Investment Limitations........................................................11
Investments by Financial Institutions.........................................14
Performance Data and Advertising..............................................15
Management....................................................................18
Portfolio Transactions........................................................25
Purchase and Redemption Information...........................................26
Taxation......................................................................28
Other Matters.................................................................31
Appendix A - Description of Securities Ratings...............................A-1
Appendix B - Performance Data................................................B-1
Appendix C - Miscellaneous Tables............................................C-1
Appendix D - Additional Advertising Materials................................D-1

--------------------------------------------------------------------------------
GLOSSARY
--------------------------------------------------------------------------------

"Adviser" means Forum Investment Advisors, LLC.


"Board" means the Board of Trustees of the Trust.

"Code" means the Internal Revenue Code of 1986, as amended.

"Core Trust" means Core Trust (Delaware).

"Core Trust Board" means the Board of Trustees of Core Trust.

"Custodian" means the custodian of each Fund's assets.

"FAcS" means Forum Accounting Services, LLC, fund accountant of each Fund.

"FAdS" means Forum Administrative Services, LLC, administrator of each Fund.

"FFS" means Forum Fund Services, LLC, distributor of each Fund's shares.

"FSS" means Forum Shareholder Services, LLC, transfer agent and distribution disbursing agent of each Fund.


"Fund" means each of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund, series of the Trust.


"Fitch" means Fitch IBCA, Inc.


"Government Securities" means securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (see Prospectuses).


"Moody's" means Moody's Investors Service.


"NAV" means net asset value per share (see Prospectuses).


"NRSRO" means a nationally recognized statistical rating organization.


"Portfolio" means each of Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio, series of Core Trust.


"SEC" means the U.S. Securities and Exchange Commission.


"S&P" means Standard & Poor's Corporation, a Division of the McGraw Hill Companies.

"Treasury Securities" means securities issued or guaranteed by the U.S. Treasury (see Prospectuses).


"Trust" means Forum Funds.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

--------------------------------------------------------------------------------
CORE AND GATEWAY(R) STRUCTURE
--------------------------------------------------------------------------------

Each Fund is a "gateway" fund in a Core and Gateway(R) structure. Under this structure, each Fund invests substantially all of its assets in a separate Portfolio of Core Trust, another open-end, management investment company which has the same investment objectives and substantially similar investment policies as the investing Fund, as follows:


Daily Assets Treasury Obligations Fund               Treasury Cash Portfolio
Daily Assets Government Fund                         Government Portfolio
Daily Assets Government Obligations Fund             Government Cash Portfolio
Daily Assets Cash Fund                               Cash Portfolio
Daily Assets Municipal Fund                          Municipal Cash Portfolio

                   CONSIDERATIONS OF INVESTING IN A PORTFOLIO

A Fund's investment in a Portfolio may be affected by the actions of other investors in the Portfolio. A Fund may withdraw its entire investment from a Portfolio at any time if the Board determines that it is in the best interests of the Fund and its shareholders to do so. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund, resulting in increased risk, and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would incur transaction costs. If a Fund withdrew its investment from a Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund.

                             ADDITIONAL INFORMATION


Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information concerning any other investment companies that invest in a Portfolio, investors may contact FFS at 800-754-8757.


--------------------------------------------------------------------------------
INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The following discussion supplements the disclosure in the Prospectuses about each Fund's investment objectives, principal investment strategies and principal risks. Unless otherwise indicated below, the discussion of the investment policies of a Portfolio also refers to the investment policies a Fund that invests therein.


                                  SEC RULE 2A-7


Under Rule 2a-7 of the 1940 Act, each Portfolio normally must invest at least 95% of its total assets in securities that are rated in the highest short-term rating category (by NRSRO's such as S&P) for debt obligations, or are unrated and determined to be of comparable quality. Each Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that the Core Trust Board has determined present minimal credit risks and will comply with certain reporting and record keeping procedures. Core Trust has also established procedures to ensure that portfolio securities meet a Portfolio's high quality criteria.

Pursuant to Rule 2a-7, the Core Trust Board and the Board have established procedures to stabilize a Portfolio's and a Fund's net asset value, respectively, at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from a Portfolio's or Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the respective board of trustees of a Portfolio and Fund will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding distributions and utilizing a net asset value per share as determined by using available market quotations.


                          SECURITY RATINGS INFORMATION


Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix A. Each Portfolio may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Portfolio, the Adviser will determine whether the Portfolio should continue to hold the security. To the extent that the ratings given by a NRSRO change, as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute securities with comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

Unrated securities may not be as actively traded as rated securities. A Portfolio may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality) if the Adviser determines that retaining such security is in the best interest of the Portfolio. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

                           GENERAL RISKS FIXED INCOME

INTEREST RATE RISK

Changes in interest rates affect the market value of the interest-bearing fixed income securities held by a Portfolio. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including Government Securities, can change in value when there is a change in interest rates.

CREDIT RISK

A Portfolio's investment in fixed income securities is subject to credit risk relating to the financial condition of the issuers of the securities that each Portfolio holds. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. To limit credit risk, each Portfolio only invests in securities rated in the highest rating category of an NRSRO or those that are unrated and deemed to be of comparable credit quality by the Adviser.

ASSET BACKED SECURITIES

The value of asset backed securities may be significantly affected by changes in interest rates, the markets' perception of the issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of a Portfolio to successfully utilize asset backed securities depends, in part, upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some asset-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of asset backed securities by borrowers or foreclosures on the borrowers affect the average life of asset backed securities. Prepayments may be triggered by various factors, including the level of interest rates, general economic conditions, the location and age of the assets underlying the security and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease; lengthening the average life of a pool of asset backed securities. A decrease in the rate of prepayments may extend the effective maturities of asset backed securities, increasing their sensitivity to changes in market interest rates. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool and a Portfolio may have to reinvest the proceeds of prepayments at lower invest rates than those of its previous investments. When this occurs, a Portfolio's yield will decline. The volume of prepayments of principal in the assets underlying a particular asset-backed security will influence the yield of that security and a Portfolio's yield. To the extent that a Portfolio purchases asset backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.


                             FIXED INCOME SECURITIES

VARIABLE AND FLOATING RATE SECURITIES


Each Portfolio may invest in fixed income securities with variable or floating rates. The yield of variable and floating rate securities varies in relation to changes in specific money market rates. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime-lending rate) changes. These changes are reflected in adjustments to the yield of the variable and floating rate securities and different securities may have different adjustable rates. Accordingly, as interest rates increase or decrease, the appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that a Portfolio invests in long-term variable or floating rate securities, the Adviser believes that the Portfolio may be able to take advantage of the higher yield that is usually paid on long-term securities.

Each Portfolio will only purchase variable or floating rate securities, whose interest rate is adjusted based on a single short-term rate or index such as the Prime Rate. Under Rule 2a-7 of the 1940 Act, a Portfolio may only purchase securities with maturities of greater than 397 days if they have demand features that meet certain requirements or they are certain long-term Government Securities.


Cash Portfolio may purchase variable and floating rate corporate master notes. Master notes with variable or floating interest rates are unsecured obligations that are redeemable upon notice. You may invest fluctuating amounts in these instruments at varying rates of interest under a direct arrangement with the issuer. These obligations include master demand notes. The issuer of these obligations often has the right, after a given period, to prepay its outstanding principal obligations upon a specified number of days' notice. These obligations generally are not traded and there is generally no established secondary market for these obligations. To the extent a demand note does not have a seven-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

ASSET BACKED SECURITIES


Each Portfolio may purchase adjustable rate mortgage backed or other asset backed securities (such as Small Business Association Securities) that are Government Securities. Treasury Cash Portfolio may only purchase mortgage or asset backed securities that are Treasury Securities. These securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans that may be secured by real estate or other assets. Most mortgage backed securities are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. Prepayments of the principal of underlying loans may shorten the effective maturities of asset backed securities.


ADJUSTABLE RATE MORTGAGE BACKED SECURITIES

Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, a Portfolio could suffer some principal loss if the Portfolio sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some ARMs (or the underlying mortgages) are subject to caps or floors, that limit the maximum change in interest rates during a specified period or over the life of the security.

COLLATERALIZED MORTGAGE OBLIGATIONS


Each Portfolio may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by ARMs or by pools of conventional mortgages. CMOs typically have a number of classes or series with different maturities that are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in prepayments of the obligations comprising the collateral pool.


SMALL BUSINESS ADMINISTRATION SECURITIES


Small Business Administration ("SBA") securities are variable rate securities that are backed by the full faith and credit of the United States Government and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime Rate. SBA securities generally have maturities at issue of up to 40 years. No Portfolio may purchase an SBA security if, immediately after the purchase, (1) the Portfolio would have more than 15% of its net assets invested in SBA securities or (2) the total unamortized premium (or the total unaccreted discount) on SBA securities would exceed 0.25% of the Portfolio's net assets.

FEDERAL HOME LOAN MORTGAGE CORPORATION SECURITIES

Each Portfolio is currently prohibited from purchasing any security issued by the Federal Home Loan Mortgage Corporation. This does not prohibit the Portfolios from entering into repurchase agreements collateralized with securities issued by the Federal Home Loan Mortgage Corporation.


MUNICIPAL SECURITIES


Municipal Cash Portfolio may invest in municipal securities. Municipal securities are issued by the states, territories and possessions of the United States, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and their special districts (such as water, sewer or sanitary districts). In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that are backed only by the assets and revenues of the non-governmental user (such as hospitals and airports).

BONDS AND NOTES Municipal securities are issued to obtain funds for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities. Municipal securities are classified as general obligation bonds, revenue bonds and notes. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable from revenue derived from a particular facility, class of facilities or the proceeds of a special excise tax or other specific revenue source but not from the issuer's general taxing power. Private activity bonds and industrial revenue bonds do not carry the pledge of the credit of the issuing municipality, but generally, are guaranteed by the corporate entity on whose behalf they are issued.

LEASES State and local governments and authorities enter into municipal leases to acquire equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other assets. Municipal leases permit governmental issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes do not apply to municipal leases that do not require the governmental issuer to satisfy underlying obligations unless money is appropriated for that purpose by the state legislature on a yearly or periodic basis.

PUTS AND STANDBY COMMITMENTS ON MUNICIPAL SECURITIES The Portfolio may acquire "puts" on municipal securities. A put gives the Portfolio the right to sell the municipal security at a specified price at any time on or before a specified date. The Portfolio may sell, transfer or assign a put only with the sale, transfer or assignment of the underlying security or securities. The amount payable to the Portfolio upon its exercise of a "put" is normally: (1) the Portfolio's acquisition cost of the municipal securities (excluding any accrued interest which the Portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the securities; plus (2) all interest accrued on the securities since the last interest payment date during that period.


Puts may be acquired by the Portfolio to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of the Portfolio's assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of the Portfolio's assets. The Portfolio intends to enter into puts only with dealers, banks and broker-dealers that, in the Adviser's opinion, present minimal credit risks.


The Portfolio may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which the Portfolio pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Portfolio acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment. The Portfolio's policy is to enter into stand-by commitment transactions only with municipal securities dealers that are determined to present minimal credit risks.

The acquisition of a stand-by commitment does not affect the valuation or maturity of the underlying municipal securities that continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the Portfolio are valued at zero in determining net asset value. When the Portfolio pays directly or indirectly for a stand-by commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments do not affect the average weighted maturity of the Portfolio's portfolio of securities.

OTHER MUNICIPAL OBLIGATIONS Variable Rate Demand Notes are municipal bonds with maturities of up to 40 years. These instruments have a demand feature that permits the holder to sell the instruments back to the issuer. A holder of these instruments may exercise the demand feature at predetermined intervals, usually daily or weekly. The interest rate on these securities mirrors prevailing interest rates. Tender option bonds have relatively long maturities and fixed rates of interest. Under an agreement with a third party financial institution, a holder of these bonds may tender them to the institution and receive the face value of the bonds. A holder may exercise this option at periodic intervals, usually six months to a year.

ALTERNATIVE MINIMUM TAX Municipal securities are also categorized  according to:
(1) whether the interest is or is not included in the calculation of alternative minimum taxes for individuals and corporations; (2) whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions; and (3) other criteria relevant for Federal income tax purposes. Due to the increasing complexity of the Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

                             ZERO COUPON SECURITIES


Government Portfolio may invest in zero-coupon securities such as Treasury bills and separately traded principal and interest components of Treasury Securities issued or guaranteed under the U.S. Treasury's Separate Trading of Registered
Interest and Principal of Securities ("STRIPS") program. These securities are sold at original issue discount and pay no interest to holders prior to maturity. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Portfolio may invest. All zero-coupon securities in which the Portfolio invests will have a maturity of less than 13 months.

The Portfolio must include a portion of the original issue discount of zero-coupon securities, if any, as income even though these securities do not pay any interest until maturity. Because the Portfolio distributes all of its net investment income, the Portfolio may have to sell Portfolio securities to distribute imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.


                  REPURCHASE AGREEMENTS AND SECURITIES LENDING

GENERAL


Each Portfolio may enter into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, a Portfolio's custodian, subcustodian or tri-party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow a Portfolio to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.


RISKS


Repurchase agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Portfolio may have difficulties in exercising its rights to the underlying securities. A Portfolio may incur costs and expensive time delays in disposing of the underlying securities, and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by a Portfolio may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Portfolio, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. A Portfolio will only enter into a repurchase agreement with a seller that the Adviser believes presents minimal credit risk.


                                    BORROWING

GENERAL

Each Portfolio may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Portfolio's total assets. Each Portfolio may borrow money for other purposes so long as such borrowings do not exceed 5% of the Portfolio's total assets. The purchase of securities is prohibited if a Portfolio's borrowing exceeds 5% or more of its total assets.

RISKS


Interest costs on borrowing may offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Portfolio might have to sell portfolio securities to meet interest or principle payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements and other similar investments that involve a form of leverage have characteristics similar to borrowing, but are not considered borrowing if a Portfolio maintains a segregated account.

                             WHEN-ISSUED SECURITIES

GENERAL


Each Portfolio may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within a certain period of time after the transaction, but delayed settlements beyond that period may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Portfolio will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.


RISKS


At the time a Portfolio makes a commitment to purchase securities in this manner, the Portfolio immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions enables a Portfolio to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Portfolio's asset value per unit. Failure by a counterparty to deliver a security purchased by a Portfolio on a when-issued or delayed-delivery basis may result in a loss to the Portfolio or a missed opportunity to make an alternative investment.


                               ILLIQUID SECURITIES

GENERAL

Each Portfolio may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" means repurchase agreements not entitling the holder to payment of principal within seven days and securities with legal or contractual restrictions on resale or the absence of a readily available market. Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated as illiquid securities if there is no readily available market for the instrument.

RISKS


Limitations on resale may have an adverse effect on the marketability of a security and a Portfolio might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Portfolio might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty-satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.


DETERMINATION OF LIQUIDITY

The Adviser determines and monitors the liquidity of the portfolio securities. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

--------------------------------------------------------------------------------
INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------
Each Fund has adopted the same investment limitations as the Portfolio in which it invests. The investment objective of a Portfolio and Fund is fundamental. Each Portfolio and Fund have also adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental or not), the Portfolio or Fund may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund or Portfolio, as applicable.


A fundamental policy of a Portfolio or Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund (or interests of a Portfolio); or (2) 67% of the shares of the Fund (or interests of a Portfolio) present or represented at a shareholders (or interestholders in the case of a Portfolio) meeting at which the holders of more than 50% of the outstanding shares of the Fund (or interests of a Portfolio) are present or represented. The Board may change a nonfundamental policy of a Fund without shareholder consent, and the Core Trust Board may change a nonfundmental policy of a Portfolio without interestholder consent.


For purposes of all investment policies of a Portfolio or Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Portfolio or Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Portfolio or Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's or Portfolio's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

                             FUNDAMENTAL LIMITATIONS

GOVERNMENT PORTFOLIO

The Portfolio may not:

DIVERSIFICATION With respect to 75% of its assets, purchase securities, other than a Government Security, of any one issuer if more than 5% of the value of the Portfolio's total assets would at the time of purchase be invested in any one issuer.

CONCENTRATION Purchase securities, other than Government Securities, if more than 25% of the value of the Portfolio's total assets would be invested in securities of issuers conducting their principal business activity in the same industry, provided that consumer finance companies and industrial finance companies are considered to be separate industries and that there is no limit on the purchase of the securities of domestic commercial banks.

For purposes of concentration: (1) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (2) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (3) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

UNDERWRITING Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed to be an underwriter for purposes of the Securities Act of 1933.

REAL ESTATE Purchase or sell real estate or any interest therein (including limited partnership interests), except that the Portfolio may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

COMMODITIES Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests). Total borrowings may not exceed 33 1/3% of the Portfolio's total assets and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Portfolio's total assets. Outstanding borrowings in excess of 5% of the value of the Portfolio's total assets must be repaid before any subsequent investments are made by the Portfolio.

SENIOR SECURITIES Issue senior securities except pursuant to Section 18 of the 1940 Act and except that the Portfolio may borrow money subject to investment limitations specified in the Portfolio's Prospectus.


LENDING Make loans, except that the Portfolio may: (1) purchase debt securities which are otherwise permissible investments; (2) enter into repurchase agreements; and (3) lend portfolio securities, but not in an amount greater than 33 1/3% of the value of the Portfolio's total assets.


PLEDGING Pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness. Collateralized loans of securities are not deemed to be pledges or hypothecations for this purpose.

OPTIONS Write put and call options.

INVESTING FOR CONTROL Invest for the purpose of exercising control over any person.

RESTRICTED SECURITIES  Purchase restricted securities.

TREASURY CASH PORTFOLIO, GOVERNMENT CASH PORTFOLIO, CASH PORTFOLIO AND MUNICIPAL CASH PORTFOLIO


Each Portfolio may not:


DIVERSIFICATION With respect to 75% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer.

CONCENTRATION Purchase securities if, immediately after the purchase, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities.

For purposes of concentration: (1) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (2) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (3) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

UNDERWRITING Underwrite securities of other issuers, except to the extent that the Portfolio may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

REAL ESTATE Purchase or sell real estate or any interest therein, except that the Portfolio may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

COMMODITIES Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the value of the Portfolio's total assets.

SENIOR SECURITIES Issue senior securities except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, and provided that the Portfolio may issue shares of additional series or classes that the Trustees may establish.


LENDING Make loans, except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

THRIFT INVESTOR LIMITATIONS With respect to Government Cash Portfolio, purchase or hold any security that: (1) a Federally chartered savings association may not invest in, sell, redeem, hold or otherwise deal pursuant to law or regulation, without limit as to percentage of the association's assets; and (2) pursuant to 12 C.F.R. Section 566.1 would cause shares of the Portfolio not to be deemed to be short term liquid assets when owned by Federally chartered savings associations.


                           NONFUNDAMENTAL LIMITATIONS

GOVERNMENT PORTFOLIO

The Portfolio may not:

DIVERSIFICATION With respect to 100% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer, unless the investment is permitted by Rule 2a-7 under the 1940 Act.

SECURITIES WITH VOTING RIGHTS Purchase securities having voting rights, except the Portfolio may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN; SHORT SALES Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

LIQUIDITY Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

TREASURY CASH PORTFOLIO, GOVERNMENT CASH PORTFOLIO, CASH PORTFOLIO AND MUNICIPAL CASH PORTFOLIO


Each Portfolio may not:


DIVERSIFICATION With respect to 100% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer, unless the investment is permitted by Rule 2a-7 under the 1940 Act.

BORROWING Purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding; and if at any time the Portfolio's borrowings exceed the Portfolio's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.

SECURITIES WITH VOTING RIGHTS Purchase securities that have voting rights, except the Portfolio may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN; SHORT SALES Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

LIQUIDITY Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.


--------------------------------------------------------------------------------
INVESTMENTS BY FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------
      INVESTMENT BY SHAREHOLDERS THAT ARE BANKS - GOVERNMENT CASH PORTFOLIO


Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators (the "Guidelines"). In the event that the Guidelines are revised, the Portfolio's investment portfolio will be modified accordingly, including disposing of Portfolio securities or other instruments that no longer qualify under the Guidelines. In addition, the Portfolio does not intend to hold any securities or instruments that would be subject to restriction as to amount held by a national bank under Title 12, Section 24 (Seventh) of the United States Code. If the Portfolio includes any instruments that would be subject to a restriction as to amount held by a national bank, investment in the Portfolio may be limited.

The Guidelines provide that shares of an investment fund are generally assigned to the risk-weight category applicable to the highest risk-weighted security or instrument that the fund is permitted to hold. Accordingly, Portfolio interests should qualify for a 20% risk-weighting under the Guidelines. The Guidelines also provide that, in the case of an investment fund whose shares should qualify for a risk-weighting below 100% due to limitations on the assets which it is permitted to hold, bank examiners may review the treatment of the shares to ensure that they have been assigned an appropriate risk-weight. In this connection, the Guidelines provide that, regardless of the composition of an investment fund's assets, shares of a Portfolio may be assigned to the 100% risk-weight category if it is determined that the fund engages in activities that appear to be speculative in nature or has any other characteristics that are inconsistent with a lower risk-weighting. The Adviser has no reason to believe that such a determination would be made with respect to the Portfolio. There are various subjective criteria for making this determination and, therefore, it is not possible to provide any assurance as to how Portfolio interests will be evaluated by bank examiners.

Before acquiring shares of Daily Assets Government Obligations Fund, prospective investors that are banks or bank holding companies, particularly those that are organized under the laws of any country other than the United States or of any state, territory or other political subdivision of the United States, and prospective investors that are U.S. branches and agencies of foreign banks or Edge Corporations, should consult all applicable laws, regulations and policies, as well as appropriate regulatory bodies, to confirm that an investment in Fund shares is permissible and in compliance with any applicable investment or other limits.

Shares of Daily Assets Government Obligations Fund held by national banks are generally required to be revalued periodically and reported at the lower of cost or market value. Such shares may also be subject to special regulatory reporting, accounting and tax treatment. In addition, a bank may be required to obtain specific approval from its board of directors before acquiring Fund shares, and thereafter may be required to review its investment in the Fund for the purpose of verifying compliance with applicable Federal banking laws, regulations and policies.

National banks generally must review their investment holdings of Daily Assets Government Obligations Fund at least quarterly to ensure compliance with established bank policies and legal requirements. Upon request, Government Cash Portfolio will make available to Daily Assets Government Obligations Fund's investors' information relating to the size and composition of its portfolio.

               INVESTMENT BY SHAREHOLDERS THAT ARE CREDIT UNIONS -

              GOVERNMENT CASH PORTFOLIO AND TREASURY CASH PORTFOLIO

Treasury Cash Portfolio and Government Cash Portfolio limit their investments to investments that are legally permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act (including 12 U.S.C.
Section 1757(7), (8) and (15)) and the applicable rules and regulations of the National Credit Union Administration (including 12 C.F.R. Part 703, Investment and Deposit Activities), as such statutes and rules and regulations may be amended. The Portfolios limit their investments to Government Securities (including Treasury STRIPS) and repurchase agreements fully collateralized by Government Securities. Certain Government Securities owned by a Portfolio may be mortgage or asset backed, but no such security will be: (1) a stripped mortgage backed security ("SMBS"); (2) a CMO or real estate mortgage investment conduit ("REMIC") that does not meet all of the tests outlined in 12 C.F.R. Section 703.100(e); or (3) a residual interest in a CMO or REMIC. Each Portfolio also may invest in reverse repurchase agreements in accordance with 12 C.F.R. 703.100(j) to the extent otherwise permitted herein and in the Prospectuses.

           INVESTMENTS BY SHAREHOLDERS THAT ARE SAVINGS ASSOCIATIONS -
                           GOVERNMENT CASH PORTFOLIO


Government Cash Portfolio limits its investments to those legally permissible for Federally chartered savings associations without limit as to percentage under applicable provisions of the Home Owners' Loan Act (including 12 U.S.C.
Section 1464) and the applicable rules and regulations of the Office of Thrift Supervision, as such statutes and rules and regulations may be amended. In addition, the Portfolio limits its investments to those that are permissible for an open-end investment company to hold and would permit shares of the investment company to qualify as liquid assets under 12 C.F.R. Section 566.1(g) and as short-term liquid assets under 12 C.F.R. Section 566.1(h).

--------------------------------------------------------------------------------
PERFORMANCE DATA AND ADVERTISING
--------------------------------------------------------------------------------
                                PERFORMANCE DATA

A Fund may quote  performance  in  various  ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

A Fund may compare any of its performance information with:


o Data published by independent evaluators such as Morningstar, Inc., Lipper Inc., iMoneyNet, Inc., CDA/Wiesenberger or other companies that track the investment performance of investment companies ("Fund Tracking Companies").

o    The performance of other mutual funds.
o The performance of recognized stock, bond and other indices, including but not limited to U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performance over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.


A Fund's performance will fluctuate in response to market conditions and other factors.

                            PERFORMANCE CALCULATIONS

A Fund's performance may be quoted in terms of yield or total return. Appendix B includes certain performance information for each Fund.

SEC YIELD


Yield quotations for a Fund or class will include an annualized historical yield, carried at least to the nearest hundredth of one percent. Yield quotations are based on a specific seven-calendar-day period and are calculated by (1) dividing the net change in the value of the Fund during the seven-day period having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and (2) multiplying the quotient by 365/7. The net change in account value reflects the value of additional shares purchased with dividends declared and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by a Fund is calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. The standardized tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal a Fund's yield after taxes. Tax equivalent yields are calculated by dividing a Fund's yield by one minus the stated Federal or combined Federal and state tax rate. If a portion of a Fund's yield is tax-exempt, only that portion is adjusted in the calculation.


TOTAL RETURN CALCULATIONS

A Fund's or class' total return shows its overall change in value, assuming that all of the Fund's or class' distributions are reinvested.

AVERAGE ANNUAL TOTAL RETURN


Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns, a Fund or class: (1) determines the growth or decline in the value of a hypothetical historical investment in the Fund or class over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year to year performance of a Fund or class.


Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:

               P    = a hypothetical initial payment of $1,000
               T    = average annual total return
               n    = number of years

               ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period


Because average annual returns tend to smooth out variations in Fund's or class' returns, shareholders should recognize that they are not the same as actual year-to-year results.

OTHER MEASURES OF TOTAL RETURN Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.


A Fund or class may quote unaveraged or cumulative total returns that reflect a Fund's or class's performance over a stated period of time.

Total returns may be stated in their components of income and capital (including
capital  gains  and  changes  in  share  price)  in  order  to  illustrate   the
relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return
                  The other definitions are the same as in average annual total return above

                                  OTHER MATTERS


A Fund or class may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar (For example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) biographical descriptions of a Portfolio's portfolio managers and the portfolio management staff of a Portfolio's Adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (6) the results of a hypothetical investment in a Fund or class over a given number of years, including the amount that the investment would be at the end of the period; (7) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (8) the net asset value, net assets or number of shareholders of a Fund or class as of one or more dates; and (9) a comparison of a Fund's or class' operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.


In connection with its advertisements, a Fund or class may provide "shareholder letters" that provide shareholders or investors with an introduction to the Fund's, the Trust's or any of the Trust's service provider's policies or business practices.

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------
                       TRUSTEES AND OFFICERS OF THE TRUST


The names of the Trustees and officers of the Trust, their position with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment securities and practices, and discuss other matters affecting each Fund.

NAME,                         POSITION WITH      PRINCIPAL OCCUPATION(S) DURING
AGE AND ADDRESS               THE TRUST          PAST 5 YEARS

John Y. Keffer*               Chairman and       Member  and  Director,  Forum  Financial  Group,  LLC (a mutual  fund
Born:  July 15, 1942          President          services holding company)
Two Portland Square                              Director, Forum Fund Services, LLC (Trust's underwriter)
Portland, ME 04101                               Officer of six other  investment  companies for which Forum Financial
                                                 Group, LLC provides services

 ............................. .................. ......................................................................

Costas Azariadis              Trustee            Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                         Visiting Professor of Economics, Athens University of Economics and
Department of Economics                          Business 1998 - 1999
University of California                         Trustee of one other investment company for which Forum Financial
Los Angeles, CA 90024                            Group, LLC provides services
 ............................. .................. ......................................................................
James C. Cheng                Trustee            President, Technology Marketing Associates
Born:  July 26, 1942                             (marketing company for small and medium sized businesses in New
27 Temple Street                                 England)
Belmont, MA 02718                                Trustee of one other investment company for which Forum Financial
                                                 Group, LLC provides services

 ............................. .................. ......................................................................

J. Michael Parish             Trustee            Partner, Thelen Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                          Trustee of one other  investment  company for which  Forum  Financial
40 West 57th Street                              Group, LLC provides services
New York, NY 10019


 ............................. .................. ......................................................................

Thomas G. Sheehan             Vice President     Director of  Relationship  Management,  Forum Financial  Group,  LLC
Born:  July 15, 1954                             since 1993
Two Portland Square                              Officer of five other investment  companies for which Forum Financial
Portland, ME 04101                               Group, LLC provides services
 ............................. .................. ......................................................................
Dale J. Denno                 Vice President     General Counsel, Forum Financial Group LLC
Born:  May 1, 1950                               Vice President of Marketing and Product Development, UNUM Provident
Two Portland Square                              Insurance Company 1995 - 2000
Portland, ME 04101

 ............................. .................. ......................................................................

Ronald H. Hirsch              Treasurer          Managing Director, Operations/Finance and Operations/Sales, Forum
Born:  October 14, 1943                          Financial Group, LLC since 1999
Two Portland Square                              Member of the Board - Citibank Germany 1991 - 1998
Portland, ME 04101                               Officer of six other  investment  companies for which Forum Financial
                                                 Group, LLC provides services

 ............................. .................. ......................................................................

Leslie K. Klenk               Secretary          Counsel, Forum Financial Group, LLC since 1998
Born:  August 24, 1964                           Associate General Counsel,  Smith Barney Inc. (brokerage firm) 1993 -
Two Portland Square                              1998
Portland, ME 04101                               Officer of two other  investment  companies for which Forum Financial
                                                 Group, LLC provides services



                      COMPENSATION OF TRUSTEES AND OFFICERS


Effective February 7, 2000, each Trustee of the Trust will be paid a quarterly retainer of $1,500 for his service to the Trust. In addition, each Trustee will be paid a fee of $750 for each Board meeting attended (whether in person or by electronic communication). Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee of the Trust. No officer of the Trust is compensated by the Trust, but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each Trustee by the Funds and the Fund Complex, which includes all series of Forum Funds and Core Trust.

                                           TOTAL COMPENSATION FROM
                        COMPENSATION              TRUST AND
TRUSTEE                FROM THE FUNDS           FUND COMPLEX
John Y. Keffer               $0                      $0
Costas Azariadis           $4,566                  $17,800
James C. Cheng             $4,566                  $17,800
J. Michael Parish          $4,566                  $17,800


                       TRUSTEES AND OFFICERS OF CORE TRUST


The names of the Trustees and officers of Core Trust, their positions with Core Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk (*). The Core Trust Board supervises each Portfolio's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

NAME,                            POSITION WITH     PRINCIPAL OCCUPATION(S) DURING
AGE AND ADDRESS                  THE TRUST         PAST 5 YEARS

John Y. Keffer*                  Chairman and      Member and Director,  Forum Financial  Group,  LLC (a mutual fund
Born:  July 15, 1942             President         services holding company)
Two Portland Square                                Director, Forum Fund Services, LLC (Trust's underwriter)
Portland, ME 04101                                 Officer  of  six  other  investment  companies  for  which  Forum
                                                   Financial Group, LLC provides services

 ................................ ................. ..................................................................

Costas Azariadis                 Trustee           Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                           Visiting Professor of Economics, Athens University of Economics
Department of Economics                            and Business 1998 - 1999
University of California                           Trustee  of  one  other   investment   company  for  which  Forum
Los Angeles, CA 90024                              Financial Group, LLC provides services
 ................................ ................. ..................................................................
James C. Cheng                   Trustee           President, Technology Marketing Associates
Born:  July 26, 1942                               (marketing company for small and medium sized businesses in New
27 Temple Street                                   England)
Belmont, MA 02718                                  Trustee  of  one  other   investment   company  for  which  Forum
                                                   Financial Group, LLC provides services

 ................................ ................. ..................................................................

J. Michael Parish                Trustee           Partner, Thelen Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                            Trustee of one other investment company for which Forum
40 West 57th Street                                Financial Group, LLC provides services
New York, NY 10019

 ................................ ................. ..................................................................

David I. Goldstein               Vice President    Director, Forum Administrative Services, LLC and
Born: August 3, 1961                               Secretary, Forum Financial Group, LLC
Two Portland Square                                Managing Director and General Counsel, Forum Financial Group,
Portland, ME 04101                                 LLC 1991 to 2000

 ................................ ................. ..................................................................

                                       19





NAME,                            POSITION WITH     PRINCIPAL OCCUPATION(S) DURING
AGE AND ADDRESS                  THE TRUST         PAST 5 YEARS

 ................................ ................. ..................................................................

Ronald H. Hirsch                 Treasurer         Managing  Director,  Operations and Sales, Forum Financial Group,
Born: October 14, 1943                             LLC since 1999
Two Portland Square                                Member of the Board, Citibank Germany 1991-1998
Portland, ME 04101                                 Officer  of  six  other  investment  companies  for  which  Forum
                                                   Financial Group, LLC provides services

 ................................ ................. ..................................................................

Leslie K. Klenk                  Secretary         Counsel, Forum Financial Group, LLC since 1998
Born: August 24, 1964                              Associate  General  Counsel,  Smith Barney Inc.  (brokerage firm)
Two Portland Square                                1993 - 1998
Portland, ME 04101                                 Officer  of two  other  investment  companies  for  which  Forum
                                                   Financial Group, LLC provides services

                               INVESTMENT ADVISER

SERVICES


Forum Investment Advisors, LLC serves as the investment Adviser to each Portfolio pursuant to an investment advisory agreement with Core Trust. Under its agreement, the Adviser furnishes, at its own expense, all necessary services, facilities and personnel in connection with managing a Portfolio's investments and effecting portfolio transactions for the Portfolio. Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day-to-day management of each Portfolio (except Government Portfolio) since its inception. Mr. Fischer has over 25 years of experience in the money market industry.


FEES

The Adviser's fees are calculated as a percentage of the Portfolio's average net assets.


Table 1 in Appendix C shows the dollar amount payable by each Portfolio to the Adviser, the amount of fees waived by the Adviser, and the actual fee paid by each Portfolio. This information is for the past three fiscal years.


OTHER


The Adviser's agreement with respect to a Portfolio must be approved at least annually by the Core Trust Board or by majority vote of the interestholders of a Portfolio, and in either case by a majority of the Core Trust Trustees who are not parties to the agreement or interested persons of any such party ("Disinterested Trustees").

The agreement is terminable with respect to each Portfolio without penalty by the Core Trust Board on 60 days' written notice when authorized either by majority vote of the Portfolio's interestholders or by a majority vote of the Core Trust Board, or by the Adviser on 90 days' written notice to Core Trust. The agreement terminates immediately upon assignment. Under the agreement, the Adviser is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.


                                   DISTRIBUTOR

SERVICES


FFS serves as the distributor (also known as principal underwriter) of each Fund's shares pursuant to a distribution agreement with the Trust. FFS is located at Two Portland Square, Portland, Maine 04101 and is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

FFS acts as the representative of the Trust in connection with the offering of a Fund's shares. FFS continually distributes shares of each Fund on a best effort basis. FFS has no obligation to sell any specific quantity of Fund shares.


FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of Fund shares.


FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of Fund shares. These financial institutions may charge a fee for their services and may receive shareholders service fees even though Fund shares are sold with sales charges or distribution fees. These financial institutions may otherwise act as FFS' agents and will be responsible for promptly transmitting purchase, redemption and other requests to each Fund.


FEES

FFS does not receive a fee for any distribution services performed under the Distribution Agreement.

OTHER

FFS's agreement with respect to a Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Disinterested Trustees.

FFS's agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.


Under the Agreement, FFS is not liable for any action or inaction in the absence of bad faith, willful misconduct gross negligence in the performance of its duties.


Under the agreement, FFS and certain related parties (such as FFS' officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the Registration Statement.

DISTRIBUTION PLAN - INVESTOR SHARE CLASS


In accordance with Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan (the "Plan") for the Investor Shares of each Fund. The Plan provides for payment to FFS of a Rule 12b-1 fee at the annual rate of up to 0.50% of the average daily net assets of the Investor Shares of each Fund
(except Daily Assets Government Fund) as compensation for FFS' services as distributor. FFS also receives a fee at an annual rate of 0.15% of the average daily net assets of the Investor Shares of Daily Assets Government Fund as compensation for its services under the Plan. The Board's approval of the Plan was contingent on the Trust limiting any payments under the Plan to 0.30% of the average daily net assets of the Investor Shares of each Fund (except Daily Assets Government Fund) without further Board approval.

The Plan provides that FFS may incur expenses for activities including, but not limited to: (1) expenses of sales employees or agents of the distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by FFS or others in connection with the offering of Investor Class shares for sale to the public.

The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan ("Disinterested Trustees"). In addition, the Plan (as well as the Distribution Agreement) requires the Trust and FFS to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made. The Plan obligates each Fund to compensate FFS for its services and not to reimburse it for expenses incurred.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Disinterested Trustees. The Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Disinterested Trustees. The Board may terminate the Plan with respect to the Investor Shares of a Fund at any time by majority vote of the Disinterested Trustees. The Plan may be terminated with respect to Investor Shares of a Fund or by majority vote of those shareholders.


Table 2 in Appendix C shows the dollar amount of fees payable under the Plan with respect to each Fund. This information is provided for the past three years.

                          OTHER FUND SERVICE PROVIDERS

ADMINISTRATOR - THE TRUST

FAdS serves as administrator pursuant to an administration agreement with the Trust. FAdS is responsible for supervising the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from each Fund at an annual rate of 0.05% of the average daily net assets of each Fund.


The agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The agreement is terminable without penalty by the Trust or by FAdS with respect to a Fund on 60 days' written notice.

Under the agreement, FAdS is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. FAdS and certain related parties (such as FAdS' officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS' actions or omissions that are consistent with FAdS' contractual standard of care.


ADMINISTRATOR - CORE TRUST


FAdS also manages all aspects of Core Trust's operations of each Portfolio. FAdS has entered into an administration agreement ("Core Administration Agreement") that will continue in effect only if such continuance is specifically approved at least annually by the Core Trust Board or by a majority vote of interestholders and, in either case, by a majority of the Disinterested Trustees. Under the Core Administration Agreement, FAdS performs services for each Portfolio similar to those provided to each Fund.

The Core Administration Agreement provides that FAdS shall not be liable to Core Trust (or any of Core Trust's interestholders) for any action or inaction in the administration of Core Trust, except for bad faith, willful misfeasance or gross negligence in the performance of FAdS' duties or obligations or by reason of FAdS' reckless disregard of its duties and obligations under the agreement. The Core Administration Agreement is terminable with respect to a Portfolio at any time, without penalty, by the Core Trust Board or FAdS on 60 days' written notice.

Table 3 in Appendix C shows the dollar amount of the fees payable by each Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees paid by each Fund. The table provides similar information for each Portfolio. This information is for the past three fiscal years.


TRANSFER AGENT

FSS serves as transfer agent and distribution paying agent pursuant to a transfer agency agreement with the Trust. FSS maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.


For its services, each Fund pays FSS 0.25% of the average daily net assets of the Fund plus an annual fee of $12,000 and $18 per shareholder account. The fee is accrued daily by each Fund and is paid monthly based on the average net assets for the previous month.


The agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The agreement is terminable without penalty by the Trust or by FSS with respect to a Fund on 60 days' written notice.

Under the agreement, FSS is not liable for any act in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties. FSS and certain related parties (such as FSS' officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS' actions or omissions that are consistent with FSS' contractual standard of care.


Table 4 in Appendix C shows the dollar amount of the fees payable by each Fund to FSS, the amount of the fee waived by FSS, and the actual fees. This information is for the past three fiscal years.


SHAREHOLDER SERVICE PLAN


The Trust has adopted a shareholder service plan ("Shareholder Service Plan") with respect to Institutional Service Shares and Investor Shares of each Fund. Under the Shareholder Service Plan, a Fund may pay FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of each class. FAdS may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers holding Institutional Service Shares or Investor Shares.


Any material amendment to the Shareholder Service Plan must be approved by a majority of the Disinterested Trustees. The Plan may be terminated without penalty at any time by a vote of a majority of the Disinterested Trustees.

FAdS may enter into shareholder servicing agreements with various shareholder servicing agents pursuant to which those agents, as agent for their customers, may agree among other things to: (1) answer shareholder inquiries regarding the manner in which purchases, exchanges and redemptions of shares of a Fund may be effected and other matters pertaining to the Trust's services; (2) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; (3) assist shareholders in arranging for processing purchase, exchange and redemption transactions; (4) arrange for the wiring of funds; (5) guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (6) integrate periodic statements with other shareholder transactions; and (7) provide such other related services as the shareholder may request.


In offering or redeeming Fund shares, some shareholder servicing agents also may impose certain conditions on their customers, subject to the terms of a Fund's Prospectus, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or by charging their customers a direct fee for their services. Some shareholder servicing agents may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of a Fund with respect to assets invested in the Fund. These shareholder servicing agents may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust with respect to assets of those customers or clients invested in a Fund.

Table 5 in Appendix C shows the dollar amount of fees payable by each class of each Fund to FAdS, the amount of the fees waived by FAdS and the actual fees paid by each class. This information is for the past three fiscal years (or shorter period depending on a Class's commencement of operations).

FUND ACCOUNTANT - THE TRUST

FAcS serves as fund accountant pursuant to an accounting agreement with the Trust. FAcS provides fund accounting services to each Fund. These services include calculating the NAV of each Fund and preparing the Fund's financial statements and tax returns.

FAcS receives a fee from each Fund at an annual rate of $36,000 plus $2,200 for the preparation of tax returns and certain surcharges based upon the number and type of the Fund's portfolio transactions and positions. The fee is accrued daily by each Fund and is paid monthly based on the transactions and positions for the previous month.

The agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The agreement is terminable without penalty by the Trust or by FAcS with respect to a Fund on 60 days' written notice.

Under the agreement, FAcS is not liable to the Trust or any of the Trust's shareholders for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. FAcS and certain related parties (such as FAcS' officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS' contractual standard of care.

Under the agreement, in calculating a Fund's NAV, FAcS is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal 1/2 of 1% or less than or equal to $10. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Funds.

FUND ACCOUNTANT - CORE TRUST

FAcS performs similar services for the Portfolios pursuant to a portfolio and unitholder accounting agreement ("Core Accounting Agreement"). The Core Accounting Agreement must be approved annually by the Core Trust Board. The Core Accounting Agreement may be terminated with respect to a Portfolio, without penalty, by the Core Trust Board or FAcS on 60 days' written notice to the Trust. FAcS is required to use its best judgment and efforts in rendering fund accounting services and is not liable to Core Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence.

 .
Table 6 in Appendix C shows the dollar amount of the fees payable by each Fund to FAcS, the amount of the fee waived by FAcS, and the actual fees paid by each Fund. The table also includes similar information for each Portfolio. This information is for the past three fiscal years.


CUSTODIAN


As custodian, pursuant to an agreement with Core Trust, Forum Trust, LLC ("Custodian") safeguards and controls each Portfolio's cash and securities, determines income and collects interest on Portfolio investments. The Custodian may employ subcustodians to provide custody of a Portfolio's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, ME 04101.

For its services, the Custodian receives an annualized percentage of the total average daily net assets of the Portfolios. Each Portfolio also pays an annual domestic custody fee as well as certain other transaction fees. The fees are accrued daily by the Portfolios and are paid monthly based on average net assets and transactions for the previous month.

SUBCUSTODIAN

Union Bank of California, N.A. serves as subcustodian of each Portfolio. The Subcustodian is located at 445 South Figueroa Street, 5th Floor, Los Angeles, CA 90071.


LEGAL COUNSEL


Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005, passes upon legal matters in connection with the issuance of shares of the Trust.


INDEPENDENT AUDITORS

KPMG LLP, 99 High Street, Boston, MA 02110, is the independent auditor of each Fund and Portfolio. The auditor audits the annual financial statements of each Fund and Portfolio. The auditor also reviews the tax returns and certain regulatory filings of each Fund and Portfolio.

--------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

Each Fund invests substantially all of its assets in its corresponding Portfolio and not directly in portfolio securities. Therefore, a Fund does not engage in portfolio transactions.

Purchases and sales of portfolio securities by each Portfolio usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There are usually no brokerage commissions paid for any purchases. Core Trust does not anticipate that the Portfolios will pay brokerage commissions. However, in the event a Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that the Portfolio would otherwise be obligated to pay itself. Any transaction for which a Portfolio pays transaction-related compensation will be effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Portfolio by the broker-dealer effecting the transaction.


Allocations of transactions to dealers and the frequency of transactions are determined for each Portfolio by the Adviser in its best judgment and in a manner deemed to be in the best interest of interestholders of that Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available. The Adviser monitors the creditworthiness of counterparties to a Portfolio's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks. No portfolio transactions are executed with FIA or any of its affiliates.


No Portfolio paid brokerage commissions during fiscal years ended August 31, 1998, 1999 and 2000.


OTHER ACCOUNTS OF THE ADVISER

Investment decisions for a Portfolio are made independently from those of any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for a Portfolio and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

SECURITIES OF REGULAR BROKER-DEALERS


Table 7 of Appendix C details a Portfolio's investments in dealers (or their parent companies) with whom it conducted portfolio transactions as of August 31, 2000.


--------------------------------------------------------------------------------
PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------
                               GENERAL INFORMATION

Shareholders of record may purchase or redeem shares or request any shareholder privilege in person at the offices of FSS located at Two Portland Square, Portland, Maine 04101.


Each Fund accepts orders for the purchase or redemption of shares on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.


                         ADDITIONAL PURCHASE INFORMATION


The distributor sells shares of each Fund on a continuous basis.


Each Fund reserves the right to refuse any purchase request. There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges.

Fund shares are normally issued for cash only. At the Adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

IRAS

All contributions into an IRA through systematic investments are treated as IRA contributions made during the year the investment is received.

Each Fund, except Daily Assets Municipal Fund, may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth Individual Retirement Accounts (collectively, "IRAs"). Call the Funds at 1-800-94FORUM to obtain an IRA account application. Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You may contribute up to $2,000 annually to an IRA. Only contributions to Traditional IRAs are tax-deductible (subject to certain requirements). However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $6,000 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your earned income or $160,000.

This information on IRAs is based on regulations in effect as of January 1, 1998 and summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisors about your specific tax situation.

UGMAS/UTMAS


These custodial accounts provide a way to give money to a child and obtain tax benefits. Depending on state laws, you can set up a custodial account under the Uniform Gift to Minors Act ("UFMA") or Uniform Transfer to Minors Act ("UTMA"). If the custodian's name is not in the account registration of a UGMA or UTMA account, the custodian must sign instructions in a manner indicating custodial capacity.


PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund.


If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.


You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, a Fund may confirm  purchases  and  redemptions  to the financial  institution,  which will
provide  you  with  confirmations  and  periodic  statements.   A  Fund  is  not
responsible for the failure of any financial institution to carry out its obligations.

In offering or redeeming Fund shares, some shareholder servicing agents also may impose certain conditions on their customers, subject to the terms of the Funds' Prospectus, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or by charging their customers a direct fee for their services. Some shareholder servicing agents may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. These shareholder servicing agents may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust with respect to assets of those customers or clients invested in the Funds.


Investors purchasing shares of a Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.


LOST ACCOUNTS

FSS will consider your account lost if correspondence to your address of record is returned as undeliverable, unless FSS determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to FSS will be reinvested and the checks will be cancelled.

                        ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus or herein.

A delay may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the Federal Reserve Bank of San Francisco is closed for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

REDEMPTION IN KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Core Trust Board determines conditions exist which would make payment in cash detrimental to the best interests of a Portfolio or if the amount to be redeemed is large enough to affect a Portfolio's operations, payment in portfolio securities may be denied. If redemption proceeds are paid wholly or partly in portfolio securities, shareholders may incur brokerage costs by converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

                                  DISTRIBUTIONS


Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last business day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

As described in the Prospectuses, under certain circumstances a Fund may close early and advance the time by which the Fund must receive a purchase or redemption order and payments. In this case, if an investor places an order after the cut-off time, the order will be processed on the follow-up business day and your access to the Fund will be temporarily limited.


--------------------------------------------------------------------------------
TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectuses and the information in this section relates solely to U.S. Federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key Federal income tax considerations affecting each Fund and its shareholders. No attempt has been made to present a complete explanation of the Federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning.


The tax-year end of each Fund is August 31 (the same as the Fund's fiscal year end).

This section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. All investors should consult their own tax adviser as to the Federal, state, local and foreign tax provisions applicable to them.


                 QUALIFICATION AS A REGULATED INVESTMENT COMPANY


Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

MEANING OF QUALIFICATION


As a regulated investment company, a Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of its net long-term capital gain over its net short-term capital loss) that it distributes to shareholders. In order to qualify as a regulated investment company, a Fund must satisfy the following requirements:


o The Fund must distribute at least 90% of its investment company taxable income (and 90% of its tax-exempt interest income, net of expenses) for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.


o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, Government Securities, securities of other regulated investment companies and securities of other issuers; and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than Government Securities and securities of other regulated investment companies) or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.


FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the distributions will be taxable to the shareholders as ordinary income to the extent of a Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

                               FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its net investment income for each tax year.

Each Fund anticipates distributing substantially all of its net capital gain, if any, for each tax year. These distributions generally are made only once a year, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund. If you receive a distribution in the form of additional shares, it will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.


Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, it will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.


Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. Federal income tax consequences of distributions made (or deemed made) during the year.

                               FEDERAL EXCISE TAX


A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of each Fund's investment must be distributed during the next calendar year. Each Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.


For purposes of calculating the excise tax, each Fund reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                               BACKUP WITHHOLDING


A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide a correct taxpayer identification number; (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."
Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's Federal income tax liability or refunded.


                              FOREIGN SHAREHOLDERS


Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally will be exempt from U.S. Federal income tax on gain realized on the sale of shares of a Fund capital gain distributions from a Fund, and amounts retained by a Fund that are designated as undistributed capital gain.


In the case of a non-corporate foreign shareholder, a Fund may be required to withhold U.S. Federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.


The tax rules of other countries, with respect to distributions from a Fund, can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the foreign tax consequences of an investment in a Fund.


                              STATE AND LOCAL TAXES


The tax rules of the various states of the U.S. and their local jurisdictions, with respect to distributions from a Fund, can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the state and local tax consequences of an investment in a Fund.


--------------------------------------------------------------------------------
OTHER MATTERS
--------------------------------------------------------------------------------
                         THE TRUST AND ITS SHAREHOLDERS

GENERAL INFORMATION


The Trust was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996, the Trust succeeded to the assets and liabilities of Forum Funds, Inc. No Fund expects to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each Fund are entitled to vote at shareholders' meetings unless a matter relates only to a specific series or class (such as approval of an advisory agreement for a Fund or a distribution plan). From time to time, large shareholders may control a class of a Fund, a Fund or the Trust.


The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of:


Austin Global Equity Fund                    Investors Equity Fund
BrownIA Growth Equity Fund                   Investors Growth Fund
BrownIA Small-Cap Growth Fund                Investors High Grade Bond Fund
BrownIA Maryland Bond Fund                   Maine TaxSaver Bond Fund
Daily Assets Cash Fund(1)                    Mastrapasqua Growth Value Fund
Daily Assets Government Fund(1)              New Hampshire TaxSaver Bond Fund
Daily Assets Government Obligations Fund(1)  Payson Balanced Fund
Daily Assets Municipal Fund(1)               Payson Value Fund
Daily Assets Treasury Obligations Fund(1)    Polaris Global Value Fund
Equity Index Fund                            TaxSaver Bond Fund
Investors Bond Fund                          The Advocacy Fund

(1) The Trust offers shares of beneficial interest in Institutional, Institutional Service and Investor Shares of these series. Each class of a Fund may have a different expense ratio and its expenses will affect each class' performance.


The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

Not all classes or Funds of the Trust may be available in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.


The Funds are not required to maintain a code of ethics pursuant to Rule 17j-1, as amended, of the 1940 Act (the "Rule"). However, the Portfolios' investment adviser and the Funds' distributor have adopted codes of ethics under the Rule; these codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Portfolios.

The Trust and each Fund will continue indefinitely until terminated.

SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal distribution, liquidation and voting rights. Fractional shares have these rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.


A shareholder in a series is entitled to the shareholder's pro-rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.


Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or a Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust or certain series to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

                                 FUND OWNERSHIP


As of December 1, 2000, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding Shares of each Fund and class.

Also as of that date, certain shareholders of record owned 5% or more of a Fund or class. These shareholders and any shareholder known by a Fund to own beneficially 5% or more of a Fund are listed in Table 8 in Appendix C.

From time to time, certain shareholders may own a large percentage of the shares of a Fund or class. Accordingly, those shareholders may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of December 1, 2000, the following persons beneficially or of record owned 25% or more of the shares of a Fund or class (or of the Trust) and may be deemed to control the Fund or the class (or the Trust). For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.


CONTROLLING PERSON INFORMATION


DAILY ASSETS TREASURY OBLIGATIONS    NAME AND ADDRESS                        SHARES        % OF CLASS      % OF FUND
FUND
Investor Shares                      Cheryl Barnes                             1,882.960          94.38            0.00
                                     FBO Margaret Ann Jones
                                     3840 N Broadway #30
                                     Boulder, CO 80304

                                     .................................. ................. .............. ...............

Institutional Shares                 Stratevest & Co.                     79,206,474.290          54.60           51.02
                                     P.O. Box 2499
                                     Brattleboro, VT 05303

                                     .................................. ................. .............. ...............

                                     Stratevest & Co.                     65,830,523.000          45.38           42.41
                                     P.O. Box 2499
                                     Brattleboro, VT 05303
                                     .................................. ................. .............. ...............
Institutional Service Shares         Stratevest & Co.                    2,810,898.820            27.62            1.81
                                     P.O. Box 2499
                                     Brattleboro, VT 05303
DAILY ASSETS GOVERNMENT FUND
 .................................... .................................. ................. .............. ...............
Investor Shares                      Sanwa Bank California                   501,372.030          61.04            1.15
                                     1 Front Street
                                     Floor 23
                                     San Francisco, CA 94111

                                     .................................. ................. .............. ...............

Institutional Shares                 H.M. Payson & Co                     24,922,378.940          62.75           57.10
                                     Custody Account
                                     P.O. Box 31
                                     Portland, ME 04112

                                     .................................. ................. .............. ...............

                                     H.M. Payson & Co                     14,559,511.180          36.66           33.36
                                     Trust Account
                                     P.O. Box 31
                                     Portland, ME 04112

 .................................... .................................. ................. .............. ...............



DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND

 .................................... .................................. ................. .............. ...............

Investor Shares                      Central Computer Associates             162,794.650          52.13            0.16
                                     DBA Techknowledge
                                     P.O. Box 2668
                                     227 Water Street
                                     Augusta, ME 04338

                                     .................................. ................. .............. ...............

                                     Robots Road Associates                  149,402.830          47.84            0.15
                                     C/O Boulos Property Management
                                     One Canal Plaza
                                     Portland, ME 04101

                                     .................................. ................. .............. ...............

Institutional Shares                 Stratevest & Co.                     33,076,331.110          69.59           33.06
                                     P.O. Box 2499
                                     Brattleboro, VT 05303

                                     .................................. ................. .............. ...............

                                     Stratevest & Co.                     13,332,101.020          28.05           13.32
                                     P.O. Box 2499
                                     Brattleboro, VT 05303



                                       33

 .................................... .................................. ................. .............. ...............

DAILY ASSETS GOVERNMENT              NAME AND ADDRESS                             SHARES     % OF CLASS       % OF FUND
OBLIGATIONS FUND
(CONTINUED)


 .................................... .................................. ................. .............. ...............
                                     .................................. ................. .............. ...............

Institutional Service Shares         Stratevest & Co.                     20,525,250.870          39.26           20.50
                                     P.O. Box 2499
                                     Brattleboro, VT 05303

 .................................... .................................. ................. .............. ...............

DAILY ASSETS CASH FUND


 .................................... .................................. ................. .............. ...............

Investor Shares                      Employee Benefit Management             261,424.440          56.73            0.32
                                     47 Portland Street
                                     Portland, ME 04101

                                     .................................. ................. .............. ...............

                                     J. K. MacMillan, Trustee                141,234.140          30.65            0.17
                                     3621 Maplewood Avenue
                                     Los Angeles, CA 90066

                                     .................................. ................. .............. ...............

Institutional Shares                 Stratevest & Co.                      7,874,617.960          27.35            9.56
                                     P.O. Box 2499
                                     Brattleboro, VT 05303
 .................................... .................................. ................. .............. ...............
Investor Shares                      William A. Roberts                       11,396.660          88.47            0.01
                                     P.O. Box 579
                                     Hinsdale, IL 60522

                                     .................................. ................. .............. ...............

Institutional Shares                 Stratevest & Co.                      8,220,961.570          61.59           54.56
                                     P.O. Box 2499
                                     Brattleboro, VT 05303

                                     .................................. ................. .............. ...............

                                     Stratevest & Co.                      5,031,560.310          37.70           33.39
                                     P.O. Box 2499
                                     Brattleboro, VT 05303

                                     .................................. ................. .............. ...............

Institutional Service Shares         Amherst Nursing Home, Inc.              995,029.760          58.26            6.60
                                     150 University Drive
                                     Amherst, MA 01002


              LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each Fund's property of any shareholder or former shareholder held personally liable for the obligations of the Fund. The Trust Instrument also provides that each Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a Fund is unable to meet its obligations.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever. A Trustee is not, however, protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                             REGISTRATION STATEMENT


This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. You may also review the registration statement at the SEC's internet website at www.sec.gov.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

                              FINANCIAL STATEMENTS


The financial statements of the Funds and their corresponding Portfolios for the year ended August 31, 2000, which are included in the Funds' Annual Report to Shareholders are incorporated herein by reference. These financial statements are the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent auditors' reports.

--------------------------------------------------------------------------------
APPENDIX A - DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------
                                 CORPORATE BONDS

MOODY'S

AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

NOTE Plus (+) or minus (-). The ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

             The 'r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

                               SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                o   Leading market positions in well-established industries.
                o   High rates of return on funds employed.
                o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
                o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
                o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

NOT PRIME       Issuers  rated  Not  Prime do not fall  within  any of the Prime rating categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.


F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.


F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

--------------------------------------------------------------------------------
APPENDIX B - PERFORMANCE DATA
--------------------------------------------------------------------------------
For the seven-day period ended August 31, 2000, the annualized yields of each class of each Fund were as follows:


                                           CURRENT YIELD         EFFECTIVE YIELD

DAILY ASSETS TREASURY OBLIGATIONS FUND

     Investor Shares                           5.62%                  5.78%
     Institutional Service Shares              6.07%                  6.25%
     Institutional Shares                      6.32%                  6.52%

DAILY ASSETS GOVERNMENT FUND

     Investor Shares                           5.85%                  6.02%
     Institutional Service Shares              6.15%                  6.34%
     Institutional Shares                      6.40%                  6.61%

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

     Investor Shares                           5.75%                  5.91%
     Institutional Service Shares              6.20%                  6.39%
     Institutional Shares                      6.45%                  6.65%

DAILY ASSETS CASH FUND

     Investor Shares                           5.82%                  5.99%
     Institutional Service Shares              6.27%                  6.47%
     Institutional Shares                      6.52%                  6.73%

DAILY ASSETS MUNICIPAL FUND

     Investor Shares                           3.28%                  3.34%
     Institutional Service Shares              3.73%                  3.80%
     Institutional Shares                      4.18%                  4.27%

--------------------------------------------------------------------------------
APPENDIX C - MISCELLANEOUS TABLES
--------------------------------------------------------------------------------

TABLE 1- INVESTMENT ADVISORY FEES ($)


The fees payable by the Portfolios under the Investment Advisory Agreement were:

                                  CONTRACTUAL FEE    FEE WAIVED       FEE PAID

TREASURY CASH PORTFOLIO

     Year ended August 31, 2000       140,443           (0)           140,443
     Year ended August 31, 1999       105,930           (0)           105,930
     Year ended August 31, 1998        55,735           (0)            55,735

GOVERNMENT PORTFOLIO

     Year ended August 31, 2000        16,754      (16,754)                 0
     Year ended August 31, 1999        20,197           (0)            20,197
     Year ended August 31, 1998        23,813           (0)            23,813

GOVERNMENT CASH PORTFOLIO

     Year ended August 31, 2000       288,058           (0)           288,058
     Year ended August 31, 1999       303,532           (0)           303,532
     Year ended August 31, 1998       238,860           (0)           238,860

CASH PORTFOLIO

     Year ended August 31, 2000       565,516           (0)           565,516
     Year ended August 31, 1999       266,660           (0)           266,660
     Year ended August 31, 1998       158,716           (0)           158,716

MUNICIPAL CASH PORTFOLIO

     Year ended August 31, 2000        10,882      (10,882)                 0
     Year ended August 31, 1999        14,330           (0)            14,330
     Year ended August 31, 1998         1,937           (0)             1,937

TABLE 2 - INVESTOR SHARES' DISTRIBUTION FEES ($)

The fees payable by the Funds under the 12b-1 Distribution Plan were:


                                         CONTRACTUAL FEE   FEE WAIVED   FEE PAID

DAILY ASSETS TREASURY OBLIGATIONS FUND


     Year ended August 31, 2000                  80             (80)           0
     Year ended August 31, 1999                  49             (49)           0
     Year ended August 31, 1998                   0              (0)           0

DAILY ASSETS GOVERNMENT FUND


     Year ended August 31, 2000                 994            (994)           0
     Year ended August 31, 1999                 712            (712)           0
     Period ended August 31, 1998                 0              (0)           0

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND


     Year ended August 31, 2000                 945            (153)         792
     Year ended August 31, 1999                  26             (26)           0
     Year ended August 31, 1998                   0              (0)           0

DAILY ASSETS CASH FUND


     Year ended August 31, 2000               6,585          (2,950)       3,635
     Year ended August 31, 1999                 640            (640)           0
     Period ended August 31, 1998                 0              (0)           0

DAILY ASSETS MUNICIPAL FUND


     Year ended August 31, 2000                 260            (260)           0
     Year ended August 31, 1999                 139            (139)           0
     Year ended August 31, 1998                   0              (0)           0

TABLE 3 - ADMINISTRATION FEES ($)


The fees payable by the Funds under the Administration Agreement were:

                                         CONTRACTUAL FEE  FEE WAIVED    FEE PAID

DAILY ASSETS TREASURY OBLIGATIONS FUND

     Year ended August 31, 2000               57,610      (57,610)             0
     Year ended August 31, 1999               52,465      (52,465)             0
     Year ended August 31, 1998               24,549      (24,549)             0

DAILY ASSETS GOVERNMENT FUND

     Year ended August 31, 2000               16,705      (16,705)             0
     Year ended August 31, 1999               20,109      (20,109)             0
     Year ended August 31, 1998               28,110       (2,864)        25,246

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

     Year ended August 31, 2000               34,779      (31,040)         3,739
     Year ended August 31, 1999               22,178      (22,178)             0
     Year ended August 31, 1998                4,115       (4,115)             0

DAILY ASSETS CASH FUND

     Year ended August 31, 2000               44,941      (39,394)         5,547
     Year ended August 31, 1999               35,746      (35,746)             0
     Year ended August 31, 1998               10,505      (10,505)             0

DAILY ASSETS MUNICIPAL FUND

     Year ended August 31, 2000               10,867      (10,867)             0
     Year ended August 31, 1999               14,310      (14,310)             0
     Year ended August 31, 1998                1,934       (1,934)             0


The fees payable by the Portfolios under the Core Administration Agreement were:

                                         CONTRACTUAL FEE  FEE WAIVED    FEE PAID

TREASURY CASH PORTFOLIO

     Year ended August 31, 2000                212,726          (0)      212,726
     Year ended August 31, 1999                153,011          (0)      153,011
     Year ended August 31, 1998                 74,964     (29,678)       45,286

GOVERNMENT PORTFOLIO

     Year ended August 31, 2000                 16,754     (16,754)            0
     Year ended August 31, 1999                 20,197     (20,197)            0
     Year ended August 31, 1998                 28,796     (28,796)            0

GOVERNMENT CASH PORTFOLIO

     Year ended August 31, 2000                436,043          (0)      436,043
     Year ended August 31, 1999                438,060          (0)      438,060
     Year ended August 31, 1998                317,754          (0)      317,754

CASH PORTFOLIO

     Year ended August 31, 2000                857,926          (0)      857,926
     Year ended August 31, 1999                385,799          (0)      385,799
     Year ended August 31, 1998                212,800          (0)      212,800

MUNICIPAL CASH PORTFOLIO

     Year ended August 31, 2000                 10,882     (10,882)            0
     Year ended August 31, 1999                 14,330     (14,330)            0
     Year ended August 31, 1998                  1,937      (1,937)            0

TABLE 4 - TRANSFER AGENCY FEES ($)


The fees payable by the Funds under the Transfer Agency Agreement were:

                                          CONTRACTUAL FEE  FEE WAIVED  FEE PAID

DAILY ASSETS TREASURY OBLIGATIONS FUND

Institutional Service Shares

     Year ended August 31, 2000                 21,871        (11,569)  10,302
     Year ended August 31, 1999                 19,157         (7,223)  11,934
     Year ended August 31, 1998                  6,071         (6,069)       2

Institutional Shares

     Year ended August 31, 2000                 68,496         (5,745)  62,751
     Year ended August 31, 1999                 63,155        (36,847)  26,308
     Year ended August 31, 1998                 31,381        (31,036)     345

Investor Shares

     Year ended August 31, 2000                 12,178         (4,060)    8,118
     Year ended August 31, 1999                 12,098        (12,098)       0
     Year ended August 31, 1998                    843           (843)       0

DAILY ASSETS GOVERNMENT FUND
Institutional Service Shares

     Year ended August 31, 2000                 17,322         (8,518)   8,804
     Year ended August 31, 1999                 21,102        (11,025)  10,077
     Year ended August 31, 1998                 68,534        (53,276)  15,258

Institutional Shares

     Year ended August 31, 2000                 27,395        (18,354)   9,041
     Year ended August 31, 1999                 29,243        (20,824)     819
     Year ended August 31, 1998                  4,874         (4,853)      21

Investor Shares

     Year ended August 31, 2000                 14,255         (5,879)   8,376
     Year ended August 31, 1999                 12,707        (12,688)      19

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

Institutional Service Shares

     Year ended August 31, 2000                48,623         (11,569)    37,054
     Year ended August 31, 1999                26,211              (0)    26,211
     Year ended August 31, 1998                 6,869          (6,866)         3

Institutional Shares


     Year ended August 31, 2000                30,893          (9,364)    21,529
     Year ended August 31, 1999                28,042         (20,559)     7,483
     Year ended August 31, 1998                10,816         (10,762)        54

Investor Shares


     Year ended August 31, 2000                12,864          (4,711)     8,153
     Year ended August 31, 1999                12,062         (12,062)         0
     Year ended August 31, 1998                   843            (843)         0

DAILY ASSETS CASH FUND

Institutional Service Shares


     Year ended August 31, 2000                62,582         (10,670)    51,912
     Year ended August 31, 1999                44,383              (0)    44,383
     Year ended August 31, 1998                27,955         (15,294)    12,661

Institutional Shares


     Year ended August 31, 2000                33,738         (12,708)    21,030
     Year ended August 31, 1999                33,137         (18,933)    14,204
     Year ended August 31, 1998                 9,362          (9,311)        51

Investor Shares


     Year ended August 31, 2000                18,316          (8,819)     9,497
     Year ended August 31, 1999                13,095              (0)    13,095
     Year ended August 31, 1998                   843            (843)         0

                                      CONTRACTUAL FEE     FEE WAIVED   FEE PAID

DAILY ASSETS MUNICIPAL FUND

Institutional Service Shares

     Year ended August 31, 2000             14,024            (4,933)    9,091
     Year ended August 31, 1999             14,718            (8,585)    6,133
     Year ended August 31, 1998                842              (842)        0

Institutional Shares

     Year ended August 31, 2000             22,712            (5,767)   16,945
     Year ended August 31, 1999             25,585           (25,072)      513
     Year ended August 31, 1998              4,150            (4,126)       24

Investor Shares

     Year ended August 31, 2000             12,309            (4,135)    8,174
     Year ended August 31, 1999             12,173           (12,172)        1
     Year ended August 31, 1998                843              (843)        0

TABLE 5 - SHAREHOLDER SERVICE FEES ($)

The fees payable by the funds under the Shareholder Services Plan were:

                                        CONTRACTUAL FEE   FEE WAIVED   FEE PAID
DAILY ASSETS TREASURY OBLIGATIONS FUND

Institutional Service Shares

     Year ended August 31, 2000              23,735         (9,886)      13,849
     Year ended August 31, 1999              17,320        (17,320)           0
     Year ended August 31, 1998               2,600         (2,600)           0

Investor Shares

     Year ended August 31, 2000                  67            (67)           0
     Year ended August 31, 1999                  45            (45)           0
     Period ended August 31, 1998                 0             (0)           0

DAILY ASSETS GOVERNMENT FUND
Institutional Service Shares

     Year ended August 31, 2000              10,188        (10,188)           0
     Year ended August 31, 1999              17,533        (17,533)           0
     Period ended August 31, 1998            78,274        (78,274)           0

Investor Shares

     Year ended August 31, 2000               1,657         (1,657)           0
     Year ended August 31, 1999               1,186         (1,186)           0

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
Institutional Service Shares


     Year ended August 31, 2000              86,205        (21,140)      65,065
     Year ended August 31, 1999              33,862        (29,859)       4,033
     Year ended August 31, 1998               2,018         (2,018)           0

Investor Shares

     Year ended August 31, 2000                 787           (337)         450
     Year ended August 31, 1999                  26            (26)           0
     Period ended August 31, 1998                 0             (0)           0

DAILY ASSETS CASH FUND
Institutional Service Shares

     Year ended August 31, 2000             118,498        (28,787)      89,711
     Year ended August 31, 1999              77,200        (46,584)      30,616
     Year ended August 31, 1998              22,439        (22,439)           0

Investor Shares

     Year ended August 31, 2000               5,487           (944)       4,543
     Year ended August 31, 1999                 540           (540)           0
     Period ended August 31, 1998                 0             (0)           0

DAILY ASSETS MUNICIPAL FUND
Institutional Service Shares

     Year ended August 31, 2000               4,593         (1,914)       2,679
     Year ended August 31, 1999               6,491         (6,491)           0
     Year ended August 31, 1998                   0             (0)           0

Investor Shares

     Year ended August 31, 2000                 217           (217)           0
     Year ended August 31, 1999                 120           (120)           0
     Period ended August 31, 1998                 0             (0)           0

TABLE 6 - FUND ACCOUNTING FEES ($)


The fees payable by the Funds under the Fund Accounting Agreement were:

                                           CONTRACTUAL FEE FEE WAIVED   FEE PAID

DAILY ASSETS TREASURY OBLIGATIONS FUND

     Year ended August 31, 2000                 37,500        (37,500)         0
     Year ended August 31, 1999                 37,250        (37,250)         0
     Year ended August 31, 1998                 13,323        (13,323)         0

DAILY ASSETS GOVERNMENT FUND

     Year ended August 31, 2000                 37,500        (37,500)         0
     Year ended August 31, 1999                 37,250        (37,250)         0
     Year ended August 31, 1998                 14,000         (4,000)    10,000

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

     Year ended August 31, 2000                 37,500        (37,500)         0
     Year ended August 31, 1999                 37,250        (37,250)         0
     Year ended August 31, 1998                 14,064        (14,064)         0

DAILY ASSETS CASH FUND

     Year ended August 31, 2000                 37,500        (37,500)         0
     Year ended August 31, 1999                 37,250        (37,250)         0
     Year ended August 31, 1998                 18,999        (12,999)     6,000

DAILY ASSETS MUNICIPAL FUND

     Year ended August 31, 2000                 37,500        (37,500)         0
     Year ended August 31, 1999                 37,250        (37,250)         0
     Year ended August 31, 1998                  4,198         (4,198)         0


The fees payable by the Portfolios under the Core Accounting Agreement were:

                                        CONTRACTUAL FEE    FEE WAIVED   FEE PAID

TREASURY CASH PORTFOLIO

     Year ended August 31, 2000              49,500              (0)    49,500
     Year ended August 31, 1999              49,500              (0)    49,500
     Year ended August 31, 1998              48,000              (0)    48,000

GOVERNMENT PORTFOLIO

     Year ended August 31, 2000              49,500         (16,000)    33,500
     Year ended August 31, 1999              49,500         (39,899)     9,601
     Year ended August 31, 1998              48,000         (37,946)    10,054

GOVERNMENT CASH PORTFOLIO

     Year ended August 31, 2000              49,500              (0)    49,500
     Year ended August 31, 1999              49,500              (0)    49,500
     Year ended August 31, 1998              48,000              (0)    48,000

CASH PORTFOLIO

     Year ended August 31, 2000              49,500              (0)    49,500
     Year ended August 31, 1999              49,500              (0)    49,500
     Year ended August 31, 1998              48,000              (0)    48,000

MUNICIPAL CASH PORTFOLIO

     Year ended August 31, 2000              61,500         (61,500)         0
     Year ended August 31, 1999              49,500         (46,497)     3,003
     Year ended August 31, 1998               8,800          (8,800)         0

TABLE 7 - SECURITIES OF REGULAR BROKER-DEALERS ($)

As of August 31, 2000, a Portfolio's investments in dealers (or their parent companies) with whom it conducted portfolio transactions were:


                                 VALUE

CASH PORTFOLIO


Bank of America               95,000,000
Bear Stearns                  75,000,000

TABLE 8 - 5% SHAREHOLDERS


As of December 1, 2000, the shareholders listed below owned of record 5% or more of the outstanding shares of each class of shares of the Trust. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

As of the same date, no shareholder beneficially owned more than 25% of the outstanding shares of the Trust as a whole.


                                  NAME AND ADDRESS                        SHARES      % OF CLASS       % OF FUND


DAILY ASSETS TREASURY             Cheryl Barnes                        1,882.960           94.38            0.00
OBLIGATIONS FUND                  FBO Margaret Ann Jones
Investor Shares                   3840 N Broadway #30
                                  Boulder, CO 80304

                                  Forum Financial Group                  112.070            5.62            0.00
                                  2 Portland Square

                                  Portland, ME 04101


Institutional Shares              Stratevest & Co.                79,206,474.290           54.60           51.02
                                  P.O. Box 2499
                                  Brattleboro, VT 05303

                                  Stratevest & Co.                65,830,523.000           45.38           42.41
                                  P.O. Box 2499
                                  Brattleboro, VT 05303

Institutional Service Shares      Stratevest & Co.                 2,810,898.820           27.62            1.81
                                  P.O. Box 2499
                                  Brattleboro, VT 05303

                                  Holland Company, Inc.            2,081,290.580           20.45            1.34
                                  153 Howland Ave.
                                  Adams, MA 01220

                                  Canyon Ranch Mgmt. LLC           1,288,966.160           12.67            0.83
                                  C/O Midland Loan Services, Inc.
                                  210 W 10th Street
                                  Kansas City, MO 64105

                                  Adams Plumbing & Heating Inc.    1,048,939.190           10.31            0.68
                                  P.O. Box 126
                                  Adams, MA 01220

                                  Village Ventures Services, Inc.    915,086.910            8.99            0.59
                                  1476 Massachusetts Ave
                                  North Adams, MA 01247

                                  Goodless Brothers Electric Co,     761,401.910            7.48            0.49
                                  Inc.
                                  100 Memorial Ave
                                  P.O. Box 925
                                  West Springfield, MA 01090




                                       C-9




                                NAME AND ADDRESS                               SHARES      % OF CLASS       % OF FUND


DAILY ASSETS GOVERNMENT FUND    Sanwa Bank California                     501,372.030           61.04            1.15
Investor Shares                 1 Front Street
                                Floor 23
                                San Francisco, CA 94111

Institutional Shares            H.M. Payson & Co                       24,922,378.940           62.75           57.10
                                Custody Account
                                P.O. Box 31
                                Portland, ME 04112

                                H.M. Payson & Co                       14,559,511.180           36.66           33.36
                                Trust Account
                                P.O. Box 31
                                Portland, ME 04112

Institutional Service Shares    Lansdowne Parking Associates LP           555,604.560           17.89            1.27
                                C/O Meredith Management
                                One Bridge Street #300
                                Newton, MA 02458

                                Edgar W. Flavell, Trustee                 422,712.180           13.61            0.97
                                2448 Sharon Oaks Drive
                                Menlo Park, CA 94025

                                Forum Trust LLC                           382,850.960           12.33            0.88
                                IRA FBO Merne E. Young
                                18751 San Rufino
                                Irvine, CA 92612

                                Retirement Planning Strategies            311,921.510           10.04            0.71
                                MFS Small Cap Fund NY

                                Forum Trust LLC                           246,370.000            7.93            0.56
                                IRA FBO Howard H. Stevenson
                                P.O. Box 277
                                Southborough, MA 01772

                                Retirement Planning Strategies            216,974.420            6.99            0.50
                                TCW Balanced Fund NY

                                Forum Trust LLC                           166,576.530            5.36            0.38
                                IRA FBO Peggy L. Meehan
                                1109 Laurel Avenue
                                East Palo Alto, CA 94303





                                       C-10




                                  NAME AND ADDRESS                             SHARES      % OF CLASS       % OF FUND


DAILY ASSETS GOVERNMENT           Central Computer Associates             162,794.650           52.13            0.16
OBLIGATIONS FUND                  DBA Techknowledge
Investor Shares                   P.O. Box 2668
                                  227 Water Street
                                  Augusta, ME 04338

                                  Robots Road Associates                  149,402.830           47.84            0.15
                                  C/O Boulos Property Management
                                  One Canal Plaza
                                  Portland, ME 04101

Institutional Shares              Stratevest & Co.                     33,076,331.110           69.59           33.06
                                  P.O. Box 2499
                                  Brattleboro, VT 05303

                                  Stratevest & Co.                     13,332,101.020           28.05           13.32
                                  P.O. Box 2499
                                  Brattleboro, VT 05303

Institutional Service Shares      Stratevest & Co.                     20,525,250.870           39.26           20.50
                                  P.O. Box 2499
                                  Brattleboro, VT 05303

                                  The Dennis Group, Inc.               11,841,849.630           22.65           11.83
                                  1391 Main Street
                                  Springfield, MA 01103

                                  Auer & Co.                            3,480,332.800            6.66            3.48
                                  C/O Bankers Trust Co.
                                  648 Grassmere Park Road
                                  Nashville, TN 37211

DAILY ASSETS CASH FUND            Employee Benefit Management             261,424.440           56.73            0.32
Investor Shares                   47 Portland Street
                                  Portland, ME 04101

                                  J. K. MacMillan, Trustee                141,234.140           30.65            0.17
                                  3621 Maplewood Avenue
                                  Los Angeles, CA 90066

Institutional Shares              Stratevest & Co.                      7,874,617.960           27.35            9.56
                                  P.O. Box 2499
                                  Brattleboro, VT 05303

                                  H.M. Payson & Co.                     6,366,541.830           22.12            7.73
                                  Trust Account
                                  P. O. Box 31
                                  Portland, ME 04112

                                       C-11

                                  NAME AND ADDRESS                             SHARES      % OF CLASS       % OF FUND

DAILY ASSETS CASH FUND            H.M. Payson & Co.                     4,764,411.000           16.55            5.78
Institutional Shares (continued)  Custody Account
                                  P. O. Box 31
                                  Portland, ME 04112

                                  Maine Mutual Fire Insurance           3,825,178.580           13.29            4.64
                                  44 Maysville Road
                                  P. O. Box 729
                                  Presque Isle, ME 04769

                                  Stratevest & Co.                      3,360,879.320           11.67            4.08
                                  P.O. Box 2499
                                  Brattleboro, VT 05303

                                  Spectrum Medical Group, PA            2,479,301.790            8.61            3.01
                                  300 Professional Drive
                                  Sarborough, ME 04074

Institutional Service Shares      A.W. Hastings & Co. LLC               5,238,800.360            9.86            6.36
                                  2 Pearson Way
                                  Enfield, CT 06082

                                  Auer & Co.                            3,070,921.700            5.78            3.73
                                  C/O Bankers Trust Co.
                                  648 Grassmere Park Road
                                  Nashville, TN 37211

                                  Auer & Co.                            2,696,467.980            5.07            3.27
                                  C/O Bankers Trust Co.
                                  648 Grassmere Park Road
                                  Nashville, TN 37211

DAILY ASSETS MUNICIPAL FUND       William A. Roberts                       11,396.660           88.47            0.01
Investor Shares                   P.O. Box 579
                                  Hinsdale, IL 60522

                                  Dennis Orzo                               1,376.690           10.69            0.00
                                  39 Amanda Lane
                                  New Rochelle, NY 10804

Institutional Shares              Stratevest & Co.                      8,220,961.570           61.59           54.56
                                  P.O. Box 2499
                                  Brattleboro, VT 05303

                                  Stratevest & Co.                      5,031,560.310           37.70           33.39
                                  P.O. Box 2499
                                  Brattleboro, VT 05303

Institutional Service Shares      Amherst Nursing Home, Inc.              995,029.760           58.26            6.60
                                  150 University Drive
                                  Amherst, MA 01002

                                       C-12

                                  NAME AND ADDRESS                             SHARES      % OF CLASS       % OF FUND
DAILY ASSETS MUNICIPAL FUND       Partyka Business Trust                  359,111.410           21.03            2.38
Institutional Service Shares      495 Springfield Street
(continued)                       Chicopee, MA 01013

                                  Auer & Co.                              254,322.750           14.89            1.69
                                  C/O Bankers Trust Co.
                                  648 Grassmere Park Road
                                  Nashville, TN 37211

                                  PRM Environmental, Inc                   99,391.700            5.82            0.66
                                  495 Springfield Street
                                  Chicopee, MA 01013-2806


--------------------------------------------------------------------------------
APPENDIX D - ADDITIONAL ADVERTISING MATERIALS
--------------------------------------------------------------------------------

                             TEXT OF FORUM BROCHURE


In connection with its advertisements, a Fund may provide a description of the Fund's investment adviser and its affiliates, which are service providers to the Fund. A form of the text is set forth below.


"FORUM FINANCIAL GROUP OF COMPANIES


Forum Financial Group of Companies represents more than a decade of diversified experience with every aspect of mutual funds. The Forum Family of Funds has benefited from the informed, sharply focused perspective on mutual funds that experience makes possible.

The Forum Family of Funds has been created and managed by affiliated companies of Portland-based Forum Financial Group, among the nation's largest mutual fund administrators providing clients with a full line of services for every type of mutual fund.


The Forum Family of Funds is designed to give investment representatives and investors a broad choice of carefully structured and diversified portfolios, portfolios that can satisfy a wide variety of immediate as well as long-term investment goals.

Forum Financial Group has developed its "brand name" family of mutual funds and has made them available to the investment public and to institutions on both the national and regional levels.

For more than a decade Forum has had direct experience with mutual funds from a different perspective, a perspective made possible by Forum's position as a leading designer and full-service administrator and manager of mutual funds of all types.

Today Forum Financial Group administers and provides services for over 181 mutual funds for 17 different fund managers, with more than $70 billion in client assets. Forum has its headquarters in Portland, Maine, and has offices in Seattle, Bermuda, and Warsaw, Poland. In a joint venture with Bank Handlowy, the largest and oldest commercial bank in Poland, Forum operates the only independent transfer agent and mutual fund accounting business in Poland. Forum directs an off-shore and hedge fund administration business through its Bermuda office. It employs more than 390 professionals worldwide.

From the beginning, Forum developed a plan of action that was effective with both start-up funds, and funds that needed restructuring and improved services in order to live up to their potential. The success of its innovative approach is evident in Forum's growth rate over the years, a growth rate that has consistently outstripped that of the mutual fund industry as a whole, as well as that of the fund service outsource industry.

Forum has worked with both domestic and international mutual fund sponsors, designing unique mutual fund structures, positioning new funds within the sponsors' own corporate planning and targeted markets.

Forum's staff of experienced lawyers, many of whom have been associated with the Securities and Exchange Commission, have been available to work with fund sponsors to customize fund components and to evaluate the potential of various fund structures.

Forum has introduced fund sponsors to its unique proprietary Core and Gateway(R) partnership, helping them to take advantage of this full-service master/feeder structure.

Fund sponsors understand that even the most efficiently and creatively designed fund can disappoint shareholders if it is inadequately serviced. That is the reason why fund sponsors have relied on Forum to meet all of a fund's complex compliance, regulatory, and filing needs.

Forum's full service commitment includes providing state-of-the-art accounting support (Forum has 7 CPAs on staff, as well as senior accountants who have been associated with Big 6 accounting firms). Forum's proprietary accounting system is continually upgraded and can provide custom-built modules to satisfy a fund's specific requirements. This service is joined with transfer agency and shareholder service groups that draw their strength both from the high caliber of the people staffing each unit and from Forum's advanced technology support system.

More than a decade of experience with mutual funds has given Forum practical hands-on experience and knowledge of how mutual funds function "from the inside out."

Forum has put that experience to work by creating the Forum Family of Funds, a family where each member is designed and positioned for your best investment advantage, and where each fund is serviced with the utmost attention to the delivery of timely, accurate, and comprehensive shareholder information.

INVESTMENT ADVISERS


Forum Investment Advisors, LLC offers the services of portfolio managers with the highest qualifications -- because without such direction, a comprehensive and goal-oriented investment program and ongoing investment strategy are not possible. Serving as portfolio managers for the Forum Family of Funds are individuals with decades of experience with some of the country's major financial institutions.


Forum Funds are also managed by the portfolio managers of H.M. Payson & Co., founded in Portland, Maine in 1854 and one of the oldest investment firms in the country. Payson has approximately $1.25 billion in assets under management, with clients that include pension plans, endowment funds, and institutional and individual accounts.

FORUM INVESTMENT ADVISORS, LLC


Forum Investment Advisors, LLC is the largest Maine based investment adviser with approximately $3.3 billion in assets under management. The portfolio managers have decades of combined experience in a cross section of the country's financial markets. The managers have specific, day-to-day experience in the asset class portfolios they manage, bringing critical focus to meeting each fund's explicit investment objectives. The portfolio managers have been involved in investing the assets of large insurance companies, banks, pension plans, individuals, and of course mutual funds. Forum Investment Advisors, LLC has a staff of analysts and investment administrators to meet the demands of serving shareholders in our funds.


FORUM FAMILY OF FUNDS


It has been said that mutual fund investment offerings--of which there are nearly 10,000, with assets spread across stock, bond, and money market funds worth more than $4 trillion--come in a rainbow of varieties. A better description would be a "spectrum" of varieties, the spectrum graded from green through amber and on to red. In simpler terms, from low risk investments, through moderate to high risk. The lower the risk, the lower the possible rewards -- the higher the risk, the higher the potential reward.

The Forum Family of Funds provides conservative investment opportunities that reduce the risk of loss of capital, using underlying money market investments U.S. Government securities (although the shares of the Forum Funds are neither insured nor guaranteed by the U.S. Government or its agencies), thus cushioning the investment against market volatility. These funds offer regular income, ready access to your money, and flexibility to buy or sell at any time.

In the less conservative but still not aggressive category are funds in the Forum Family that seek to provide steady income and, in certain cases, tax-free earnings. Such investments provide important diversification to an investment portfolio.


Growth funds in the Forum Family more aggressively pursue a high return at the risk of market volatility. These funds include domestic and international stock mutual funds."

                      TEXT OF PEOPLES HERITAGE NEWS RELEASE


Peoples Heritage Financial Group, Inc. (NASDAQ:PHBK) announced today that it has formed an alliance with a major mutual fund provider and an investment advisory firm to expand its mutual fund offerings. The alliance with Forum Financial Group and H.M. Payson & Company will result in 18 funds, including the unique Maine Municipal Bond Fund and New Hampshire Bond Fund, being offered through the branches of Peoples' affiliate banks in Maine, New Hampshire and northern Massachusetts and the Company's trust and investment subsidiaries

'There is no secret to where financial services are moving, under one roof," said William J. Ryan, Chairman, President and Chief Executive Officer of Peoples Heritage. "One only has to watch the virtually daily announcements of consolidations in the financial sector to understand that customers are demanding and receiving 'one-stop' financial services.


"We think we are adding the additional competitive advantage of funds that are managed and administered close to home."


Eighteen Forum funds will be offered including two Payson funds. The tax-free Maine and New Hampshire state bond funds are the only two such funds available and usually invest 80% of total assets in municipal securities. Other funds being provided by the alliance include money market, debt and equity funds.

Forum Financial, based in Portland, Maine since 1987, administers 124 funds with more than $29 billion in assets. Forum manages mutual funds for independent investment advisers such as Payson and for banks. Forum Investment Advisors, LLC an affiliate, is the largest Maine-based investment adviser with approximately $1.95 billion in fund assets under management.

"We are providing a great product set to the customers served by Peoples' nearly 200 branches in northern New England," said John Y. Keffer, Forum Financial president, "The key today is to link a wide variety of investment options with convergent, easy access for customers. I believe this alliance does just that."


H.M. Payson & Co., founded in 1854, is one of the nation's oldest investment firms with nearly $1.25 billion in assets under management and $412 million in non-managed custodial accounts. The Payson Value Fund and Payson Balanced Fund are among the 18 offerings.


"I believe we have all the ingredients of a tremendous alliance," said John Walker, Payson President and Managing Director. "We have the region's premier community banking company, a community-based investment adviser, and a local mutual fund company that operates nationally and specializes in working with banks. We are poised to provide solid investment performance and service."

People's Heritage Financial Group is a $10 billion multi-state bank and financial services holding company headquartered in Portland, Maine. Its Maine banking affiliate, Peoples Heritage Bank, has the state's leading deposit market share. Its New Hampshire banking affiliate, Bank of New Hampshire, has the state's leading deposit market share. Family Bank, the Company's Massachusetts banking subsidiary, has the state's tenth largest deposit market share and the leading market share in many of the northern Massachusetts communities it serves. Peoples affiliate banks also operate subsidiaries in leasing, trust and investment services and insurance.


FORUM FINANCIAL GROUP:


Headquarters:   Two Portland Square, Portland, Maine 04101
President:      John Y. Keffer
Offices:        Portland, Seattle, Warsaw, Bermuda and Malta


     * Established in 1986 to administer mutual funds for independent investment advisers and banks *Among the nation's largest third-party fund administrators

     *    Uses proprietary in-house systems and custom programming capabilities

     * Administration and Distribution Services: Regulatory, compliance, expense accounting, budgeting for all funds

     * Fund Accounting Services: Portfolio valuation, accounting, dividend declaration, and tax advice

     * Shareholder Services: Preparation of statements, distribution support, inquiries and processing of trades

     *    Client Assets under Administration and Distribution: $73 billion

     *    Client Assets Processed by Fund Accounting: $53 billion

     * Client Funds under Administration and Distribution: 181 mutual funds with 89 share classes


     * International Ventures: Joint venture with Bank Handlowy in Warsaw, Poland, using Forum's proprietary transfer agency and distribution systems; Off-shore investment fund administration, using Bermuda as Forum's center of operations

     *    Forum Employees: United States -215, Poland - 180, Bermuda - 4


FORUM CONTACTS:

Tony Santaniello, Director of Marketing, (207) 879-1900 X 6175

H.M. PAYSON & CO.:


Headquarters:  One Portland Square, Portland, Maine
President and Managing Director: John Walker


Quality investment services and conservative wealth management since 1854
   *Assets under Management: $1.25 Billion
   *Non-managed Custody Assets: $412 Million
   *Client Base: 85% individuals; 15% institutional
   *Owned by 11 shareholders; 10 managing directors


   *Payson Balanced Fund and Payson Value Fund (administrative and shareholder services provided by Forum Financial Group)

   *Employees: 45

H.M. PAYSON & CO. CONTACT:
Joel Harris, Marketing Coordinator, (207) 772-3761

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (2) in post-effective amendment No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

(c)  See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit (a).

(d) (1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

     (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (Exhibit incorporated by reference as filed as Exhibit
          (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

     (3) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Investors Bond Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, New
          Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund dated as of January 2, 1998 (Exhibit incorporated by reference as filed as Exhibit
          (5)(p) in post-effective amendment No. 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281).

     (4) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

     (5) Investment Advisory Agreement between Registrant and Brown Investment Advisory & Trust Company relating to BrownIA Small-Cap Growth Fund and BrownIA Growth Equity Fund dated as of June 29, 1999 (Exhibit incorporated by reference as filed as Exhibit (d)(7) in post-effective amendment No. 73 via EDGAR on July 30, 1999, accession number 0001004402-99-000341).

     (6) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Mastrapasqua Growth Value Fund dated July 1, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

     (7) Investment Advisory Agreement between Registrant and Trillium Asset Management Corporation relating to The Advocacy Fund dated as of July 26, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (8) Investment Advisory Agreement between Registrant and The Stratevest Group, N.A. relating to Investors Equity Fund, dated as of August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

     (9) Investment Advisory Agreement between Registrant and Brown Advisory Incorporated dated December 20, 2000 relating to BrownIA Maryland Bond Fund (filed herewith).

(e)  (1)  Form  of   Selected   Dealer   Agreement    between   Forum  Financial
          Services, Inc. and securities brokers (Exhibit incorporated by reference as filed as Exhibit (6)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

     (2) Form of Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates (Exhibit incorporated by reference as filed as Exhibit (6)(b) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

     (3) Distribution Agreement between Registrant and Forum Fund Services, LLC relating to, Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund,
          Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (Exhibit incorporated by reference as filed as Exhibit
          (e)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

(f)      None.

(g) (1) Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (Exhibit incorporated by reference as filed as Exhibit
          (g)(2) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

     (2) Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (Exhibit incorporated by reference as filed as Exhibit
          (g)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

(h) (1) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

     (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (Exhibit incorporated by reference as filed as Exhibit
          (h)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

     (3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, The Advocacy Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

     (4) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to the Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (Exhibit incorporated by reference as filed as Exhibit
          (9)(c) in post-effective amendment No. 50 via EDGAR on November 12, 1997, accession number 0001004402-97-000189).

     (5) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

     (6) Shareholder Service Plan of Registrant dated March 1, 2000 relating to BrownIA Small Cap Growth Fund, BrownIA Growth Equity Fund and BrownIA Maryland Bond Fund (filed herewith).

     (7) Shareholder Service Plan of Registrant dated July 1, 2000 related to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

(i) (1) Opinion of Seward & Kissel LLP dated January 5, 1996 (Exhibit incorporated by reference as filed as Exhibit (10)(a) in post-effective amendment No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

     (2) Consent of Seward & Kissel LLP dated June 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (i)(2) in post-effective amendment No. 80 via EDGAR on June 30, 2000, accession number 0001004402-00-000233).

(j)  Consent of Independent Auditors (filed herewith).

(k)  None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m) (1) Rule 12b-1 Plan effective January 1, 1999 adopted by the Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Asset Cash Fund and Daily Assets Municipal Fund (Exhibit incorporated by reference as filed as Exhibit (15)(b) in post-effective amendment No. 69 via EDGAR on December 15, 1998, accession number 0001004402-98-000648).

     (2) Rule 12b-1 Plan effective August 15, 2000 adopted by The Advocacy Fund (Exhibit incorporated by reference as filed as Exhibit (m)(2) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

(n) 18f-3 plan adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (18) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(p) (1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

     (2) Code of Ethics adopted by Brown Investment Advisory & Trust Company and Brown Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

     (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

     (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (5) Code of Ethics adopted by Forum Fund Services, LLC and Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

     (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (7) Code of Ethics adopted by The Stratevest Group, N.A. (Exhibit incorporated by reference as filed as Exhibit (p)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (8) Code of Ethics adopted by Wells Capital Management Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

     (9) Code of Ethics adopted by Wells Fargo Bank N.A. (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

     (10) Joint Code of Ethics adopted by Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (Exhibit incorporated by reference as filed as Exhibit (p)(10) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

     (11) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

     (12) Code of Ethics adopted by Trillium Asset Management Corporation (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

Other Exhibits:

(A) Power of Attorney for James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

(B) Power of Attorney for John Y. Keffer, Trustee of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

(C)  Power of Attorney for John Y. Keffer,  James C. Cheng, Costas Azariadis and
     J. Michael Parish, Trustees of Core Trust (Delaware) (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 15 to the registration statement of Monarch Funds via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

(D) Powers of Attorney for the Trustees of Wells Fargo Core Trust (Exhibit incorporated by reference as filed as exhibits (j)(1), (j)(2), (j)(3),
     (j)(4),  (j)(5),  (j)(6),  (j)(7),  (j)(8),  (j)(9),  (j)(10),  (j)(11) and
     (j)(12) as filed in post-effective amendment No. 10 to the registration statement of Wells Fargo Funds Trust via EDGAR on May 10, 2000, accession number 0000925421-00-000034).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUNDS

     Daily Assets Treasury Obligations Fund, Daily Assets Government Fund and Daily Assets Municipal Fund may be deemed to control Treasury Cash Portfolio, Government Portfolio and Municipal Cash Portfolio, respectively, each a series of Core Trust (Delaware).

ITEM 25.  INDEMNIFICATION

         In  accordance  with Section 3803 of the Delaware  Business  Trust Act,
         Section 10.02 of Registrant's Trust Instrument provides as follows:

         "10.02.  INDEMNIFICATION.

          (a)  Subject to the  exceptions and  limitations  contained in Section
               (b) below:

                  "(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b)  No  indemnification  shall be  provided  hereunder  to a  Covered
               Person:

                  (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

                  (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                    (A)  By the court or other body approving the settlement;

                    (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                    (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

         provided,   however,   that  any  Holder  may,  by  appropriate   legal
         proceedings, challenge any such determination by the Trustees or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
         (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither
         Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

         (e) Conditional advancing of indemnification  monies under this Section
         5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
         (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and
         (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc., H.M. Payson & Co., and Forum Investment Advisers, LLC include language similar to the following:

         "SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Polaris Capital Management, Inc., Mastrapasqua & Associates, Brown Investment Advisors & Trust Company, Brown Advisory Incorporated and Trillium Asset Management Corporation provide similarly as follows:

         "SECTION  5.  STANDARD  OF CARE.  (a) The  Trust  shall  expect  of the
         Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

         With  respect  to  indemnification  of the  underwriter  of the  Trust,
         Section 8 of the Distribution Agreement provides:

         "(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

         (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

         (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)      Forum Investment Advisors, LLC

         The description of Forum Investment Advisors, LLC (investment adviser to Investors High Grade Bond Fund, Investors Bond Fund, Investors Growth Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, TaxSaver Bond Fund and the Institutional, Institutional Service and Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund) contained in Parts A and B of post-effective amendment No. 81 (accession number 0001004402-00-000261) to the Trust's Registration Statement, is incorporated by reference herein.

         The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections, which are of a substantial nature.

                           Forum Trust, LLC, Member.

         Forum Trust, LLC is controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is Director and President of Forum Trust,

         LLC and Director of Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various operating subsidiaries of Forum Financial Group, LLC provide services.

         The following are the officers of Forum Investment Advisors, LLC, including their business connections that are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group provides services.

         Name                                 Title                               Business Connection
         .................................... ................................... ..................................
         David I. Goldstein                   Director and Secretary              Forum Investment Advisors, LLC
                                              ................................... ..................................
                                              Secretary                           Forum Financial Group, LLC
                                              ................................... ..................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ..................................
         Marc D. Keffer                       Assistant Secretary                 Forum Investment Advisors, LLC
                                              ................................... ..................................
                                              Corporate Counsel                   Forum Financial Group, LLC
                                              ................................... ..................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ..................................
         Ronald Hirsch                        Treasurer                           Forum Investment Advisors, LLC
                                              ................................... ..................................
                                              Treasurer                           Forum Financial Group, LLC
                                              ................................... ..................................
                                              Officer                             Other Forum affiliated companies



(b)  H.M. Payson & Co.

          The description of H.M. Payson & Co. (investment adviser to Payson Value Fund, Payson Balanced Fund) contained in Parts A and B of post-effective amendment No. 81 to the Trust's Registration Statement (accession number 0001004402-00-000261), is incorporated by reference herein.

          The following are the directors and principal executive officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Adrian L. Asherman                    Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         John C. Downing                       Managing Director, Treasurer       H.M. Payson & Co.
         ..................................... .................................. ...................................
         Thomas M. Pierce                      Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         Peter E. Robbins                      Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         John H. Walker                        Managing Director, President       H.M. Payson & Co.
         ..................................... .................................. ...................................
         Teresa M. Esposito                    Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         John C. Knox                          Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         Harold J. Dixon                       Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         Michael R. Currie                     Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         William O. Hall, III                  Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         William N. Weikert                    Managing Director                  H.M. Payson & Co.


(c)       Austin Investment Management, Inc.

          The description of Austin Investment Management, Inc. (investment adviser to Austin Global Equity Fund) contained in Parts A and B of post-effective amendment No. 81 to the Trust's Registration Statement (accession number 0001004402-00-000261), is incorporated by reference herein.

          The following is the director and principal executive officer of Austin Investment Management, Inc., 375 Park Avenue, New York, New York 10152, including his business connections, which are of a substantial nature.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Peter Vlachos                         Director, President, Treasurer,    Austin Investment Management Inc.
                                               Secretary

(d)      The Stratevest Group, N. A.

         The description of The Stratevest Group, N.A. ("Stratevest") (investment adviser to Investors Equity Fund) contained in Parts A and B of post-effective amendment No. 83 to the Trust's Registration Statement (accession number 0001004402-00-000327), is incorporated by reference herein.

         The following are the principal executive officers and directors of Stratevest including their business connections which are of a substantial nature. The address of Stratevest is 111 Main Street, Burlington, VT, 05401 and, unless otherwise indicated below, the address is the principal address of any company with which the principal executive officers and directors are connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Richard E. Johnson                    CEO and Director                   Stratevest
         ..................................... .................................. ...................................
         Robert B. Esau                        Executive Vice President           Stratevest
         ..................................... .................................. ...................................
         Gary L. Robinson                      Executive Vice President           Stratevest
         ..................................... .................................. ...................................
         James W. Gribbons                     Sr. Executive Vice President       Stratevest
         ..................................... .................................. ...................................
         Robert A. Knowles, Jr.                Sr. Executive Vice President       Stratevest
         ..................................... .................................. ...................................
         William S. Wolff                      Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         Molly Dillon                          Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         John M. Fullerton                     Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         Robert Wiseman                        Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         Walter L. Parr                        Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         Jonathan W. White                     Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         Robert E. Hussey                      Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         Dana Mitiguy                          Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         Dorothy Wentworth                     Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         Christopher G. Chapman                Vice President                     Stratevest
         ..................................... .................................. ...................................
         Perry Condon                          Vice President                     Stratevest
         ..................................... .................................. ...................................
         A. James Cota                         Vice President                     Stratevest
         ..................................... .................................. ...................................
         J. Alan Day                           Vice President                     Stratevest
         ..................................... .................................. ...................................
         Carol P. Smith                        Vice President                     Stratevest
         ..................................... .................................. ...................................
         Sandy Baker                           Vice President                     Stratevest
         ..................................... .................................. ...................................
         H. Ashley Smith, Jr.                  Vice President                     Stratevest
         ..................................... .................................. ...................................
         William J. Judge                      Vice President                     Stratevest
         ..................................... .................................. ...................................
         Leila J. Baroody                      Vice President                     Stratevest
         ..................................... .................................. ...................................
         Reginald P. Vincent                   Vice President                     Stratevest
         ..................................... .................................. ...................................
         Frederick G. Natale, Jr.              Vice President                     Stratevest
         ..................................... .................................. ...................................
         Thomas E. Malinowski                  Vice President                     Stratevest
         ..................................... .................................. ...................................
         William Smith                         Vice President                     Stratevest
         ..................................... .................................. ...................................
         Melissa Whitmore                      Vice President                     Stratevest
         ..................................... .................................. ...................................
         John Conroe                           Vice President                     Stratevest
         ..................................... .................................. ...................................
         Sandra J. Kidwell                     Vice President                     Stratevest
         ..................................... .................................. ...................................
         Mark Nagelsmith                       Vice President                     Stratevest
         ..................................... .................................. ...................................
         Sharry Rutzken                        Vice President                     Stratevest
         ..................................... .................................. ...................................
         Judith E. Zalansky                    Vice President                     Stratevest
         ..................................... .................................. ...................................
         Christopher W. McCarthy               Vice President                     Stratevest

                                       11

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Nancy S. Hudson                       Vice President                     Stratevest
         ..................................... .................................. ...................................
         Timothy J. O'Malley                   Vice President                     Stratevest
         ..................................... .................................. ...................................
         Peter C. Armbuster                    Vice President                     Stratevest
         ..................................... .................................. ...................................
         Steven Kalloch                        Vice President                     Stratevest
         ..................................... .................................. ...................................
         Thomas J. Christensen                 Vice President                     Stratevest
         ..................................... .................................. ...................................
         Jeffrey Oldfield                      Vice President                     Stratevest
         ..................................... .................................. ...................................
         Don Smith                             Vice President                     Stratevest
         ..................................... .................................. ...................................
         Robert P. Dinan                       Vice President                     Stratevest
         ..................................... .................................. ...................................
         Michael B. MacDonald                  Vice President                     Stratevest
         ..................................... .................................. ...................................
         Bruce L. Poznak                       Vice President                     Stratevest
         ..................................... .................................. ...................................
         Arlene C. Folsom                      Vice President                     Stratevest
         ..................................... .................................. ...................................
         Brian S. Wallace                      Vice President                     Stratevest
         ..................................... .................................. ...................................
         Debra A. Patten                       Vice President                     Stratevest
         ..................................... .................................. ...................................
         Kevin Brown                           Vice President                     Stratevest
         ..................................... .................................. ...................................
         Steve Eddy                            Vice President                     Stratevest
         ..................................... .................................. ...................................
         John Gibbons                          Vice President                     Stratevest
         ..................................... .................................. ...................................
         Larry Pelletier                       Vice President                     Stratevest
         ..................................... .................................. ...................................
         Carolyn May                           Vice President                     Stratevest
         ..................................... .................................. ...................................
         Kathryn Dion                          Vice President                     Stratevest
         ..................................... .................................. ...................................
         James Hillman                         Vice President                     Stratevest
         ..................................... .................................. ...................................
         Janet Milley                          Vice President                     Stratevest
         ..................................... .................................. ...................................
         John H. Budd                          Director                           Stratevest
         ..................................... .................................. ...................................
         Mirick O'Connell                      Director                           Stratevest
                                                                                  1700 BankBoston Tower
                                                                                  Worcester, MA 01608-1477
         ..................................... .................................. ...................................
         Gretchen B. Morse                     Director                           Stratevest
                                               .................................. ...................................
                                                                                  United Way of Chittenden County
                                                                                  95 St. Paul Street
                                                                                  Burlington, VT  05401
         ..................................... .................................. ...................................
         Joseph S. Pieciak, Jr.                Director                           Stratevest
                                               .................................. ...................................
                                                                                  Joseph Pieciak & Co., P.C.
                                                                                  4 Park Place  P.O. Box 797
                                                                                  Brattelboro, VT  05301-0797
         ..................................... .................................. ...................................
         Barry N. Stone                        Director                           Stratevest
                                               .................................. ...................................
                                                                                  Barry Stone Insurance Agency
                                                                                  P.O. Box 9507
                                                                                  S. Burlington, VT  05407-9507
         ..................................... .................................. ...................................
         George Smith                          Director                           Stratevest
                                               .................................. ...................................
                                                                                  George Smith, CPA
                                                                                  406 Main Street
                                                                                  Great Barrington, MA  01230
         ..................................... .................................. ...................................
         Jeffrey Cook                          Director                           Stratevest
                                               .................................. ...................................
                                                                                  Cain, Hibbard, Myers & Cook
                                                                                  66 West Street
                                                                                  Pittsfield, MA  01201-5764
         ..................................... .................................. ...................................
         Joseph A. Desmond                     Director                           Stratevest
                                               .................................. ...................................
                                                                                  The Concord Group
                                                                                  4 Bouton Street
                                                                                  Concord, NH  03301-05023


                                       12

         ..................................... .................................. ...................................
         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         John E. Menario                       Director                           Stratevest
         ..................................... .................................. ...................................
                                                                                  Banknorth Group
                                                                                  One Portland Square
                                                                                  P.O. Box 9540
                                                                                  Portland, ME  04112-9540
         ..................................... .................................. ...................................
         Andrew W. Mickey                      Director                           Stratevest
                                               .................................. ...................................
                                                                                  Banknorth Group
                                                                                  One Portland Square
                                                                                  P.O. Box 9540
                                                                                  Portland, ME  04112-9540
         ..................................... .................................. ...................................




(e)      Brown Investment Advisory & Trust Company

         The   description  of  Brown   Investment   Advisory  &  Trust  Company
         ("Brown")(investment adviser to BrownIA Small-Cap Growth Fund and BrownIA Growth Equity Fund) contained in Parts A and B of post-effective amendment No. 83 to the Trust's Registration Statement (accession number 0001004402-00-000327), is incorporated by reference herein.

         The following are the directors and principal executive officers of Brown, including their business connections, which are of a substantial nature. The address of Brown is Furness House, 19 South Street, Baltimore, Maryland 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Michael D. Hankin                     President, Chief Executive         Brown
                                               Officer, Trustee
                                               .................................. ...................................
                                               President                          The Maryland Zoological Society
                                               .................................. ...................................
                                               Trustee                            The Valleys Planning Council
         ..................................... .................................. ...................................
         David L. Hopkins, Jr.                 Trustee                            Brown
                                               .................................. ...................................
                                               Director                           Westvaco Corporation
                                               .................................. ...................................
                                               Director                           Metropolitan Opera Association
                                               .................................. ...................................
                                               Trustee and Chairman, Finance      Episcopal Church Foundation
                                               Committee
                                               .................................. ...................................
                                               Trustee                            Maryland Historical Society


                                       13

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Frank Bonsal                          Trustee                            Brown
                                               .................................. ...................................
                                               Partner                            New Enterprise Associates
                                                                                  1119 St. Paul Street
                                                                                  Baltimore, MD 21202
                                               .................................. ...................................
                                               Board Member                       Aether Systems
                                                                                  Owings Mills, MD
                                               .................................. ...................................
                                               Board Member                       CORVIS Corporation
                                                                                  Columbia, MD
                                               .................................. ...................................
                                               Board Member                       ViewGate Networks, Inc. (formerly
                                                                                  Network People)
                                                                                  Arlington, VA
                                               .................................. ...................................
                                               Board Member                       MedSpecialists, Inc.
                                                                                  Charlottesville, VA
                                               .................................. ...................................
                                               Board Member                       Seneca Networks, Inc.
                                                                                  Rockville, MD
                                               .................................. ...................................
                                               Board Member                       Versient.com (formerly
                                                                                  Worldnetpress)
                                               .................................. ...................................
                                               Special Limited Partner            Amadeus Capital Partners
                                               .................................. ...................................
                                               Special Limited Partner            Boulder Venture
                                               .................................. ...................................
                                               Special Limited Partner            Novak Biddle
                                               .................................. ...................................
                                               Special Limited Partner            Trellis Ventures
                                               .................................. ...................................
                                               Special Limited Partner            Windward Ventures
         ..................................... .................................. ...................................
         Truman T. Semans                      Vice Chairman of the Board of      Brown
                                               Trustees
                                               .................................. ...................................
                                               Trustee, Member and Former         Duke University
                                               Chairman of Investment Committee
                                               .................................. ...................................
                                               Trustee, Chairman of Finance       Lawrenceville School
                                               Committee and Member of
                                               Investment and Executive
                                               Committees
                                               .................................. ...................................
                                               Board of Directors, Member of      Chesapeake Bay Foundation
                                               Investment and Executive
                                               Committees
                                               .................................. ...................................
                                               Chairman                           Flag Investors Mutual Funds
                                               .................................. ...................................
                                               Investment Committee Member        Mercy Medical Center
                                               .................................. ...................................
                                               Investment Committee Member        St. Mary's Seminary
                                               .................................. ...................................
                                               Investment Committee Member        Archdiocese of Baltimore
                                               .................................. ...................................
                                               Investment Committee Member        Robert E. Lee Memorial Foundation
                                               .................................. ...................................
                                               Investment Committee Member        W. Alton Jones Foundation
         ..................................... .................................. ...................................
         William C. Baker                      Trustee                            Brown
                                               .................................. ...................................
                                               President and Chief Executive      Chesapeake Bay Foundation
                                               Officer
                                               .................................. ...................................
                                               Trustee                            John Hopkins Hospital
                                               .................................. ...................................
                                               Member                             Washington College Board of
                                                                                  Visitors and Governors
                                               .................................. ...................................
                                               Director                           Baltimore Community Foundation


                                       14

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Jack S. Griswold                      Trustee                            Brown
                                               .................................. ...................................
                                               Managing Director                  Armata Partners
                                               .................................. ...................................
                                               Director                           Alex. Brown Realty
                                               .................................. ...................................
                                               Trustee                            The Baltimore Community Foundation
                                               .................................. ...................................
                                               Trustee                            The Chesapeake Bay Foundation
                                                                                  Living Classrooms
                                               .................................. ...................................
                                               Chairman                           Maryland Historical Society
                                               .................................. ...................................
                                               Member                             Washington College Board of
                                                                                  Visitors and Governors
                                               .................................. ...................................
                                               Treasurer                          Washington College
                                               .................................. ...................................
                                               Chair                              Campaign for Washington's College
         ..................................... .................................. ...................................
         Earl L. Linehan                       Trustee                            Brown
                                               .................................. ...................................
                                               President                          Woodbrook Capital, Inc.
                                               .................................. ...................................
                                               Chairman                           Strescon Industries
                                               .................................. ...................................
                                               Chairman                           UMBC Board of Visitors
                                               .................................. ...................................
                                               Chairman Investment Committee      Gilman School
                                               .................................. ...................................
                                               Board of Directors Member          Stoneridge, Inc.
                                               .................................. ...................................
                                               Board of Directors Member          Sagemaker, Inc.
                                               .................................. ...................................
                                               Board of Directors Member          Medical Mutual Liability
                                                                                  Insurance Society of Maryland
                                               .................................. ...................................
                                               Board of Directors Member          Heritage Properties, Inc.
                                               .................................. ...................................
                                               Board of Directors Member          St. Mary's Seminary & University
                                               .................................. ...................................
                                               Board of Directors Member          St. Ignatius Loyola Academy
                                               .................................. ...................................
                                               Board of Directors Member          University of Notre Dame Advisory
                                                                                  Council

                                       15

         ..................................... .................................. ...................................
         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Walter D. Pinkard, Jr.                Trustee                            Brown
                                               .................................. ...................................
                                               President and Chief Executive      Colliers Pinkard
                                               Officer
                                               .................................. ...................................
                                               Chairman                           The Americas Region of Colliers
                                                                                  International
                                               .................................. ...................................
                                               Vice President                     France Foundation
                                               .................................. ...................................
                                               Chairman                           The Baltimore Community Foundation
                                               .................................. ...................................
                                               Board of Directors Member          France-Merrick Foundation
                                               .................................. ...................................
                                               Trustee                            The John Hopkins University
                                               .................................. ...................................
                                               Trustee                            The Greater Baltimore Committee
                                               .................................. ...................................
                                               Trustee                            Gilman School
                                               .................................. ...................................
                                               Trustee                            Calvert School
                                               .................................. ...................................
                                               Trustee                            The Baltimore Community Foundation
                                               .................................. ...................................
                                               Trustee                            The East Baltimore Community
                                                                                  Development Bank
                                               .................................. ...................................
                                               Trustee                            The Greater Baltimore Alliance
                                               .................................. ...................................
                                               Director                           Baltimore Reads, Inc.
                                               .................................. ...................................
                                               Trustee                            The Downtown Baltimore District
                                                                                  Authority
                                               .................................. ...................................
                                               Trustee                            The Yale University Development
                                                                                  Board
                                               .................................. ...................................
                                               Trustee                            The Maryland Business Roundtable
                                                                                  for Education
         ..................................... .................................. ...................................
         John J.F. Sherrerd                    Trustee                            Brown
                                               .................................. ...................................
                                               Director                           Provident Mutual Life Insurance
                                                                                  Company
                                               .................................. ...................................
                                               Director                           C. Brewer and Company
                                               .................................. ...................................
                                               Trustee, Vice Chairman of          Princeton University
                                               Executive Committee
                                               .................................. ...................................
                                               Trustee, Chairman of Investment    The Robertson Foundation
                                               Committee
                                               .................................. ...................................
                                               Trustee                            GESU School
                                               .................................. ...................................
                                               Director and Executive Committee   Princeton Investment Management
                                               Member
                                               .................................. ...................................
                                               Board of Overseers                 University of Pennsylvania
                                                                                  Wharton School
         ..................................... .................................. ...................................
         David M. Churchill, CPA               Chief Financial Officer            Brown

(f)      Brown Advisory Incorporated

         The description of Brown Advisory Incorporated ("Brown Advisory")(investment adviser to BrownIA Maryland Bond Fund) contained in Parts A and B of this amendment to the Trust's Registration Statement, is incorporated by reference herein.

         The following are the directors and principal executive officers of Brown Advisory, including their business connections, which are of a substantial nature. The address of Brown Advisory is Furness House, 19 South Street, Baltimore, Maryland 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.


         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Michael D. Hankin                     President                          Brown Advisory
         ..................................... .................................. ...................................
                                               President, Chief Executive         Brown
                                               Officer, Trustee
                                               .................................. ...................................
                                               President                          The Maryland Zoological Society
                                               .................................. ...................................
                                               Trustee                            The Valleys Planning Council
         ..................................... .................................. ...................................
         David L. Hopkins, Jr.                 Treasurer                          Brown Advisory
         ..................................... .................................. ...................................
                                               Chairman                           Brown
                                               .................................. ...................................
                                               Director                           Westvaco Corporation
                                               .................................. ...................................
                                               Director                           Metropolitan Opera Association
                                               .................................. ...................................
                                               Trustee and Chairman, Finance      Episcopal Church Foundation
                                               Committee
                                               .................................. ...................................
                                               Trustee                            Maryland Historical Society
         ..................................... .................................. ...................................
         Edward Dunn III                       Secretary                          Brown Advisory
                                               .................................. ...................................

(g)      Polaris Capital Management, Inc.

         The description of Polaris Capital Management, Inc. ("Polaris")(investment adviser to Polaris Global Value Fund) contained in Parts A and B of post-effective amendment No. 83 (accession number 0001004402-00-000327) to the Trust's Registration Statement, is incorporated by reference herein.

         The following are the directors and principal executive officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Bernard R. Horn, Jr.                  President, Portfolio Manager       Polaris
         ..................................... .................................. ...................................
         Edward E. Wendell, Jr.                Treasurer                          Polaris
                                               .................................. ...................................
                                               President                          Boston Investor Services, Inc.

(h)      Mastrapasqua & Associates

         The description of Mastrapasqua & Associates ("Mastrapasqua") (investment adviser to Mastrapasqua Growth Value Fund) contained in Parts A and B of post-effective amendment No. 80 to the Trust's Registration Statement (accession number 0001004402-00-000233), is incorporated by reference herein.

         The following are the directors and principal executive officers of Mastrapasqua, including their business connections, which are of a substantial nature. The address of Mastrapasqua is 814 Church Street, Suite 600, Nashville, Tennessee, 37203 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Frank Mastrapasqua                    Chairman, CEO and Portfolio        Mastrapasqua
                                               Manager
         ..................................... .................................. ...................................
         Thomas A. Trantum                     President, Portfolio Manager and   Mastrapasqua
                                               Security Analyst

(i)      Trillium Asset Management Corporation

         The  description  of  Trillium  Asset   Management   Corporation   (the
         "Adviser") (investment adviser to The Advocacy Fund) contained in Parts A and B of post-effective amendment No. 82 to the

         Trust's       Registration        Statement      (accession      number
         0001004402-00-000283), is incorporated by reference herein.

         The following are the directors and principal executive officers of the Adviser, including their business connections, which are of a substantial nature. The address of the Adviser is 711 Atlantic Avenue, Boston, Massachusetts 02111-2809 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Joan Bavaria                          President, Board of Directors      Adviser
                                               Member, Treasurer
                                               .................................. ...................................
                                               President, Treasurer and Director  FRDC California Corporation
                                                                                  (dissolved)
                                               .................................. ...................................
                                               President, Treasurer and           Franklin Insight, Inc. (Purchased
                                               Director (formerly)                by the Adviser)
                                               .................................. ...................................
                                               Founding Co-Chair                  Coalition for Environmentally
                                                                                  Responsible Economies
                                                                                  Boston, MA
                                               .................................. ...................................
                                               Director (formerly)                Green Seal
                                                                                  Washington, DC
                                               .................................. ...................................
                                               Director                           Lighthawk
                                                                                  San Francisco, CA
                                               .................................. ...................................
                                               Advisory Board                     The Greening of Industry
                                                                                  Worcester, MA
                                               .................................. ...................................
                                               Director (formerly)                Social Investment Forum
                                                                                  Boston, MA
                                               .................................. ...................................
                                               Chair (formerly)                   National Advisory Committee for
                                                                                  Policy and Technology's
                                                                                  Subcommittee, Community Based
                                                                                  Environmental Policy
                                                                                  Washington, DC
         ..................................... .................................. ...................................
         Patrick J. McVeigh                    Executive Vice President           Adviser
                                               .................................. ...................................
                                               Director                           SEED Haiti Community Development
                                                                                  Loan Fund
                                                                                  99 High Street,
                                                                                  Brookline, MA 02445
         ..................................... .................................. ...................................
         Shelley Alpern                        Director, Assistant Vice           Adviser
                                               President
                                               .................................. ...................................
                                               Student (formerly)                 University of Texas
                                                                                  Austin, TX
         ..................................... .................................. ...................................
         Samuel B. Jones, Jr., CFA             Senior Vice President, Chief       Adviser
                                               Investment Officer
                                               .................................. ...................................
                                               Chairman 1991-1997                 Standards and Policy
                                               Member 1982-1999                   Subcommittee, Association for
                                                                                  Investment Management and Research
                                                                                  Charlottesville, VA 22903
                                               .................................. ...................................
                                               Member (formerly)                  Council of Examiners, Institute
                                                                                  of Chartered Financial Analysts
                                                                                  Charlottesville, VA 22903
         ..................................... .................................. ...................................
         F. Farnum Brown, Jr., Ph.D.           Senior Vice President              Adviser327 West Main Street
                                                                                  Durham, NC 27701-3215
                                               .................................. ...................................
                                               Director (until 6/98)              Durham Community Land Trust
                                                                                  1401 Morehead Avenue
                                                                                  Durham, NC 27707


                                       18

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Susan Baker Martin                    Vice President                     Adviser
                                               .................................. ...................................
                                               Trustee                            Congregational Church of South
                                                                                  Dartmouth
                                                                                  Middle Street
                                                                                  Dartmouth, MA
         ..................................... .................................. ...................................
         Lisa Leff, CFA                        Vice President                     Adviser
                                               .................................. ...................................
                                               Director and Employee (until       Smith Barney Asset Management
                                               1999)                              388 Greenwich Street
                                                                                  New York, NY 10013
                                               .................................. ...................................
                                               Director (until 1999)              Social Investment Forum
                                                                                  Washington, DC
                                               .................................. ...................................
                                               Founder and Co-Chair (until 1999)  Social Investment Security
                                                                                  Analysts Group, New York Society
                                                                                  of Security Analysts
                                                                                  New York, NY
                                               .................................. ...................................
                                               Director                           Verite
                                                                                  Amherst, MAs
                                               .................................. ...................................
                                               Director (until 1999)              Maternity Center Association
                                                                                  23rd and Park Avenue
                                                                                  New York, NY
         ..................................... .................................. ...................................
         Stephanie R. Leighton, CFA            Vice President                     Adviser
                                               .................................. ...................................
                                               Treasurer                          Local Enterprise Assistance Fund,
                                                                                  Boston, MA
                                               .................................. ...................................
                                               Executive Committee Member         New England Chapter of the Social
                                                                                  Investment Forum
                                                                                  Boston, MA
         ..................................... .................................. ...................................
         Cheryl I. Smith, CFA                  Vice President                     Adviser
                                               .................................. ...................................
                                               Finance Committee (Director,       Resist
                                               formerly)                          259 Elm Street, Suite 201
                                                                                  Somerville, MA 02144
                                               .................................. ...................................
                                               Treasurer                          Performing Artists at Lincoln
                                                                                  School
                                                                                  Kennard Road
                                                                                  Brookline, MA 02445
         ..................................... .................................. ...................................
         Eric Becker, CFA                      Vice President                     Adviser
                                               .................................. ...................................
                                               Director                           Interlock Media, Inc.
                                                                                  Cambridge, MA
         ..................................... .................................. ...................................
         Linnie McLean                         Senior Vice President              Adviser
                                               .................................. ...................................
                                               Loan Committee                     Boston Community Loan Fund
                                                                                  Boston, MA
         ..................................... .................................. ...................................
         Patricia L. Davidson                  Vice President                     Adviser
                                               .................................. ...................................
                                               Member                             Program Committee, The Women's
                                                                                  Foundation
                                                                                  340 Pine Street
                                                                                  San Francisco, CA 94104
         ..................................... .................................. ...................................
         Diane M. DeBono                       Senior Vice President              Adviser
         ..................................... .................................. ...................................


                                       19

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         James Crawford, JD                    Board of Directors Member          Adviser
                                               .................................. ...................................
                                               Professor, Associate Dean          University of California,
                                               (retired)                          Berkley, CA
         ..................................... .................................. ...................................
         Thomas Gladwin, Ph.D.                 Board of Directors Member          Adviser
                                               .................................. ...................................
                                               Professor                          New York University
                                                                                  Stern School of Business
                                                                                  44 W. 4th Street
                                                                                  New York, NY
                                               .................................. ...................................
                                               Max McGraw Professorship of        University of Michigan
                                               Sustainable Enterprise and         Ann Arbor, MI 48109
                                               Associated Directorship
         ..................................... .................................. ...................................
         Robert Glassman                       Board of Directors Member          Adviser
                                               .................................. ...................................
                                               Chairman and Co-Chairman           Wainwright Bank & Trust Company
                                                                                  63 Franklin Street
                                                                                  Boston, MA 02110
                                               .................................. ...................................
                                               Chairman Investment Committee      The Boston Foundation
                                                                                  Boston, MA
         ..................................... .................................. ...................................
         Sally Greenberg, JD                   Board of Directors Member          Adviser
                                               .................................. ...................................
                                               Senior Product Safety Counsel      Consumers Union
                                                                                  1666 Connecticut Avenue N.W.
                                                                                  Washington, DC 20009
                                               .................................. ...................................
                                               President (past)                   Massachusetts Women's Bar
                                                                                  Association
                                                                                  Boston, MA
                                               .................................. ...................................
                                               Eastern States Civil Rights        Anti-Defamation League
                                               Counsel                            1 Lincoln Plaza
                                                                                  Boston, MA
         ..................................... .................................. ...................................
         Charles Grigsby                       Board of Directors Member          Adviser
                                               .................................. ...................................
                                               Senior Vice President              Mass Capital Resource Company
                                                                                  420 Boylston Street
                                                                                  Boston, MA 02116
                                               .................................. ...................................
                                               Director and Acting Deputy         City of Boston Neighborhood
                                                                                  Development Department
                                                                                  26 Court Street
                                                                                  Boston, MA 02108
                                               .................................. ...................................
                                               Member (formerly)                  Federal Reserve Bank Small
                                                                                  Business Advisory Committee
                                               .................................. ...................................
                                               Member (formerly)                  Massachusetts State Board of
                                                                                  Education
         ..................................... .................................. ...................................
         Milton Moskowitz                      Board of Directors Member          Adviser
                                               .................................. ...................................
                                               Writer                             Mill Valley, CA 94941
         ..................................... .................................. ...................................
         Carol O'Cleireacain, Ph.D.            Board of Directors Member
                                               .................................. ...................................
                                               Economic Consultant                New York, NY
                                               .................................. ...................................
                                               Senior Fellow                      Brookings Institution, Center on
                                                                                  Urban and Metropolitan Policy
                                                                                  1775 Massachusetts Avenue N.W.,
                                                                                  Washington, DC 20036
                                               .................................. ...................................
                                               Chair (formerly)                   Council of Institutional
                                                                                  Investors Executive Committee


                                       20

         ..................................... .................................. ...................................
         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         John Plukas                           Board of Directors Member          Adviser
                                               .................................. ...................................
                                               President and Co-Chairman          Wainwright Bank & Trust Company
                                                                                  63 Franklin Street
                                                                                  Boston, MA 02110
                                               .................................. ...................................
                                               Director                           New England Foundation for the
                                                                                  Arts
                                                                                  Boston, MA
         ..................................... .................................. ...................................
         George Rooks                          Portfolio Manager, Board of        Adviser
                                               Directors Member
                                               .................................. ...................................
                                               President and Owner                Heritage Capital Management
                                                                                  31 Milk Street
                                                                                  Boston, MA
                                               .................................. ...................................
                                               Investment Manager                 J.L. Kaplan Associates
                                                                                  29 Commonwealth Avenue
                                                                                  Boston, MA
                                               .................................. ...................................
                                               President (formerly)               First Capital Corporation of
                                                                                  Boston
                                                                                  Boston, MA
                                               .................................. ...................................
                                               President (formerly)               First Venture Capital Corporation
                                                                                  Boston, MA
                                               .................................. ...................................
                                               Portfolio Manager (formerly)       BankBoston
                                                                                  Boston, MA
                                               .................................. ...................................
                                               Trustee                            Jewish Federation of the North
                                                                                  Shore
                                                                                  Boston, MA
         ..................................... .................................. ...................................
         Elliot Sclar, Ph.D.                   Chairman, Board of Directors       Adviser
                                               .................................. ...................................
                                               Professor                          Columbia University School of
                                                                                  Architecture
                                                                                  New York, NY
                                               .................................. ...................................
                                               Director, Vice President           Franklin Insight, Inc.
                                               (Formerly)
                                               .................................. ...................................
                                               Director                           Wainwright Bank & Trust Company
                                                                                  63 Franklin Street
                                                                                  Boston, MA 02110
         ..................................... .................................. ...................................
         William Torbert, Ph.D.                Board of Directors Member          Adviser
                                               .................................. ...................................
                                               Professor                          Boston College
                                                                                  Chestnut Hill, MA

(i)      Wells Fargo Bank, N.A.

         The description of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), the investment adviser for the Portfolio in which Equity Index Fund invests, contained in Parts A and B of post-effective amendment No. 83 (accession number 0001004402-00-000327) to the Trust's Registration Statement, is incorporated by reference herein.

         The following are the directors and principal executive officers of Wells Fargo Bank, including their business connections, which are of a substantial nature. The address of Wells Fargo Bank is 420 Montgomery Street, San Francisco, California 94105 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         H. Jesse Arnelle                      Director                           Wells Fargo Bank
                                               .................................. ...................................
         455 Market                            Senior Partner                     Arnelle, Hastie, McGee, Willis &
         Street San Francisco, CA 94105                                           Greene
                                               .................................. ...................................
                                               Director                           Armstrong World Industries, Inc.
                                               .................................. ...................................
                                               Director                           Eastman Chemical Corporation
                                                .................................. ...................................
                                               Director                           FPL Group, Inc.
         ..................................... .................................. ...................................
         Michael R. Bowlin                     Director                           Wells Fargo Bank
                                               .................................. ...................................
         Highway 150                           Chairman of the Board of           Atlantic Richfield Co. (ARCO)
         Santa Paula, CA 93060                 Directors, Chief Executive
                                               Officer, Chief Operating Officer
                                               and President
         ..................................... .................................. ...................................
         Edward Carson                         Director                           Wells Fargo Bank
                                               .................................. ...................................
         633 West Fifth Street                 Chairman of the Board and Chief    First Interstate Bancorp
         Los Angeles, CA 90071                 Executive Officer
                                               .................................. ...................................
                                               Director                           Aztar Corporation
                                               .................................. ...................................
                                               Director                           Castle & Cook, Inc.
                                               .................................. ...................................
                                               Director                           Terra Industries, Inc.
         ..................................... .................................. ...................................
         William S. Davilla                    Director                           Wells Fargo Bank
                                               .................................. ...................................
         618 Michillinda Ave.                  President (Emeritus) and           The Vons Companies, Inc.
         Arcadia, CA 91007                     Director
                                               .................................. ...................................
                                               Director                           Pacific Gas & Electric Company
         ..................................... .................................. ...................................
         Rayburn S. Dezember                   Director                           Wells Fargo Bank
                                               .................................. ...................................
         3200 San Fernando Road                Director                           CalMat Co.
         Los Angeles, CA 90065
                                               .................................. ...................................
                                               Director                           Tejon Ranch Company
                                               .................................. ...................................
                                               Director                           The Bakersfield Californian
                                               .................................. ...................................
                                               Trustee                            Whittier College
         ..................................... .................................. ...................................
         Paul Hazen                            Chairman of the Board of           Wells Fargo Bank
                                               Directors
                                               .................................. ...................................
                                               Chairman of the Board of           Wells Fargo & Company
                                               Directors
                                               .................................. ...................................
                                               Director                           Phelps Dodge Corporation
                                               .................................. ...................................
                                               Director                           Safeway, Inc.
         ..................................... .................................. ...................................
         Robert K. Jaedicke                    Director                           Wells Fargo Bank
                                               .................................. ...................................
         Graduate School of Business           Professor (Emeritus)               Graduate School of Business
         Stanford University                                                      Stanford University
         Stanford, CA 94305
                                               .................................. ...................................
                                               Director                           Bailard Biehl & Kaiser Real
                                                                                  Estate Investment Trust, Inc.
                                               .................................. ...................................
                                               Director                           Boise Cascade Corporation
                                               .................................. ...................................
                                               Director                           California Water Service Company
                                               .................................. ...................................
                                               Director                           Enron Corporation
                                               .................................. ...................................
                                               Director                           GenCorp, Inc.
                                               .................................. ...................................
                                               Director                           Homestake Mining Company
         ..................................... .................................. ...................................
         Thomas L. Lee                         Director                           Wells Fargo Bank
                                               .................................. ...................................
         10302 Avenue 7 1/2                    Chairman and Chief Executive       The Newhall Land and Farming
         Firebaugh, CA 93622                   Officer                            Company
                                               .................................. ...................................
                                               Director                           CalMat Co.
                                               .................................. ...................................
                                               Director                           First Interstate Bancorp


                                       22

         ..................................... .................................. ...................................
         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Ellen Newman                          Director                           Wells Fargo Bank
                                               .................................. ...................................
         323 Geary Street                      President                          Ellen Newman Associates
         Suite 507
         San Francisco, CA 94102
                                               .................................. ...................................
                                               Chair (Emeritus) of the Board of   University of California at San
                                               Trustees                           Francisco Foundation
                                               .................................. ...................................
                                               Director                           California Chamber of Commerce
         ..................................... .................................. ...................................
         Philip J. Quigley                     Director                           Wells Fargo Bank
                                               .................................. ...................................
         130 Kearney Street Rm. 3700 San       Chairman, President and Chief      Pacific Telesis Group
         Francisco, CA 94108                   Executive Officer
         ..................................... .................................. ...................................
         Carl E. Reichardt                     Director                           Wells Fargo Bank
                                               .................................. ...................................
                                               Director                           Columbia/HCA Healthcare
                                                                                  Corporation
                                               .................................. ...................................
                                               Director                           Ford Motor Company
                                               .................................. ...................................
                                               Director                           Newhall Management Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Pacific Gas and Electric Company
                                               .................................. ...................................
                                               Retired Chairman of the Board of   Wells Fargo & Company
                                               Directors and Chief Executive
                                               Officer
         ..................................... .................................. ...................................
         Donald B. Rice                        Director                           Wells Fargo Bank
                                               .................................. ...................................
         2049 Century Park East                President and Chief Executive      Teledyne, Inc.
         Los Angeles, CA 90067                 Officer
                                               .................................. ...................................
                                               Retired Secretary                  The United States Air Force
                                               .................................. ...................................
                                               Director                           Vulcan Materials Company
         ..................................... .................................. ...................................
         Richard J. Stegemeier                 Director                           Wells Fargo Bank
                                               .................................. ...................................
                                               Chairman (Emeritus)                Unocal Corporation
                                               .................................. ...................................
                                               Director                           Foundation Health Corporation
                                               .................................. ...................................
                                               Director                           Halliburton Company
                                               .................................. ...................................
                                               Director                           Northrop Grumman Corporation
                                               .................................. ...................................
                                               Director                           Outboard Marine Corporation
                                               .................................. ...................................
                                               Director                           Pacific Enterprises
                                               .................................. ...................................
                                               Director                           First Interstate Bancorp
         ..................................... .................................. ...................................
         Susan G. Swenson                      Director                           Wells Fargo Bank
                                               .................................. ...................................
         651 Gateway Blvd.                     President and Chief Executive      Cellular One
         San Francisco, CA 94080               Officer
         ..................................... .................................. ...................................
         David M. Tellep                       Director                           Wells Fargo Bank
                                               .................................. ...................................
                                               Retired Chairman of the Board      Martin Lockheed Corporation
                                               and Chief Executive Officer
                                               .................................. ...................................
                                               Director                           Edison International and Southern
                                                                                  California Edison Company
                                               .................................. ...................................
                                               Director                           First Interstate Bancorp
         ..................................... .................................. ...................................
         Chang-Lin Tien                        Director                           Wells Fargo Bank
                                               .................................. ...................................
                                               Chancellor                         University of California at
                                                                                  Berkeley
                                               .................................. ...................................
                                               Director                           Raychem Corporation


                                       23

         ..................................... .................................. ...................................
         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         John A. Young                         Director                           Wells Fargo Bank
                                               .................................. ...................................
         3000 Hanover Street                   President, Chief Executive         Hewlett-Packard Company
         Palo Alto, CA 9434                    Officer and Director
                                               .................................. ...................................
                                               Director                           Chevron Corporation
                                               .................................. ...................................
                                               Director                           Lucent Technologies
                                               .................................. ...................................
                                               Director                           Novell, Inc.
                                               .................................. ...................................
                                               Director                           Shaman Pharmaceuticals Inc.
         ..................................... .................................. ...................................
         William F. Zuendt                     Director                           Wells Fargo Bank
                                               .................................. ...................................
                                               President                          Wells Fargo & Company
                                               .................................. ...................................
                                               Director                           3Com Corporation
                                               .................................. ...................................
                                               Director                           California Chamber of Commerce

(j)      Wells Capital Management Incorporated

         The description of Wells Capital Management ("WCM"), the investment sub-adviser for the Portfolio in which Equity Index Fund invests, contained in Parts A and B of post-effective amendment No. 83 (accession number 0001004402-00-000327) of the Trust's Registration Statement, is incorporated by reference herein.

         The following are the directors and principal executive officers of WCM, including their business connections, which are of a substantial nature. The address of WCM is 525 Market Street, San Francisco, California 94105 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Allen J. Ayvazian                     Chief Equity Officer               WCM
         ..................................... .................................. ...................................
         Robert Willis                         President and Chief Investment     WCM
                                               Officer
         ..................................... .................................. ...................................
         Brigid Breen                          Chief Compliance Officer           WCM
         ..................................... .................................. ...................................
         Jose Casas                            Chief Operating Officer            WCM
         ..................................... .................................. ...................................
         Larry Fernandes                       Principal                          WCM
         ..................................... .................................. ...................................
         Jacqueline Anne Flippin               Principal                          WCM
         ..................................... .................................. ...................................
         Stephen Galiani                       Senior Principal Director          WCM
         ..................................... .................................. ...................................
         Madeleine Gish                        Senior Principal                   WCM
         ..................................... .................................. ...................................
         Kelli Ann Lee                         Managing Director                  WCM
         ..................................... .................................. ...................................
         Melvin Lindsey                        Managing Director                  WCM
         ..................................... .................................. ...................................
         Clark Messman                         Chief Legal Officer                WCM
         ..................................... .................................. ...................................
         Brian Mulligan                        Managing Director                  WCM
         ..................................... .................................. ...................................
         Thomas O'Malley                       Managing Director                  WCM
         ..................................... .................................. ...................................
         Clyde Ostler                          Director                           WCM
         ..................................... .................................. ...................................
         Guy Rounsaville                       Director                           WCM
         ..................................... .................................. ...................................
         Katherine Schapiro                    Senior Principal                   WCM
         ..................................... .................................. ...................................
         Gary Schlossbertg                     Economist                          WCM

ITEM 27.  PRINCIPAL UNDERWRITERS

(a)      Forum  Fund  Services,   LLC,  Registrant's   underwriter,   serves  as
         underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

         The Cutler Trust                       Monarch Funds
         Memorial Funds                         Sound Shore Fund, Inc.
         Forum Funds                            TrueCrossing Funds

(b) The following officers of Forum Fund Services, LLC, the Registrant's underwriter, hold the following positions with the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

         Name                                      Position with Underwriter           Position with Registrant
         ..................................... .................................. ...................................
         John Y. Keffer                                    Director                      Chairman, President
         ..................................... .................................. ...................................
         David I. Goldstein                                Secretary                        Vice President
         ..................................... .................................. ...................................
         Ronald H. Hirsch                                  Treasurer                          Treasurer

(c)      Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 30.  UNDERTAKINGS

         None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on December 29, 2000.

                                     FORUM FUNDS

                                     By: /S/ JOHN Y. KEFFER
                                        ----------------------------------------
                                              John Y. Keffer, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on December 29, 2000.

(a)      Principal Executive Officer

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer
         President and Chairman

(b)      Principal Financial Officer

         /S/ RONALD H. HIRSCH
         --------------------------------------------
         Ronald H. Hirsch
         Treasurer

(c)      A majority of the Trustees

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer
         Trustee

         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By: /S/ JOHN Y. KEFFER
            -----------------------------------------
         John Y. Keffer
         Attorney in Fact*

*Pursuant to powers of attorney previously filed as Other Exhibits to this Registration Statement.

                                   SIGNATURES

On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Forum Funds to be signed in the City of Portland, State of Maine on December 29, 2000.

                                       CORE TRUST (DELAWARE)

                                       By:    /S/ JOHN Y. KEFFER
                                          --------------------------------------
                                                John Y. Keffer, President

On behalf of Core Trust (Delaware), this amendment to the Registration Statement of Forum Funds has been signed below by the following persons in the capacities indicated on December 29, 2000.

(d)      Principal Executive Officer

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer
         President and Chairman

(e)      Principal Financial Officer

         /S/ RONALD H. HIRSCH
         --------------------------------------------
         Ronald H. Hirsch
         Treasurer

(f)      A majority of the Trustees

         /S/ JOHN Y. KEFFER
         --------------------------------------------
         John Y. Keffer
         Trustee

         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By: /S/ JOHN Y. KEFFER
            -----------------------------------------
         John Y. Keffer
         Attorney in Fact*

*Pursuant to powers of attorney previously filed as Other Exhibits to this Registration Statement.

                                INDEX TO EXHIBITS

(d)(9) Investment Advisory Agreement between Registrant and Brown Advisory Incorporated dated December 20, 2000 relating to BrownIA Maryland Bond Fund.

(h)(6) Shareholder Service Plan of Registrant dated March 1, 2000 relating to BrownIA Small Cap Growth Fund, BrownIA Growth Equity Fund and BrownIA Maryland Bond Fund.

(j)      Consent of Independent Auditors.